Citigroup Mortgage Loan Trust 2024-RP1 ABS-15G

Exhibit 99.1 - Schedule 2

Loan Level Exception - Disposition (Loan Grades)

																			FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	XXXX	8000006	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000007	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000008	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000024	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000050	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000157	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XX%: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $195,354.90 is underdisclosed from calculated Finance Charge of $197,839.72 in the amount of $2,484.82.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to verify cause of under disclosure due to missing Itemization of amount financed.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XX%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000166	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $338,197.06 is underdisclosed from calculated Finance Charge of $339,291.39 in the amount of $1,094.33.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000184	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $59,326.73 is underdisclosed from calculated Finance Charge of $59,597.79 in the amount of $271.06.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a settlement fee of $175, a tax cert fee of $45.58 and a courier fee of $50.00 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000225	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000334	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000353	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000420	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000461	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000496	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000517	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000662	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000757	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000763	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000792	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $137,025.66 is underdisclosed from calculated Finance Charge of $137,225.67 in the amount of $200.01.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000834	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000942	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000975	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001503	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001494	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001492	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Missing initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): The Act does not appear to provide for assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001493	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001464	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and max balance, if applicable.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001488	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001480	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001456	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Nevada Home Loan (Ability to Repay not Verified): Assignees and purchasers would qualify as “lenders” subject to the Act. Damages consist of three times the borrower’s actual damages, plus costs and reasonable attorney’s fees. In addition, borrower has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in connection with the home loan.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001466	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] State Compliance - Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not Compliant: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001452	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Debt Consolidation		2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001448	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001431	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001446	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  File does not contain evidence that broker performed an analysis of borrower’s ability to repay based on verified income, obligations, assets, and/or employment.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001421	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001428	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001423	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001414	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $267,348.63 is underdisclosed from calculated Finance Charge of $267,624.13 in the amount of $275.50.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization only disclosed origination charges in the amount of $2129.05 however, final HUD reflects $2404.55	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001409	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001398	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001412	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001410	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001387	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001395	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001388	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.
[3] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Period Inaccurate: Truth in Lending Act (MDIA 2011):  The discounted introductory rate period on the Final TIL does not match the discounted introductory rate period for the loan.
[3] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The Discounted Interest Rate change date on the Final TIL does not match the discounted interest change date for the loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Period Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001375	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Broker Notice Not Provided): Nebraska Mortgage Bankers Registration and Licensing Act:  Mortgage broker has received compensation from the borrower without providing a written agreement to the borrower.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Broker Notice Not Provided): Assignee Liability:  The Anti-Predatory lending provisions arising under the Act extend to persons licensed under the Act.  In turn, the Act requires a license of any person acting as a "mortgage banker", which includes, among other activities, acquiring and selling ten or more mortgage loans in a calendar year.  Therefore, assignees and purchasers would qualify as "mortgage bankers," and would therefore be subject to the enforcement mechanisms in the Act for any compliance failure that the assignee itself commits.  However, failure to comply with the Act will not affect the validity or enforceability of any mortgage loan. Further, a person acquiring a mortgage loan or an interest in a mortgage loan is not required to ascertain the extent of compliance with the Act.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001385	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001382	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001383	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001368	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001373	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - TIL-MDIA - Missing Required Statement on Early TIL Disclosure: Truth in Lending Act (Early TIL Disclosure):  Early TIL does not contain required statement (You are not required to complete this agreement…).
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Missing Required Statement on Early TIL Disclosure: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001384	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $331,504.95 is underdisclosed from calculated Finance Charge of $332,257.75 in the amount of $752.80.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing final Itemization of Amount Financed. There is a lender credit on line 802 of the HUD for -$1,362.76, which is not itemized and therefore excluded.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001360	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $9,516.70 is underdisclosed from calculated Finance Charge of $9,552.02 in the amount of $35.32.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine due to missing itemization of Amount Financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001367	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $136,152.91 is underdisclosed from calculated Finance Charge of $136,222.91 in the amount of $70.00.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an Wire funding fee of $30, Recording service fee $15, E-doc Fee $15	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001372	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001351	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001357	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
												[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001341	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at home loan. Final Til not signed however, Acknowledgment of receipt in file signed by borrower	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001365	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001339	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001338	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001334	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001396	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001322	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001332	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001320	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001305	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001314	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	2	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear. State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001304	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001300	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Maryland Mortgage Lending Regulations:  Net Tangible Benefit Worksheet not signed by borrower.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Assignee liability is unclear.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001303	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001291	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001295	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -  Cure for 0% tolerance Provided Outside of 30 Days.: Unable to determine if the Cure was made more than 30 days after Note Date due to missing information.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Cure for 0% tolerance Provided Outside of 30 Days.: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001280	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001282	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001278	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $398,298.92 is underdisclosed from calculated Finance Charge of $398,493.90 in the amount of $194.98.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing TIL itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001265	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $338,221.63 is underdisclosed from calculated Finance Charge of $345,373.05 in the amount of $7,151.42.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's Final TIL shows MI being in force for 109 months, however based on the loan amount and appraisal value MI would be in force for 169 months.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001267	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001262	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001253	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $169,716.79 is underdisclosed from calculated Finance Charge of $169,760.95 in the amount of $44.16.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgement of Receipt in file signed by borrower.
Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of Amount Financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001255	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed; however, Acknowledgement of Receipt in files signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001277	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Incorrect GFE Form Used: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Incorrect GFE Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001263	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001252	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001245	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

															State Compliance - South Carolina Home Loan (No Tangible Net Benefit): Assignee Liability: The Act provides that the making of a consumer home loan or a high cost home loan that violates the home loan or high cost provisions is a violation of the law and the borrower has a right in action, other than a class action, to recover from the lender or party charged with the violation. It appears that assignees and purchasers would be subject to this liability. Damages can include actual damages, and a penalty of not less than $1,500 and not more than $7,500 for each loan transaction. Class actions are prohibited. A court may refuse to enforce an agreement that violates the Act. Costs and attorney fees may also be awarded.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001239	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001244	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001229	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001230	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $295,069.78 is underdisclosed from calculated Finance Charge of $295,132.69 in the amount of $62.91.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001218	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Close at Home Loan. Final HUD-1 not signed by borrower however, Acknowledgment of Receipt is in file signed by borrower. This unsigned HUD was used for compliance testing.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in
file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Nevada Home Loan (Ability to Repay not Verified): Assignees and purchasers would qualify as “lenders” subject to the Act. Damages consist of three times the borrower’s actual damages, plus costs and reasonable attorney’s fees. In addition, borrower has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in connection with the home loan.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001220	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001223	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001213	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001211	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001231	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001202	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency (UAL State)						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001205	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001203	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001193	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001191	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001181	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,361.87 is underdisclosed from calculated Finance Charge of $134,505.87 in the amount of $144.00.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001175	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001184	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)			Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001174	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $192,823.12 is underdisclosed from calculated Finance Charge of $192,887.78 in the amount of $64.66.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization only disclosed origination charges in the amount of $2741.73 however, final HUD reflects $2807.59	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001170	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001160	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

															State Compliance - South Carolina Home Loan (No Tangible Net Benefit): Assignee Liability: The Act provides that the making of a consumer home loan or a high cost home loan that violates the home loan or high cost provisions is a violation of the law and the borrower has a right in action, other than a class action, to recover from the lender or party charged with the violation. It appears that assignees and purchasers would be subject to this liability. Damages can include actual damages, and a penalty of not less than $1,500 and not more than $7,500 for each loan transaction. Class actions are prohibited. A court may refuse to enforce an agreement that violates the Act. Costs and attorney fees may also be awarded.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001167	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001155	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

															State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001156	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. [2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.	State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

															State Compliance - South Carolina Home Loan (No Tangible Net Benefit): Assignee Liability: The Act provides that the making of a consumer home loan or a high cost home loan that violates the home loan or high cost provisions is a violation of the law and the borrower has a right in action, other than a class action, to recover from the lender or party charged with the violation. It appears that assignees and purchasers would be subject to this liability. Damages can include actual damages, and a penalty of not less than $1,500 and not more than $7,500 for each loan transaction. Class actions are prohibited. A court may refuse to enforce an agreement that violates the Act. Costs and attorney fees may also be awarded.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001143	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001140	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001133	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001132	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001098	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001109	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $325,526.98 is underdisclosed from calculated Finance Charge of $326,775.57 in the amount of $1,248.59.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001068	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001096	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $182,754.50 is underdisclosed from calculated Finance Charge of $183,303.13 in the amount of $548.63.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001053	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $119,743.18 is underdisclosed from calculated Finance Charge of $120,021.18 in the amount of $278.00.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001055	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001094	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001095	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $76,710.70 is underdisclosed from calculated Finance Charge of $77,018.70 in the amount of $308.00.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $XXXX does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the tax service fee (lien protection fee) of $61.50 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001108	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,752.65 is underdisclosed from calculated Finance Charge of $109,157.52 in the amount of $404.87.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001051	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001021	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001023	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000995	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000970	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000972	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000976	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000977	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000978	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001042	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001041	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000979	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000904	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001008	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $355,342.20 is underdisclosed from calculated Finance Charge of $357,062.47 in the amount of $1,720.27.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000895	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001040	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $90,699.33 is underdisclosed from calculated Finance Charge of $91,051.42 in the amount of $352.09.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001000	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000859	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001048	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $100,637.80 is underdisclosed from calculated Finance Charge of $101,301.14 in the amount of $663.34.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001049	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XX%: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $117,177.27 is underdisclosed from calculated Finance Charge of $129,377.69 in the amount of $12,200.42.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is sourced to the miscalculation of amount financed within the Final TIL.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XX%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Virginia Tangible Net Benefit Test: The secondary market purchase of a loan does not trigger coverage of the statute.”			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001045	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001047	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000879	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000811	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000813	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000815	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001009	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001030	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000896	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001003	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001016	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000793	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000765	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001099	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000738	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001006	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $211,512.60 is underdisclosed from calculated Finance Charge of $212,172.29 in the amount of $659.69.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000735	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000764	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001097	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000758	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001101	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000695	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001004	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001044	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000663	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $248,333.34 is underdisclosed from calculated Finance Charge of $248,725.18 in the amount of $391.84.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001046	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001007	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $308,892.20 is underdisclosed from calculated Finance Charge of $310,330.38 in the amount of $1,438.18.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note of $XXXX does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001100	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000681	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001107	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000640	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001005	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $212,264.60 is underdisclosed from calculated Finance Charge of $212,930.97 in the amount of $666.37.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001110	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $124,506.90 is underdisclosed from calculated Finance Charge of $125,041.08 in the amount of $534.18.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $XXXX does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the tax service fee (lien protection fee) of $57 as a prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001111	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $186,082.67 is underdisclosed from calculated Finance Charge of $186,772.15 in the amount of $689.48.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $XXXX does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the tax service (lien protection) fee as a prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001001	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000611	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000626	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] State Compliance - Alabama Late Charge Percent and Amount Testing: Alabama Late Charge: Note late charge amount of $104.29 exceeds the state maximum of $100.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000595	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001112	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000575	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000540	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000527	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000514	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000915	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000488	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000493	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000478	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000462	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000445	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000444	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000405	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $103,640.01 is underdisclosed from calculated Finance Charge of $103,933.01 in the amount of $293.00.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000371	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000376	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000382	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000357	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000497	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000345	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,743.62 is underdisclosed from calculated Finance Charge of $108,851.10 in the amount of $107.48.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is payment stream related due to the Final TIL disclosing a PMI term of 118 months when the calculated term is120 months.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000306	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000329	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000291	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000287	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000499	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000255	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000259	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,307.72 is underdisclosed from calculated Finance Charge of $108,399.72 in the amount of $92.00.
												[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000465	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001059	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000267	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000196	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000177	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $106,967.80 is underdisclosed from calculated Finance Charge of $107,008.16 in the amount of $40.36.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000165	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000155	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000083	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $62,997.41 is underdisclosed from calculated Finance Charge of $63,042.22 in the amount of $44.81.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the $20 courier fee in the Prepaid Finance Charges. It also listed the Attorney fee as $625, whereas the HUD lists $650.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000498	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000048	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000285	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000028	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $95,746.63 is underdisclosed from calculated Finance Charge of $96,208.16 in the amount of $461.53.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Closing / Title - Missing Document: HUD-1 Addendum not provided: HUD Line 811 reflects "see attachment", however, the attachment was not located. The $44 has been included in high cost testing.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization does not disclose a Settlement fee of $400.00, a title courier fee of $20.00 or a Sub Escrow fee of $100.00 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000018	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000001	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001760	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001755	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002270	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001744	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $274,588.34 is underdisclosed from calculated Finance Charge of $276,890.36 in the amount of $2,302.02.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002269	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001731	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001725	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001727	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001710	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001709	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001712	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: XX/XX/XXXX
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001711	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001694	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001689	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001708	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.
[2] Closing / Title - (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Escrow question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.	Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001679	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001687	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001688	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001682	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001678	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $61,210.75 is underdisclosed from calculated Finance Charge of $61,246.71 in the amount of $35.96.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a Sub Escrow Fee for $45 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001653	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001675	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001643	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan, Final TIL not signed however, Acknowledgement of Receipt in file signed by borrower	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001652	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001640	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $39,323.49 is underdisclosed from calculated Finance Charge of $39,373.49 in the amount of $50.00.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final itemization did not disclose the tax cert fee of $50 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001615	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001654	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001639	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
												[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001638	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001619	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $260,703.11 is underdisclosed from calculated Finance Charge of $261,725.85 in the amount of $1,022.74.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not Settlement or Closing fee of $750 & Departmentals of $600 prepaid Finance charge,	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001649	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001616	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	State Compliance - Maryland Counseling Disclosure Not Compliant: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001617	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001618	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001599	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of XX% exceeds the state maximum of 3%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001610	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001624	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $34,483.07 is underdisclosed from calculated Finance Charge of $34,548.07 in the amount of $65.00.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The itemization of amount financed did not include the email fee of $35 and wire fee of $30 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001600	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001591	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001601	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $75,989.00 is underdisclosed from calculated Finance Charge of $76,719.00 in the amount of $730.00.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to itemization does not disclose underwriter fee of $700.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001575	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001590	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001574	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001603	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001576	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001558	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Nevada Home Loan (Ability to Repay not Verified): Assignees and purchasers would qualify as “lenders” subject to the Act. Damages consist of three times the borrower’s actual damages, plus costs and reasonable attorney’s fees. In addition, borrower has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in connection with the home loan.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001562	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001533	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $98,179.05 is underdisclosed from calculated Finance Charge of $98,579.04 in the amount of $399.99.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not include Settlement fees of $150 and $250 in the prepaid amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002257	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001535	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001517	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001531	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001523	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $420,424.80 is underdisclosed from calculated Finance Charge of $421,509.38 in the amount of $1,084.58.
[2] Closing / Title - (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed. There is a $2,800 unspecified credit by lender on the hud.
Closing / Title - (Doc Error) HUD Error: Principal, interest and MI payment on page 3 of the final HUD was not provided.: Final HUD P&I amount was not provided	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001507	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XX%: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $278,825.82 is underdisclosed from calculated Finance Charge of $284,175.82 in the amount of $XXX.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] State Compliance - South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): South Carolina Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of amount financed.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XX%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001573	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002252	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002248	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002226	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $185,562.10 is underdisclosed from calculated Finance Charge of $186,262.68 in the amount of $700.58.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $XXXX does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002233	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $233,526.95 is underdisclosed from calculated Finance Charge of $234,421.29 in the amount of $894.34.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $XXXX does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002223	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $224,346.57 is underdisclosed from calculated Finance Charge of $225,156.12 in the amount of $809.55.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $224,346.57 is underdisclosed from calculated Finance Charge of $225,217.62 in the amount of $871.05.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002234	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $75,059.70 is underdisclosed from calculated Finance Charge of $75,350.54 in the amount of $290.84.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $XXXX does not correspond with loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002220	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $307,512.77 is underdisclosed from calculated Finance Charge of $308,212.18 in the amount of $699.41.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note $XXXX does not correspond with loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002212	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002210	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002211	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002222	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002231	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $153,392.60 is underdisclosed from calculated Finance Charge of $153,888.88 in the amount of $496.28.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note of $XXXX does not correspond with loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002228	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $252,090.70 is underdisclosed from calculated Finance Charge of $253,196.71 in the amount of $1,106.01.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed on payment on note of $XXXX does not correspond with loan amount loan term and the interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002230	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002209	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002225	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $185,743.72 is underdisclosed from calculated Finance Charge of $186,300.86 in the amount of $557.14.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002224	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $264,133.00 is underdisclosed from calculated Finance Charge of $265,044.75 in the amount of $911.75.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $XXXX does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002214	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002229	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002221	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002217	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002219	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $375,966.06 is underdisclosed from calculated Finance Charge of $377,515.50 in the amount of $1,549.44.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed on payment on note of $XXXX does not correspond with loan amount loan term and the interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002232	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002216	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002227	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,827.60 is underdisclosed from calculated Finance Charge of $106,336.97 in the amount of $509.37.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment of $XXXX on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002215	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002213	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $83,997.90 is underdisclosed from calculated Finance Charge of $84,376.84 in the amount of $378.94.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $XXXX does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the tax service fee of $57 as a prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002218	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $140,308.58 is underdisclosed from calculated Finance Charge of $140,976.88 in the amount of $668.30.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002089	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002090	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002072	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002070	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002067	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002084	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8002055	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002052	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002054	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002053	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002046	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002044	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002042	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002041	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002056	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $282,372.19 is underdisclosed from calculated Finance Charge of $284,903.34 in the amount of $2,531.15.
[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Loan prepay term of 48 months exceeds state maximum of 36 months.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing TIL itemization of amount financed. There is a Seller credit on page one of HUD for $3,000 which is not itemized therefore excluded.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001002	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001043	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001064	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001084	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001085	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001088	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001090	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001104	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001139	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001168	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.					No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001219	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001228	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001266	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001275	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001283	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001333	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001350	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.			Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001354	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001366	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001411	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XX%: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $315,848.91 is underdisclosed from calculated Finance Charge of $350,152.56 in the amount of $34,303.65.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the lender not including the monthly MI in the payment stream.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XX%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001413	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001483	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001487	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Unable to test the Escrow Payment on the Final TIL due to missing information.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001522	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001532	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Closing / Title - (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Escrow question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided.
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001563	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001571	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001593	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $107,667.70 is underdisclosed from calculated Finance Charge of $107,905.50 in the amount of $237.80.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to lender did not include rate lock fee paid POC as a prepaid finance charge	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001637	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001768	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002062	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002097	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002238	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002274	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001783	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001776	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001778	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001795	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001775	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001773	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of XX% exceeds the state maximum of 3%.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001770	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001769	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
												[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001784	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001764	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002276	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001759	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001762	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001758	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.			State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001763	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001756	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $324,050.20 is underdisclosed from calculated Finance Charge of $324,178.20 in the amount of $128.00.
[2] Federal Compliance - RESPA (2010) - Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose the subordination fees of $150 and $53 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA (2010) - Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001753	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001752	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001766	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002275	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002271	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001750	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001747	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $144,510.46 is underdisclosed from calculated Finance Charge of $145,125.47 in the amount of $615.01.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosed in fees. HUD reflects a lump sum credit from lender of $1,006.20 on page 1. Breakdown of how the credit is applied not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001741	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001748	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
												[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001737	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. [2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001740	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001739	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001742	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001749	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001743	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Closing / Title - (Doc Error) HUD Error: Interest rate on page 3 of the final HUD was not provided. [2] Closing / Title - (Doc Error) HUD Error: Loan term on page 3 of the final HUD was not provided. [2] Closing / Title - (Doc Error) HUD Error: Principal, interest and MI payment on page 3 of the final HUD was not provided.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001745	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001732	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001735	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001738	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
												[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.			Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001736	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001724	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001723	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001733	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001729	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001728	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001722	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001720	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001730	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001718	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001705	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001704	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001707	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.			Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001719	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001714	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001715	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001716	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002268	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001699	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			Late Charge						C	C	C	C	C						C	C	C	C	C
XXXX	XXXX	XXXX	8001706	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001703	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - RESPA - Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001698	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001702	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001696	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001721	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $204,879.02 is underdisclosed from calculated Finance Charge of $205,204.02 in the amount of $325.00.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a recording service fee of $30, a release tracking fee of $120 and a signing fee of $175 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001686	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001692	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001700	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001690	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - RESPA - Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001713	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001684	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001693	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1 [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001685	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001681	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002267	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001695	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001680	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $88,673.62 is underdisclosed from calculated Finance Charge of $89,534.13 in the amount of $860.51.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a XXX Subordination request fee of $100 & Service Charge of $760.51 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001701	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The Discounted Interest Rate change date on the Final TIL does not match the discounted interest change date for the loan.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001683	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001674	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001697	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001668	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001672	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.			Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002265	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001673	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001677	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Closing / Title - (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Escrow question on page 3 of the  final HUD was not provided.
												[2] Closing / Title - (Doc Error) HUD Error: Prepayment penalty question on page 3 of the final HUD was not provided.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001670	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001669	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001664	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001656	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	2	[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001662	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,411.92 is underdisclosed from calculated Finance Charge of $86,559.92 in the amount of $148.00.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Document signing fee of $125 as prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001663	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001665	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001655	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001650	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001657	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001651	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $250,871.63 is underdisclosed from calculated Finance Charge of $252,593.88 in the amount of $1,722.25.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001658	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001644	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $207,715.73 is underdisclosed from calculated Finance Charge of $209,540.73 in the amount of $XXX.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001636	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001634	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001645	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] State Compliance - Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

State Compliance - Maryland Counseling Disclosure Not Compliant: HB 1399 does not contain express provisions for assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001648	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002264	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001642	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001629	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001632	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001614	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001627	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $136,690.68 is underdisclosed from calculated Finance Charge of $136,740.68 in the amount of $50.00.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the $50 Recording Service Fee in the Prepaid Finance Charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001613	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $77,024.64 is underdisclosed from calculated Finance Charge of $77,897.81 in the amount of $873.17.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Title Service fee of $872.72 as prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001611	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001626	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $48,907.43 is underdisclosed from calculated Finance Charge of $49,452.97 in the amount of $545.54.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001620	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,288.86 is underdisclosed from calculated Finance Charge of $130,329.89 in the amount of $2,041.03.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002262	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Closing / Title - (Doc Error) HUD Error: An escrow account is disclosed on page 3 of the HUD and escrow types were not identified.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001612	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001625	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $80,889.69 is underdisclosed from calculated Finance Charge of $81,374.66 in the amount of $484.97.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization does not disclose a recording service fee of $465.00 or NYS Sales Tax of $19.97 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001621	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001608	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001606	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001589	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001597	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $32,775.41 is underdisclosed from calculated Finance Charge of $32,963.48 in the amount of $188.07.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization does not disclose the $5.25 Flood Cert Fee, $375 Settlement Fee, the $77.82 in Prepaid Int, or the $80 Tax Service Fee, in the Prepaid Finance Charges, It does list $350 Origination fee, of which the HUD verifies was credited by the Lender.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001585	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001595	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge of XX% exceeds state maximum of 4% or $5, whichever is greater.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001604	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $44,371.08 is underdisclosed from calculated Finance Charge of $44,864.85 in the amount of $493.77.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001586	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001592	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001587	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001605	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001602	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001628	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001588	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001582	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $180,716.91 is underdisclosed from calculated Finance Charge of $181,260.35 in the amount of $543.44.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001607	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001598	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001581	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001583	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001596	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001579	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001594	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001570	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $67,649.17 is underdisclosed from calculated Finance Charge of $67,715.37 in the amount of $66.20.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002260	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001564	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001566	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001577	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001561	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001560	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting. Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001569	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001565	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001568	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002258	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001553	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002259	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001567	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001556	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001555	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001551	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $172,068.38 is underdisclosed from calculated Finance Charge of $173,552.13 in the amount of $1,483.75.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing TIL itemization of amount financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001557	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001554	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001540	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
												[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001543	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001545	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001544	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001529	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001528	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001550	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001552	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001548	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001538	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001537	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001546	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001527	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Maryland Mortgage Lending Regulations:  Net Tangible Benefit Worksheet not signed by borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Assignee liability is unclear.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001530	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001542	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001525	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001526	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001521	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $203,120.22 is underdisclosed from calculated Finance Charge of $203,303.21 in the amount of $182.99.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002256	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001513	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001524	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002255	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001512	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
												[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001511	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $60,863.06 is underdisclosed from calculated Finance Charge of $61,386.40 in the amount of $523.34.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001515	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Disclosure provided XX/XX/XXXX.		Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001534	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002254	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001509	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001505	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001508	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001510	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $179,637.81 is underdisclosed from calculated Finance Charge of $180,799.65 in the amount of $1,161.84.
[2] State Compliance - Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not Compliant: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001502	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,800.82 is underdisclosed from calculated Finance Charge of $139,437.62 in the amount of $636.80.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose an CPL fee $75, Flood Fee $10, Settlement fee $200, State policy fee $3, Tax service fee $85, Title courier fee $25 as prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001499	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001497	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001500	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001495	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001501	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001504	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $343,115.35 is underdisclosed from calculated Finance Charge of $344,115.75 in the amount of $1,000.40.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose $872.00 Title Service Charge & $125.00 Assignment Recording Fee as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001498	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001477	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,532.64 is underdisclosed from calculated Finance Charge of $128,763.08 in the amount of $230.44.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an Underwriting fee of $250 as prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001484	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001485	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001481	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001490	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002251	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001478	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001461	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001471	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001462	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001463	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001474	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.			Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001460	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001465	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001468	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001453	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001457	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002249	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8002250	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001506	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001458	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001442	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $61,822.22 is underdisclosed from calculated Finance Charge of $61,885.79 in the amount of $63.57.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001441	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001451	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001450	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001467	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,128.98 is underdisclosed from calculated Finance Charge of $134,638.04 in the amount of $509.06.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine underdisclosure due to missing Itemization of Amount Financed.
Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Disclosure dateXX/XX/XXXX, initial applicaiton dateXX/XX/XXXX.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001444	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $149,783.25 is underdisclosed from calculated Finance Charge of $149,858.55 in the amount of $75.30.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose the closing protection fee of $75 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001443	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001433	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001439	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001438	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001449	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.			Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001440	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001447	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001437	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001429	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $238,066.11 is underdisclosed from calculated Finance Charge of $239,416.93 in the amount of $1,350.82.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose $25 Closing Protection Letter, $335 Loan Origination Fee, $540 Prepaid Interest Fee, $962 Service Charges Fee, $70 Tax Service Fee and HUD did not disclose $176.54 Assessment Fee as prepaid finance charge	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001434	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001427	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001422	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $205,891.28 is underdisclosed from calculated Finance Charge of $206,422.32 in the amount of $531.04.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002247	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001426	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001419	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $79,684.15 is underdisclosed from calculated Finance Charge of $80,282.56 in the amount of $598.41.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing TIL itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001407	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $211,645.92 is underdisclosed from calculated Finance Charge of $211,973.60 in the amount of $327.68.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is fee related. Itemization did not reflect the Title Service fee of $327.68 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001430	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001416	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001417	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001415	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001408	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001404	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001405	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $68,555.71 is underdisclosed from calculated Finance Charge of $68,760.92 in the amount of $205.21.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization discloses Origination fee of $940.00 however per HUD the Origination fee is $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001432	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001399	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.			Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001400	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001420	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001418	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001402	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001397	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $122,150.46 is underdisclosed from calculated Finance Charge of $122,226.46 in the amount of $76.00.
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001403	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001394	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001392	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001393	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001390	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Closing / Title - (Doc Error) HUD Error: Interest rate on page 3 of the final HUD was not provided. [2] Closing / Title - (Doc Error) HUD Error: Loan amount on page 3 of the final HUD was not provided. [2] Closing / Title - (Doc Error) HUD Error: Loan term on page 3 of the final HUD was not provided. [2] Closing / Title - (Doc Error) HUD Error: Principal, interest and MI payment on page 3 of the final HUD was not provided.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001391	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001386	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001380	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001376	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001381	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001378	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001371	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $298,151.30 is underdisclosed from calculated Finance Charge of $298,367.30 in the amount of $216.00.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose the recording service fee of $25, release tracking fee of $35, subordination processing fee of $100 and subordination recording fee of $56 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001369	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001374	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $115,519.27 is underdisclosed from calculated Finance Charge of $117,652.41 in the amount of $2,133.14.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Due to MI variance in payment stream	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001363	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001364	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001362	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. [2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001359	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001358	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001370	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001356	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.			Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001355	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001352	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Maryland Counseling Disclosure Not Compliant: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001349	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001344	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001343	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001353	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001340	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001336	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001335	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001342	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001331	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001328	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $63,623.46 is underdisclosed from calculated Finance Charge of $63,924.25 in the amount of $300.79.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001329	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001325	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001324	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001327	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002246	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
												[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001321	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001323	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001316	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001317	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001330	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001311	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001307	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001310	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001309	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001318	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001315	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001308	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001319	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001302	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001306	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001299	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001826	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001293	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $37,358.50 is underdisclosed from calculated Finance Charge of $37,874.09 in the amount of $515.59.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001298	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.			Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001301	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
												[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001297	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001292	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001294	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $54,606.15 is underdisclosed from calculated Finance Charge of $54,751.15 in the amount of $145.00.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001286	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001296	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
												[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001290	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001285	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Initial application dateXX/XX/XXXX, disclosure dateXX/XX/XXXX.	Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001287	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $19,937.99 is underdisclosed from calculated Finance Charge of $20,007.99 in the amount of $70.00.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001288	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.			Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001284	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001281	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002245	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001273	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001276	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001274	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001270	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Disclosure date XX/XX/XXXX, initial application date XX/XX/XXXX.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001268	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001279	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001269	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001272	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
												[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001260	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001258	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Unable to test Closing Disclosure due to missing information.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001261	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002244	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001257	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001259	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $195,368.82 is underdisclosed from calculated Finance Charge of $195,593.82 in the amount of $225.00.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is fee related sourced to the Itemization reflecting the Title Settlement Fee as $250, however it is reflected as $475 within the Final HUD.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001251	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
												[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001256	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
												[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001271	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001250	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $120,538.28 is underdisclosed from calculated Finance Charge of $121,120.78 in the amount of $582.50.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a Settlement/Closing Fee of $582.50 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001254	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001249	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001248	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001243	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001247	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001246	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001240	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
												[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001237	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001236	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001235	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Assignee liability is unclear.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001233	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001232	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001225	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001224	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001222	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001227	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001221	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001216	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001215	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001217	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001212	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001214	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001210	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002243	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001208	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with evidence of cure provided on Final HUD-1 [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001206	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $162,183.42 is underdisclosed from calculated Finance Charge of $163,466.68 in the amount of $1,283.26.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001199	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001204	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $103,299.22 is underdisclosed from calculated Finance Charge of $103,600.22 in the amount of $301.00.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001201	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,805.09 is underdisclosed from calculated Finance Charge of $132,910.09 in the amount of $105.00.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charge under disclosure is due to mismatch in following fees between TIL Itemization and HUD-1 :closing protection $25,Loan origination fee $530 was not available in the Itemization and MERS $6.95 , Admin fee $244, Underwriting Fee $70 and Processing Fee $150 was not available in HUD	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001195	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001200	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	UTD UTD	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Virginia Tangible Net Benefit Test: The secondary market purchase of a loan does not trigger coverage of the statute.”		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001194	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $373,491.59 is underdisclosed from calculated Finance Charge of $373,561.75 in the amount of $70.16.
												[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Subordination recording fee of $65.50 as prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002242	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001196	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001198	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001188	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001187	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $292,071.98 is underdisclosed from calculated Finance Charge of $292,146.92 in the amount of $74.94.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to illegible Itemization of Amounts Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001197	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001190	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $237,516.63 is underdisclosed from calculated Finance Charge of $237,973.39 in the amount of $456.76.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001189	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001183	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001179	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001182	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $351,410.32 is underdisclosed from calculated Finance Charge of $351,590.70 in the amount of $180.38.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001173	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001171	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001172	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001178	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001185	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001825	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XX%: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $64,785.42 is underdisclosed from calculated Finance Charge of $65,583.13 in the amount of $797.71.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing TIL itemization of amount financed.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is
not dated by borrower so cannot confirm when borrower received the TIL.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XX%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002240	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001169	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.	State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

															State Compliance - South Carolina Home Loan (No Tangible Net Benefit): Assignee Liability: The Act provides that the making of a consumer home loan or a high cost home loan that violates the home loan or high cost provisions is a violation of the law and the borrower has a right in action, other than a class action, to recover from the lender or party charged with the violation. It appears that assignees and purchasers would be subject to this liability. Damages can include actual damages, and a penalty of not less than $1,500 and not more than $7,500 for each loan transaction. Class actions are prohibited. A court may refuse to enforce an agreement that violates the Act. Costs and attorney fees may also be awarded.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001165	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001164	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $195,362.74 is underdisclosed from calculated Finance Charge of $195,792.67 in the amount of $429.93.	Federal Compliance - Final TIL Finance Charge Under Disclosed: APR disclosure did not disclose $600.00 Attorney Fee as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001162	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. A lookback period was not able to be performed. Compliance tests were run using an application date of XX/XX/XXXX which is one month prior to consummation.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002239	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001158	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001153	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001157	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001176	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001159	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001163	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XX% is overdisclosed from calculated APR of XX% outside of XX% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $704,392.03 is underdisclosed from calculated Finance Charge of $705,006.81 in the amount of $614.78.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001152	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001161	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $434,529.14 is underdisclosed from calculated Finance Charge of $434,904.95 in the amount of $375.81.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001149	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001180	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001146	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001151	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001144	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001150	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001154	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001145	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001142	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001148	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001137	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001141	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002241	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001166	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001134	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002237	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $88,150.08 is underdisclosed from calculated Finance Charge of $88,303.21 in the amount of $153.13.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001147	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001136	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $274,801.46 is underdisclosed from calculated Finance Charge of $275,726.52 in the amount of $925.06.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001131	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001125	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001130	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001127	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001128	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001124	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001129	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001123	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001126	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001119	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001118	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001117	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001116	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001113	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001121	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001105	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001102	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001103	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.			State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001106	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001093	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
												[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001091	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001092	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001086	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001122	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001083	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001079	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001073	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $369,580.37 is underdisclosed from calculated Finance Charge of $370,087.16 in the amount of $506.79.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Credit Repair fee of $500.00 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001074	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001072	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001063	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $62,105.59 is underdisclosed from calculated Finance Charge of $62,331.59 in the amount of $226.00.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization disclosed a Diech Fee of $XXX. Final HUD reflects a charge of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001089	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001070	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001069	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001066	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.					Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001065	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001052	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001058	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001071	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002205	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002203	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001060	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $335,133.95 is underdisclosed from calculated Finance Charge of $335,194.95 in the amount of $61.00.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Til itemization did not disclosed recording service charge fee of $50 as prepaid finance charge		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001075	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001061	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001057	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.					No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001036	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001039	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002202	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $309,288.35 is underdisclosed from calculated Finance Charge of $309,600.19 in the amount of $311.84.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not include a Pick up fee of $225 and Settlement fee of $775 in the prepaid amount financed, it did include a Settlement fee of $695.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001028	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001027	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $143,181.65 is underdisclosed from calculated Finance Charge of $143,379.95 in the amount of $198.30.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose the bankruptcy fee of $40, recording service fee of $140 and title courier fee of $20 as prepaid finance charges.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001035	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001029	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001037	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001031	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001024	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001033	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
												[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001018	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001014	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001011	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001026	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001062	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $400,956.99 is underdisclosed from calculated Finance Charge of $401,057.59 in the amount of $100.60.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not include prepaid interest of $654.16 in the prepaid amount financed; however, they did include prepaid interest of $553.56.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000998	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001010	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000993	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment. [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)			State Compliance - Nevada Home Loan (Ability to Repay not Verified): Assignees and purchasers would qualify as “lenders” subject to the Act. Damages consist of three times the borrower’s actual damages, plus costs and reasonable attorney’s fees. In addition, borrower has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in connection with the home loan.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001012	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001034	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000994	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001013	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $70,186.81 is underdisclosed from calculated Finance Charge of $70,236.81 in the amount of $50.00.
[2] State Compliance - Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing TIL itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															State Compliance - Virginia Tangible Net Benefit Test: The secondary market purchase of a loan does not trigger coverage of the statute.”			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001020	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001050	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000988	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001015	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000982	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001078	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000992	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000983	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000981	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000991	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000990	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000971	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $463,461.37 is underdisclosed from calculated Finance Charge of $463,503.85 in the amount of $42.48.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL reflects MI for 172 months whereas calculated TIL reflects MI for only 171 months. The TIL Itemization did not include a $40 Title Courier fee in prepaid finance charges and the TIL Itemization reflected only $595.58 prepaid interest whereas the HUD reflects prepaid interest in the amount of $649.73		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001025	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000956	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000973	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000964	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000959	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000954	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000960	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000965	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000997	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000984	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.					No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000958	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000957	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000952	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000963	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $380,973.75 is underdisclosed from calculated Finance Charge of $381,373.75 in the amount of $400.00.
												[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization did not disclose an Application Fee of $400 as prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000944	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8002199	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000962	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
															The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000943	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000955	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000968	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000951	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000950	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000966	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000985	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000945	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): Unable to test tangible net benefit due to missing information.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

															State Compliance - South Carolina Home Loan (No Tangible Net Benefit): Assignee Liability: The Act provides that the making of a consumer home loan or a high cost home loan that violates the home loan or high cost provisions is a violation of the law and the borrower has a right in action, other than a class action, to recover from the lender or party charged with the violation. It appears that assignees and purchasers would be subject to this liability. Damages can include actual damages, and a penalty of not less than $1,500 and not more than $7,500 for each loan transaction. Class actions are prohibited. A court may refuse to enforce an agreement that violates the Act. Costs and attorney fees may also be awarded.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000961	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000929	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000946	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
															The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000935	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge of XX% exceeds state maximum of 4% or $5, whichever is greater.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000930	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000936	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000940	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000934	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000937	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000931	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000920	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000947	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000914	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting. State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000932	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000925	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000919	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322): Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000921	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000967	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000927	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000897	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000917	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000922	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $75,694.71 is underdisclosed from calculated Finance Charge of $75,920.04 in the amount of $225.33.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000907	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000909	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000893	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000938	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000926	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $196,068.15 is underdisclosed from calculated Finance Charge of $196,441.40 in the amount of $373.25.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000903	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000900	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $290,086.05 is underdisclosed from calculated Finance Charge of $292,073.89 in the amount of $1,987.84.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000894	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000899	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. [2] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.			State Compliance - Nevada Home Loan (Ability to Repay not Verified): Assignees and purchasers would qualify as “lenders” subject to the Act. Damages consist of three times the borrower’s actual damages, plus costs and reasonable attorney’s fees. In addition, borrower has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in connection with the home loan.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000889	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000911	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $214,433.46 is underdisclosed from calculated Finance Charge of $214,856.57 in the amount of $423.11.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose the settlement fee of $450 and courier fee of $38.12 as prepaid finance charges.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000908	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000901	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000878	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000891	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000880	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000887	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000883	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002201	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000886	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000872	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $349,241.18 is underdisclosed from calculated Finance Charge of $349,503.39 in the amount of $262.21.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose email/e-doc fee of $50, Flood certification fee of $30, notice of settlement fee of $100, title courier/messenger fee of $70 and wire/funding/disbursement fee of $25 as prepaid finance charges. The TIL Itemization disclosed a flood determination of $12.50 which is not reflected as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002197	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000905	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000910	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $27,738.20 is underdisclosed from calculated Finance Charge of $27,784.71 in the amount of $46.51.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000924	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000861	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000898	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $246,838.77 is underdisclosed from calculated Finance Charge of $246,933.59 in the amount of $94.82.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000874	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000869	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000871	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000877	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000866	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm date borrower received.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000864	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000881	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000876	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000884	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000852	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000916	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000913	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000854	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000860	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000882	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000853	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000847	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000873	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $585,863.84 is underdisclosed from calculated Finance Charge of $585,962.84 in the amount of $99.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000858	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000870	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $618,576.14 is underdisclosed from calculated Finance Charge of $619,318.53 in the amount of $742.39.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002191	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000848	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $173,182.25 is underdisclosed from calculated Finance Charge of $173,471.92 in the amount of $289.67.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000839	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000868	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000844	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000830	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000843	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000849	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000928	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000840	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000974	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000823	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000845	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $337,111.13 is underdisclosed from calculated Finance Charge of $341,338.65 in the amount of $4,227.52.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000862	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002188	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final. Expected funding date same as disbursement date but is not dated by borrower so cannot confirm when borrower received the TIL.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002187	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000837	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000816	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000857	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000821	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000867	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000850	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000838	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XX%: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $113,216.18 is underdisclosed from calculated Finance Charge of $113,497.69 in the amount of $281.51.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XX%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000825	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000808	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000918	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000798	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $811,493.07 is underdisclosed from calculated Finance Charge of $811,803.07 in the amount of $310.00.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a Market Value Rider Fee of $310 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000824	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000812	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000822	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000820	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000817	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000800	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000801	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000802	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $670,235.48 is underdisclosed from calculated Finance Charge of $670,470.48 in the amount of $235.00.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose an Escrow Service Fee of $35 and Service Charges of $200 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000832	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000791	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002190	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000810	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000842	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002196	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000799	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000794	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000784	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000787	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000809	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000782	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000795	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000788	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $47,764.73 is underdisclosed from calculated Finance Charge of $48,959.28 in the amount of $1,194.55.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a commitment fee of $525, a processing fee of $450, a settlement fee of $95, a tax cert fee of $79 or a courier fee of 15.50 as prepaid finance charges.	Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002179	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000781	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000831	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000772	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002184	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Louisiana Late Charge Percent Testing: Louisiana Late Charge: Note late charge percent of XX% exceeds the state maximum of 5%.
[2] State Compliance - Louisiana Prepayment Penalty: Louisiana Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% (in Years 1-5).  Loan contracts for prepay percentages of XX%, XX%,    which exceeds the max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000771	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002185	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000779	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000770	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002183	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000786	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000797	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000780	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002181	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000762	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
															The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000768	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000773	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000796	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000760	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000753	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $184,945.12 is underdisclosed from calculated Finance Charge of $185,405.06 in the amount of $459.94.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose $500 POC Origination Fee as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000818	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002180	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000769	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000767	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000775	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000804	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000790	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000776	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000749	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000746	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002186	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - North Carolina First Lien Late Charge Grace Period Testing: North Carolina Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000855	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000744	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000778	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000752	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000745	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000755	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000756	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000766	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002175	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of XX% exceeds the state maximum of 5%.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of XX%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002174	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - North Carolina First Lien Late Charge Grace Period Testing: North Carolina Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000737	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000748	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000774	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000728	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000785	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000805	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002178	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002163	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000734	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002171	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000747	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000906	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000730	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000727	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000722	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000783	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000733	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000736	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002176	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $905,663.09 is underdisclosed from calculated Finance Charge of $905,867.59 in the amount of $204.50.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for punitive damages.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						C	C	C	C	C						C	C	C	C	C
XXXX	XXXX	XXXX	8000750	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $711,112.63 is underdisclosed from calculated Finance Charge of $714,700.59 in the amount of $3,587.96.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000751	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000716	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000754	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000741	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000702	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000742	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000710	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000717	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $112,910.12 is underdisclosed from calculated Finance Charge of $113,848.45 in the amount of $938.33.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002170	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000706	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000719	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $319,234.60 is underdisclosed from calculated Finance Charge of $320,384.62 in the amount of $1,150.02.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000694	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000712	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000720	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000703	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000698	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000686	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000696	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000683	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000692	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002168	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000761	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $495,771.49 is underdisclosed from calculated Finance Charge of $496,046.61 in the amount of $275.12.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000723	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000688	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002162	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $296,089.62 is underdisclosed from calculated Finance Charge of $297,982.76 in the amount of $1,893.14.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000674	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000743	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002169	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002161	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000680	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000856	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000670	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002167	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Massachusetts Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of XX% exceeds the state maximum of 3%.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000693	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002166	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000669	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000678	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000675	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002165	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $197,933.68 is underdisclosed from calculated Finance Charge of $197,968.79 in the amount of $35.11.
												[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000689	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000679	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000731	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000677	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000667	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000685	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000682	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $411,789.11 is underdisclosed from calculated Finance Charge of $411,841.08 in the amount of $51.97.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000714	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000803	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000691	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000697	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000892	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000711	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000789	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000676	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000690	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000649	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000664	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000654	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000638	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.					Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000656	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002159	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000639	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000660	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $208,016.06 is underdisclosed from calculated Finance Charge of $208,815.10 in the amount of $799.04.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Payment stream on Final TIL reflects termination of PMI after 125 payments. Calculated PMI duration is 151 payments.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000655	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002158	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000657	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months. Loan with an interest rate of XX% contracts for a prepay term of 24 months, which exceeds max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000666	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $522,569.73 is underdisclosed from calculated Finance Charge of $523,178.73 in the amount of $609.00.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000636	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000651	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $143,605.49 is underdisclosed from calculated Finance Charge of $143,820.18 in the amount of $214.69.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine fee portion of $214.69 under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000641	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000648	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000650	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000634	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000643	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $382,896.11 is underdisclosed from calculated Finance Charge of $383,196.85 in the amount of $300.74.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000647	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000642	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $73,078.33 is underdisclosed from calculated Finance Charge of $73,334.42 in the amount of $256.09.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000635	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000633	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000630	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $401,578.84 is underdisclosed from calculated Finance Charge of $401,705.54 in the amount of $126.70.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000644	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000623	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
												[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000631	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000625	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000624	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $354,926.12 is underdisclosed from calculated Finance Charge of $356,706.04 in the amount of $1,779.92.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000619	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000632	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $167,423.92 is underdisclosed from calculated Finance Charge of $167,918.92 in the amount of $495.00.
												[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose $25 CPL Fee, $385.00 Service Charge Fee and $85 Misc. Services Fee as prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000665	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000629	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000646	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000620	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000659	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. [2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $2,626.27 exceeds the state maximum of 1% of the original balance ($921.50). Prepay language states prepay will not exceed maximum permitted by applicable law.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000612	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000618	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000613	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000607	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000614	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000615	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000713	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $449,530.97 is underdisclosed from calculated Finance Charge of $449,635.20 in the amount of $104.23.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000603	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $56,098.95 is underdisclosed from calculated Finance Charge of $56,533.95 in the amount of $435.00.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose Settlement service fee of $375, Title Courier fee of $30 and Wire fee of $30 as prepaid finance charge	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000606	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000602	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000622	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000616	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000596	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000600	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002147	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] State Compliance - Maryland Late Charge Percent and Amount Testing: Maryland Late Charge: Note late charge of XX%/$XXXX exceeds state maximum of 5% or $2, whichever is greater.
[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $4,708.50 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($1,314.46).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002151	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000594	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002146	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Wisconsin Late Charge Amount Testing First Lien: Wisconsin Late Charge: Note late charge percent of XX% exceeds the state maximum of 5%.
[2] State Compliance - Wisconsin Late Charge Grace Period Testing > $25,000: Wisconsin Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] State Compliance - Wisconsin Prepayment Penalty ARM Test: Wisconsin Prepayment Penalty: Adjustable rate loan containing prepayment penalty did not provide disclosure stating that there are also loans available without prepayment penalties.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000610	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $817,615.49 is underdisclosed from calculated Finance Charge of $818,662.80 in the amount of $1,047.31.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002145	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $2,105.28 exceeds the state maximum of 2% of the prepaid balance ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000708	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $293,914.93 is underdisclosed from calculated Finance Charge of $298,617.65 in the amount of $4,702.72.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Approval indicates the Index used was XX%. The lowest Index available within the look-back period is XX%.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002156	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000587	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000592	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002144	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $172,161.65 is underdisclosed from calculated Finance Charge of $172,301.26 in the amount of $139.61.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000585	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002150	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000605	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002149	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $102,958.85 is underdisclosed from calculated Finance Charge of $103,000.80 in the amount of $41.95.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - North Carolina First Lien Late Charge Grace Period Testing: North Carolina Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing TIL itemization of amount financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002101	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000593	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
												[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000588	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002128	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002142	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Wisconsin Late Charge Amount Testing First Lien: Wisconsin Late Charge: Note late charge percent of XX% exceeds the state maximum of 5%.
[2] State Compliance - Wisconsin Late Charge Grace Period Testing > $25,000: Wisconsin Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] State Compliance - Wisconsin Prepayment Penalty ARM Test: Wisconsin Prepayment Penalty: Adjustable rate loan containing prepayment penalty did not provide disclosure stating that there are also loans available without prepayment penalties.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000576	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000586	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002143	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Louisiana Late Charge Percent Testing: Louisiana Late Charge: Note late charge percent of XX% exceeds the state maximum of 5%.
[2] State Compliance - Louisiana Prepayment Penalty: Louisiana Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% (in Years 1-5).  Loan contracts for prepay percentages of XX%, XX%, XX%,   which exceeds the max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000597	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000598	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002148	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $133,876.00 is underdisclosed from calculated Finance Charge of $134,039.02 in the amount of $163.02.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determne under disclosure due to missing Itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000604	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000577	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002155	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - Alabama Late Charge Percent and Amount Testing: Alabama Late Charge: Note late charge of XX%/$XXXX exceeds state maximum of 5% or $10, whichever is greater.
[2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000570	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000574	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000582	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000572	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $235,649.79 is underdisclosed from calculated Finance Charge of $235,794.00 in the amount of $144.21.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The TIL Itemization did not disclose an email/edoc fee of $100 and a tax cert fee of $64.95 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000578	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000563	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000617	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002154	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] State Compliance - Maryland Late Charge Percent and Amount Testing: Maryland Late Charge: Note late charge of XX%/$XXXX exceeds state maximum of 5% or $2, whichever is greater.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000568	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000560	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000569	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Closing / Title - Missing Document: HUD-1 Addendum not provided: Line 811 "see attached for Breakdown" in the amount of $186.00 included in high cost testing.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000672	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000567	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000583	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002140	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000565	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $345,849.44 is underdisclosed from calculated Finance Charge of $345,952.62 in the amount of $103.18.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000564	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002139	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002126	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000581	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002119	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $443,246.70 is underdisclosed from calculated Finance Charge of $444,927.68 in the amount of $1,680.98.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not include a Verification fee of $85, Title Courier fee of $75, or Flood Cert fee of $9 in the prepaid amount financed; however, included was a Flood Cert fee of $5. Under disclosed in the payment stream due to index used by lender. APR calculation has lender using an index of XX%, used index lender used XX% which is the highest idenx available in our look back period. Any other index available results in an over disclosure.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002127	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002153	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of XX% exceeds the state maximum of 5%.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of XX%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000552	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $475,923.38 is underdisclosed from calculated Finance Charge of $476,200.83 in the amount of $277.45.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose escrow service fee $65, Title courier fee $30 & Title pick up fee $200 as prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002098	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $303,266.34 is underdisclosed from calculated Finance Charge of $303,539.00 in the amount of $272.66.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Underdisclosure is due to a payment stream variance on the MI payment stream. Loan is calculating secondary payment stream with an MI atXX% for a term of 46 months. Final TIL is calculating an MI at a lower payment stream than given on the MI Cert for the term of 46 months.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000556	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $154,561.03 is underdisclosed from calculated Finance Charge of $155,573.12 in the amount of $1,012.09.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000566	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000558	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002100	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000561	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000559	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000571	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002118	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Wisconsin Late Charge Amount Testing First Lien: Wisconsin Late Charge: Note late charge percent of XX% exceeds the state maximum of 5%.
[2] State Compliance - Wisconsin Late Charge Grace Period Testing > $25,000: Wisconsin Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] State Compliance - Wisconsin Prepayment Penalty ARM Test: Wisconsin Prepayment Penalty: Adjustable rate loan containing prepayment penalty did not provide disclosure stating that there are also loans available without prepayment penalties.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000544	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002099	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $472,154.03 is underdisclosed from calculated Finance Charge of $473,578.59 in the amount of $1,424.56.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is fee related sourced to the itemization did not reflect the Origination fee of $1,332.56, Tax Cert fee of $72 nor Recording Service Fee of $20 as
													prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000554	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002096	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000547	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002117	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXXX exceeds the state maximum of 2% of the prepaid balance ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002116	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $387,438.48 is underdisclosed from calculated Finance Charge of $388,305.06 in the amount of $866.58.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000543	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000546	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002115	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000528	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002112	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000542	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002113	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002114	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $728,500.35 is underdisclosed from calculated Finance Charge of $732,429.99 in the amount of $3,929.64.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Underdisclosure due to index set per index on loan approval of XX% but payment stream is not matching Final TIL. Unable to determine any fee under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002111	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $256,988.58 is underdisclosed from calculated Finance Charge of $257,556.05 in the amount of $567.47.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not include Assignment recording fee of $12, Settlement fee of $100, or Courier fee of $60 in the prepaid amount financed. However, a Courier fee of $20 was included. Under disclosed in the payment stream, Index used by lender of XX% results in an under disclosure. An index less than XX% results in a large over disclosure. Used index lender used.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002110	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000589	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000545	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000532	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002095	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002108	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002125	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[2] State Compliance - Idaho Prepayment Penalty: Idaho Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002107	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,951.06 is underdisclosed from calculated Finance Charge of $211,091.69 in the amount of $140.63.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Wisconsin Late Charge Amount Testing First Lien: Wisconsin Late Charge: Note late charge percent of XX% exceeds the state maximum of 5%.
[2] State Compliance - Wisconsin Late Charge Grace Period Testing > $25,000: Wisconsin Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] State Compliance - Wisconsin Prepayment Penalty ARM Testing: Wisconsin Prepayment Penalty: A prepayment penalty is not permissible on a first lien adjustable rate loan. Prepay language states prepay will not exceed maximum permitted by applicable law.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing itemization of amount financed.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000536	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $155,790.74 is underdisclosed from calculated Finance Charge of $156,040.65 in the amount of $249.91.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to verify finance charge under disclosure due to missing TIL Itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002106	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of $XXXX exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXXX).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002105	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002104	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002094	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000538	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of XX%. Prepay language states prepay will not exceed maximum permitted by applicable law.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002152	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000707	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000530	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002208	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002122	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $182,623.00 is underdisclosed from calculated Finance Charge of $182,668.32 in the amount of $45.32.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] State Compliance - Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the prepaid balance ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000525	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000524	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002120	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] State Compliance - New Jersey Home Loan (Late Charge)
[3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - New Jersey Home Loan (Late Charge): Late Charge Addendum required per Note and is missing from the file.	State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.

State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan.  Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee:  (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim.  The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default.  Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action.  Additionally, the statute provides for punitive damages.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			Late Charge						C	C	C	C	C						C	C	C	C	C
XXXX	XXXX	XXXX	8000522	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002121	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002103	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000541	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002092	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $174,943.62 is underdisclosed from calculated Finance Charge of $175,130.37 in the amount of $186.75.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Lenders Final TIL represents 150 monthly payments of MI. Whereas audited reflects 159 monthly payments of MI and a fall-off after approximately 78% LTV.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000520	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000511	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000510	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000516	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000507	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000519	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002088	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000508	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000509	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000515	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000671	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000506	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002093	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000500	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000518	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002091	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000502	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002086	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002087	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000501	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000490	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000489	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000562	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000492	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000513	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000495	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000512	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000835	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000479	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is
not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000485	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000483	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000491	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $140,336.34 is underdisclosed from calculated Finance Charge of $141,456.34 in the amount of $XXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose the loan origination fee of $1,120 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000484	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000476	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000477	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000472	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $121,726.38 is underdisclosed from calculated Finance Charge of $121,949.70 in the amount of $223.32.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose Title courier $25 & Recording fee $20 as prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000480	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000458	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000473	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $265,287.90 is underdisclosed from calculated Finance Charge of $265,370.58 in the amount of $82.68.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000482	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XX%: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $30,922.02 is underdisclosed from calculated Finance Charge of $31,407.02 in the amount of $485.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XX%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000487	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000459	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000460	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $207,096.19 is underdisclosed from calculated Finance Charge of $207,146.19 in the amount of $50.00.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000467	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000481	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000454	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000475	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $317,739.31 is underdisclosed from calculated Finance Charge of $318,912.04 in the amount of $1,172.73.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an attorney fee of $800 and Title pickup fee of $350 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000451	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000450	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000443	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $76,940.61 is underdisclosed from calculated Finance Charge of $76,999.61 in the amount of $59.00.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose an Recording Service Fee $59 as prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000449	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000453	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001087	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $158,478.55 is underdisclosed from calculated Finance Charge of $200,469.20 in the amount of $41,990.65.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Closing instructions indicate the Index used was XX%. The closest Index available in our look-back period is XX%	Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000471	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000434	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000433	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002082	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000438	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000431	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
												[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000442	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000446	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Yes	TR TIL Deficiency (UAL State)						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000432	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000435	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8002081	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.					Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000440	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $302,325.52 is underdisclosed from calculated Finance Charge of $313,353.53 in the amount of $11,028.01.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Approval indicates the Index used was XX%. The closest Index available in our look-back period is XX%.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000456	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $47,802.71 is underdisclosed from calculated Finance Charge of $48,447.55 in the amount of $644.84.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose $XXX Underwriting Fee as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000429	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000455	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000439	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000425	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000426	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000424	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $277,510.89 is underdisclosed from calculated Finance Charge of $277,620.94 in the amount of $110.05.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amounts Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000430	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000422	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000436	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.			State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): The secondary market purchase of a loan does not trigger coverage of the statute.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002080	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000418	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $378,777.20 is underdisclosed from calculated Finance Charge of $380,117.97 in the amount of $1,340.77.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure in the payment stream. Final TIL payment stream for payments 121 through 132 includes MI less than theXX%.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000423	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000428	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000417	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000421	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $219,143.13 is underdisclosed from calculated Finance Charge of $220,118.04 in the amount of $974.91.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002236	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. Prepay language states prepay will not exceed maximum permitted by applicable law. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000457	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000411	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000416	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.	Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002075	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002077	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000403	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $39,945.70 is underdisclosed from calculated Finance Charge of $40,195.70 in the amount of $250.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a service charge fee of $350 or closing protection letter fee of $35 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000404	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
												[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000412	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002076	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000410	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000400	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000402	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000408	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000407	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002078	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002073	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $139,518.48 is underdisclosed from calculated Finance Charge of $140,081.76 in the amount of $563.28.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000406	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $192,186.65 is underdisclosed from calculated Finance Charge of $192,297.65 in the amount of $111.00.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000399	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000413	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000427	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $135,267.88 is underdisclosed from calculated Finance Charge of $135,485.61 in the amount of $217.73.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000401	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000504	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Construction-Permanent	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000398	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000386	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000392	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000409	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
												[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $470,339.31 is underdisclosed from calculated Finance Charge of $478,578.37 in the amount of $8,239.06.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose an Attorney Fee of $600, Building Plans Fee of $200, a Tax Pick-up Fee of $509.81, Courier Fees of $155 and an Escrow Holdback of $7500 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8002085	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000388	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $141,324.30 is underdisclosed from calculated Finance Charge of $141,827.42 in the amount of $503.12.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000390	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.		Yes	TR TIL Deficiency (UAL State)						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000384	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000385	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $199,820.82 is underdisclosed from calculated Finance Charge of $200,052.82 in the amount of $232.00.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002074	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $91,513.93 is underdisclosed from calculated Finance Charge of $91,560.50 in the amount of $46.57.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a $45.00 internet processing fee as prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000387	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $319,616.48 is underdisclosed from calculated Finance Charge of $320,821.48 in the amount of $XXX.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing TIL itemization of amount financed		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000394	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000414	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000397	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000395	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000380	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $58,750.46 is underdisclosed from calculated Finance Charge of $58,800.54 in the amount of $50.08.
												[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to itemization does not disclose wire fee of $20, flood cert fee of $15 and mortgage release of $15.00 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000377	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000393	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $126,059.14 is underdisclosed from calculated Finance Charge of $128,713.70 in the amount of $2,654.56.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Approval indicate the Index used was XX%. The closest Index available in our look-back period is XX%.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000379	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000373	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000372	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000396	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $277,517.31 is underdisclosed from calculated Finance Charge of $277,617.31 in the amount of $100.00.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000375	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000912	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000364	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $239,314.06 is underdisclosed from calculated Finance Charge of $239,423.08 in the amount of $109.02.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002079	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000361	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000374	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000365	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000363	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000369	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000383	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000356	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000359	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000354	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000358	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000389	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
												[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002069	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $274,004.57 is underdisclosed from calculated Finance Charge of $274,249.56 in the amount of $244.99.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization does not disclose an attorney fee of $400.00 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000360	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002064	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000355	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002066	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000381	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000352	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000341	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000346	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000339	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $293,125.32 is underdisclosed from calculated Finance Charge of $293,417.32 in the amount of $292.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization did not disclose Settlement/Closing/Escrow fee of $325 as prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000348	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002065	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000340	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000336	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000343	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000335	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $107,089.64 is underdisclosed from calculated Finance Charge of $107,129.64 in the amount of $40.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose Courier Fees totaling $40.00 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000331	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002134	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002061	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $115,130.48 is underdisclosed from calculated Finance Charge of $115,730.53 in the amount of $600.05.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is payment stream related sourced to the calculation of MI payments within the Final TIL.	REVIEWER - GENERAL COMMENT (2023-03-24): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Truth In Lending Act: Final TIL Finance Charge of $115,130.48 is underdisclosed from calculated Finance Charge of $115,613.03 in the amount of $482.55.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000328	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000333	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $206,072.36 is underdisclosed from calculated Finance Charge of $208,072.35 in the amount of $1,999.99.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000996	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000368	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000362	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000367	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000323	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000326	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000325	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other		3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000322	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000337	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001115	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $196,432.28 is underdisclosed from calculated Finance Charge of $196,967.28 in the amount of $535.00.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000330	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8002060	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000315	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000327	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000332	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000466	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000318	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000313	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000319	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000321	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000316	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $225,930.61 is underdisclosed from calculated Finance Charge of $226,055.61 in the amount of $125.00.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000320	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000314	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $200,466.61 is underdisclosed from calculated Finance Charge of $200,511.73 in the amount of $45.12.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing TIL itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000311	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000312	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
												[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000297	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000300	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000298	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000301	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
												[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000302	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.					No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000299	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000292	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000296	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $44,344.13 is underdisclosed from calculated Finance Charge of $44,471.09 in the amount of $126.96.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000309	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,586.21 is underdisclosed from calculated Finance Charge of $138,639.21 in the amount of $53.00.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Assignment of Mortgage Fee of $18 and Title Courier Fees of $35 as prepaid finance charges.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000308	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002059	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000307	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000303	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000304	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000290	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000294	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $180,443.32 is underdisclosed from calculated Finance Charge of $180,703.38 in the amount of $260.06.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization does not disclose a settlement fee of $215.00 or a courier fee of $45.00 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000295	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000283	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000293	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000281	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000280	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000273	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000278	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000279	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000277	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000275	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002058	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000286	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000263	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000268	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000260	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,245.34 is underdisclosed from calculated Finance Charge of $128,425.34 in the amount of $180.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an release tracking fee of $100 and subordination fee of $75 as prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000265	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000253	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000257	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000288	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000258	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000248	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000247	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000261	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000266	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000254	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $157,873.20 is underdisclosed from calculated Finance Charge of $159,545.56 in the amount of $1,672.36.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000264	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000234	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000236	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $45,208.63 is underdisclosed from calculated Finance Charge of $45,408.97 in the amount of $200.34.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under-disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000252	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000269	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000239	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000250	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000244	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Miscellaneous Compliance - (Doc Error) RTC Error: Right to Cancel expiration date is blank.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $394,101.59 is underdisclosed from calculated Finance Charge of $394,159.84 in the amount of $58.25.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a document review fee of $75 as a prepaid finance charge. TIL Itemization disclosed title courier/messenger charges in the amount of $30 and final HUD reflects $13.25.	Miscellaneous Compliance - (Doc Error) RTC Error: Right to Cancel expiration date is blank.: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000233	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $81,083.28 is underdisclosed from calculated Finance Charge of $81,546.43 in the amount of $463.15.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000240	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000232	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000228	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000235	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002235	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,734.06 is underdisclosed from calculated Finance Charge of $211,270.52 in the amount of $536.46.
												[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose $400.00 Attorney Fee, $150 QC Assist Fee, $15.50 FedEx Fee as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000246	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000245	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,053.02 is underdisclosed from calculated Finance Charge of $105,143.02 in the amount of $90.00.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization does not disclose an overnight fee of $30.00 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000231	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $274,476.88 is underdisclosed from calculated Finance Charge of $275,106.88 in the amount of $630.00.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not $600.00 Admin Fee and $10.00 Wire Fee as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000229	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000212	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $95,765.74 is underdisclosed from calculated Finance Charge of $95,829.68 in the amount of $63.94.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose fee collected purpose not disclosed fee of $81.94 as prepaid finance charges. Itemization reflects credit report fee of $18 and is not included in the prepaid finance charges on HUD.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000224	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000238	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000206	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000204	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000217	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000220	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
												[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.			State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting. State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000237	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000199	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $290,478.07 is underdisclosed from calculated Finance Charge of $290,765.07 in the amount of $287.00.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose $25.00 Courier Fee, $25.00 Wire Fee, $72.00 Tax Service Fee and $15.00 Flood Cert Fee as prepaid finance charges. Additionally, HUD reflects an $825.00 Attorney Fee. TIL Itemization disclosed $675.00.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002051	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $106,440.04 is underdisclosed from calculated Finance Charge of $106,767.72 in the amount of $327.68.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000208	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000213	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000227	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $228,788.18 is underdisclosed from calculated Finance Charge of $229,149.86 in the amount of $361.68.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Title closer fee of $360 as prepaid finance charge.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000209	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $184,218.45 is underdisclosed from calculated Finance Charge of $185,451.45 in the amount of $XXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization disclosed a Settlement/Closing Fee of $100 and a Tax Cert Fee (Life of Loan) of $31 and Final HUD reflects $356 and $50 respectively. TIL payment stream disclosed 11 Payments with MI of $1055.95 and Calculated payment stream reflects 32.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000218	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000200	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000214	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000221	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000202	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000211	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000195	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000201	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $234,675.41 is underdisclosed from calculated Finance Charge of $235,344.31 in the amount of $668.90.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000191	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000205	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.					Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000181	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $139,039.28 is underdisclosed from calculated Finance Charge of $139,159.28 in the amount of $120.00.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose the Settlement fee of $130 as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000192	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000190	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000187	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000197	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $186,665.41 is underdisclosed from calculated Finance Charge of $187,347.90 in the amount of $682.49.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under-disclosure due to missing itemization of amount financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000550	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.					Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000179	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000198	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000168	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000193	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000183	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $336,385.40 is underdisclosed from calculated Finance Charge of $336,730.40 in the amount of $345.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under-disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000274	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000169	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002050	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000215	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000216	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $258,719.09 is underdisclosed from calculated Finance Charge of $258,921.17 in the amount of $202.08.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose the tax cert fee of $37.45, title courier fee of $80 and wire fee of $25 as prepaid finance charges. Itemization disclosed the prepaid interest fee as $109.85 whereas the HUD disclosed as $219.70.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000176	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XX%: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $97,958.51 is underdisclosed from calculated Finance Charge of $99,091.69 in the amount of $1,133.18.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XX%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000180	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $368,022.75 is underdisclosed from calculated Finance Charge of $369,772.25 in the amount of $1,749.50.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the $1657 in Fees to the Title Company, or the $37.50 Courier Fee, in the Prepaid Finance Charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000185	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000222	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000219	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000194	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000526	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000182	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000188	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000186	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $334,127.58 is underdisclosed from calculated Finance Charge of $334,528.87 in the amount of $401.29.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002048	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
												[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000178	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $199,125.71 is underdisclosed from calculated Finance Charge of $199,311.45 in the amount of $185.74.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000167	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $206,959.18 is underdisclosed from calculated Finance Charge of $207,014.18 in the amount of $55.00.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000170	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002102	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000189	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000174	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000161	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $62,144.65 is underdisclosed from calculated Finance Charge of $62,475.78 in the amount of $331.13.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amounts Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000173	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000154	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000152	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000175	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000156	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000159	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $205,185.70 is underdisclosed from calculated Finance Charge of $205,335.70 in the amount of $150.00.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000276	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000153	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000164	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $211,195.25 is underdisclosed from calculated Finance Charge of $211,434.52 in the amount of $239.27.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Lump sum seller credit of $4,000 reflected on HUD-1, however the loan file does not itemize which fees this credit is applied to so it has not been included in testing.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000146	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002047	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000162	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XX%: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $65,600.30 is underdisclosed from calculated Finance Charge of $66,445.82 in the amount of $845.52.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of amount Financed.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XX%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000148	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000147	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000140	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000151	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000142	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $182,912.22 is underdisclosed from calculated Finance Charge of $182,970.77 in the amount of $58.55.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose $40 Title Courier Fee and $19.13 Wire/Funding Fee as prepaid finance charge		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000158	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
												[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000149	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000144	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002045	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $75,011.78 is underdisclosed from calculated Finance Charge of $75,171.75 in the amount of $159.97.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a courier fee of $60 or a settlement fee of $250 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000145	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $114,353.39 is underdisclosed from calculated Finance Charge of $114,469.59 in the amount of $116.20.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing TIL itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000136	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $436,280.91 is underdisclosed from calculated Finance Charge of $436,563.75 in the amount of $282.84.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Title Closer fee of $275.00 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000135	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000150	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $222,769.33 is underdisclosed from calculated Finance Charge of $224,158.61 in the amount of $1,389.28.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to TIL reflecting MI in the payments for 30 months, however based on the loan amount and appraised value the MI term is 52 months. Additionally, TIL Itemization did not disclose a courier fee of $30.00 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000137	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000130	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000131	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000128	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000141	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. Prepay language states prepay will not exceed maximum permitted by applicable law.	Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000123	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000134	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000129	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000122	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000203	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $52,285.73 is underdisclosed from calculated Finance Charge of $52,340.73 in the amount of $55.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization does not disclose an assignment fee of $20.00 or a flood cert fee of $35.00 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000133	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000272	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002043	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $428,210.37 is underdisclosed from calculated Finance Charge of $428,938.56 in the amount of $728.19.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization does not disclose an attorney fee of $850.00 as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000127	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002137	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000124	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000119	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000116	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000125	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000120	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $83,875.96 is underdisclosed from calculated Finance Charge of $84,111.96 in the amount of $236.00.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000138	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $88,591.63 is underdisclosed from calculated Finance Charge of $88,840.03 in the amount of $248.40.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000271	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000139	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000110	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $291,895.75 is underdisclosed from calculated Finance Charge of $292,390.49 in the amount of $494.74.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Notice of Settlement fee $20, settlement fee $395 and Courier fee $77 as prepaid finance charges.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000109	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $168,695.96 is underdisclosed from calculated Finance Charge of $168,952.67 in the amount of $256.71.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization does not disclose a settlement fee of $200.00, a courier fee of $50.00 wire fee of $25.000 or a tax cert fee of $30.00 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000117	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000112	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000160	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000108	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000107	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000104	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000113	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000105	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000111	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000100	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000099	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $366,048.52 is underdisclosed from calculated Finance Charge of $366,108.52 in the amount of $60.00.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The itemization of amount financed did not include the escrow service fee of $65 as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000094	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000093	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8002037	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000096	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $48,620.43 is underdisclosed from calculated Finance Charge of $48,971.75 in the amount of $351.32.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine finance charge under disclosure due to missing Itemization of Amount Financed. In addition, the under-disclosure is payment stream related due to the difference in calculation of MI payments reflected within the Final TIL.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000101	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
												[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000098	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000092	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000095	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000088	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000089	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $117,301.12 is underdisclosed from calculated Finance Charge of $119,103.40 in the amount of $1,802.28.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000087	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000086	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002036	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000084	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000085	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $245,283.01 is underdisclosed from calculated Finance Charge of $245,410.19 in the amount of $127.18.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a signing fee of $110, a courier fee of #5.78 or a flood cert fee of $3 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000082	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000535	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $263,275.19 is underdisclosed from calculated Finance Charge of $264,086.95 in the amount of $811.76.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose Attorney Fee of $750, Document signing fee of $125 and notice of settlement fee of $80 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000091	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000081	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,827.67 is underdisclosed from calculated Finance Charge of $181,978.00 in the amount of $150.33.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000080	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000077	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000075	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000078	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $313,028.43 is underdisclosed from calculated Finance Charge of $313,557.11 in the amount of $528.68.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Payment stream on Final TIL reflects declining MI payments. MI Cert reflects split/level PMI.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002035	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $97,228.35 is underdisclosed from calculated Finance Charge of $99,575.25 in the amount of $2,346.90.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000073	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000076	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000079	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000074	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $97,073.85 is underdisclosed from calculated Finance Charge of $97,168.85 in the amount of $95.00.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization disclosed a Courier/Fax Fee of $30 and Settlement/Closing Fees of $200 and Final HUD reflects $75 and and $250 respectively.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000067	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000070	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000069	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															State Compliance - Virginia Tangible Net Benefit Test: The secondary market purchase of a loan does not trigger coverage of the statute.”		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000062	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000065	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000064	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000063	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000066	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $68,640.76 is underdisclosed from calculated Finance Charge of $68,803.26 in the amount of $162.50.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to payment stream does not match. The final TIL does not disclose the MI payment of $14.92 for the first year, as the lender's payment stream has the disclosed the MI payment for the plan type.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000057	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000060	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000059	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $123,513.78 is underdisclosed from calculated Finance Charge of $123,808.78 in the amount of $295.00.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000058	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000056	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $409,718.29 is underdisclosed from calculated Finance Charge of $410,436.29 in the amount of $718.00.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000071	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000053	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $79,671.93 is underdisclosed from calculated Finance Charge of $79,796.93 in the amount of $125.00.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000061	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $234,844.82 is underdisclosed from calculated Finance Charge of $235,294.59 in the amount of $449.77.
												[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000054	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,503.87 is underdisclosed from calculated Finance Charge of $181,630.83 in the amount of $126.96.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a settlement fee of $150 as a prepaid finance charge. TIL Itemization disclosed prepaid interest charges in the amount of $138.21 and final HUD only reflects $115.17.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000052	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $183,301.01 is underdisclosed from calculated Finance Charge of $183,402.91 in the amount of $101.90.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002034	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000055	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000072	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000045	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000044	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000047	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $386,582.90 is underdisclosed from calculated Finance Charge of $386,808.65 in the amount of $225.75.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amounts Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000046	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000043	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000041	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
												[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000042	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of XX%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000037	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000036	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000040	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000035	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000034	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000033	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000032	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002033	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] State Compliance - California Primary Residence Late Charge Grace Period Testing: California Late Charge: Note grace period of 5 days is less than the state minimum of 10 days. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000029	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000027	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000026	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000025	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $134,027.87 is underdisclosed from calculated Finance Charge of $134,532.87 in the amount of $505.00.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000022	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $70,317.35 is underdisclosed from calculated Finance Charge of $70,492.35 in the amount of $175.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000020	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000021	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000019	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000017	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $416,807.42 is underdisclosed from calculated Finance Charge of $417,123.88 in the amount of $316.46.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an Assignment recording fee of $90, Attorney fee of $425, Title courier fee of $15 and Title pickup fee of $125 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000016	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000015	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $312,891.36 is underdisclosed from calculated Finance Charge of $314,288.57 in the amount of $1,397.21.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000284	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000012	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000010	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000011	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000009	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002039	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $39,257.28 is underdisclosed from calculated Finance Charge of $39,494.55 in the amount of $237.27.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing TIL itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000143	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000005	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $306,338.98 is underdisclosed from calculated Finance Charge of $306,961.64 in the amount of $622.66.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Closing / Title - Missing Document: HUD-1 Addendum not provided: HUD line 1111 reflects "see attachment", however, the attachment was not located. The $343.50 lump sum has been included in high cost testing.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a Settlement Closing Fee of $591.20 and a Courier Fee of $30 as prepaid finance charges.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000004	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000003	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000002	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000452	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000729	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000637	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002138	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000732	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000949	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002123	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000447	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002182	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $700,239.93 is underdisclosed from calculated Finance Charge of $700,849.76 in the amount of $609.83.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization did not include $600 Attorney Fees in the prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002130	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000828	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000551	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000829	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001631	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000349	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	Federal Compliance - ARM Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000673	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000715	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - New York Late Charge Percent Testing: 5% late charge exceeds 2% maximum per state (NY).		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002049	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000704	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was XX/XX/XXXX.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000740	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000923	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency (UAL State)						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001445	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002129	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002083	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $234,691.95 is underdisclosed from calculated Finance Charge of $235,141.85 in the amount of $449.90.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure as file is missing the Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000289	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $344,171.26 is underdisclosed from calculated Finance Charge of $344,331.21 in the amount of $159.95.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the $55 application, $150 settlement and $150 courier fees as prepaid finance charges		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000351	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000366	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000521	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%. [2] State Compliance - New York Prepayment Penalty: New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000953	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000890	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000584	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001361	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
												[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001054	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002200	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000807	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000601	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000627	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000370	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000251	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000207	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000941	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001765	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001580	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001238	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $217,463.21 is underdisclosed from calculated Finance Charge of $217,909.15 in the amount of $445.94.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization only disclosed origination charges in the amount of $3906.68, however, final HUD reflects $4352.68	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001032	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000989	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000486	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000126	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000628	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001541	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XX%: Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $42,183.30 is underdisclosed from calculated Finance Charge of $43,680.39 in the amount of $1,497.09.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than XX%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001114	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $157,931.99 is underdisclosed from calculated Finance Charge of $158,486.88 in the amount of $554.89.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization did not disclose the attorney fee of $495 and recording service fee of $60 as prepaid finance charges		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002164	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,996.44 is underdisclosed from calculated Finance Charge of $182,226.44 in the amount of $230.00.
[2] State Compliance - Louisiana Prepayment Penalty: Louisiana Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% (in Years 1-5).  Loan contracts for prepay percentages of XX%, XX%, XX%,   which exceeds the max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine the amount understated due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000344	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000469	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000687	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
												[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000163	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002136	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[3] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001080	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002195	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8002192	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000533	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001547	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001516	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001520	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $100,588.82 is underdisclosed from calculated Finance Charge of $100,727.32 in the amount of $138.50.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002253	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001470	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001424	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $113,714.55 is underdisclosed from calculated Finance Charge of $114,125.05 in the amount of $410.50.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	REVIEWER - GENERAL COMMENT (2022-12-20): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Truth In Lending Act: Final TIL Finance Charge of $113,714.55 is underdisclosed from calculated Finance Charge of $114,125.16 in the amount of $410.61.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001326	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001313	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001192	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001120	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $199,452.62 is underdisclosed from calculated Finance Charge of $199,752.63 in the amount of $300.01.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001082	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $63,437.06 is underdisclosed from calculated Finance Charge of $63,481.97 in the amount of $44.91.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001056	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000986	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000980	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
												[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000851	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000841	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002189	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000709	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000699	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002157	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000609	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000580	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $263,388.72 is underdisclosed from calculated Finance Charge of $264,451.57 in the amount of $1,062.85.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000494	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000468	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $206,960.20 is underdisclosed from calculated Finance Charge of $207,066.36 in the amount of $106.16.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure, due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000391	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002071	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000378	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002063	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000243	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000210	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000121	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $127,266.51 is underdisclosed from calculated Finance Charge of $127,331.19 in the amount of $64.68.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine source of under disclosure due to missing Itemization of Amount Financed.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000115	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002040	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase		3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000090	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000014	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000013	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001081	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $213,260.53 is underdisclosed from calculated Finance Charge of $213,557.10 in the amount of $296.57.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002206	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000068	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $156,734.07 is underdisclosed from calculated Finance Charge of $156,978.26 in the amount of $244.19.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the escrow fee of $200 and courier fee of $44 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000342	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000437	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000441	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000833	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000846	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000885	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000557	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000653	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $634,523.18 is underdisclosed from calculated Finance Charge of $636,667.26 in the amount of $2,144.08.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine underdisclosure due to missing itemization of amount financed.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
but is not signed or dated by borrower so cannot confirm that borrower received.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000701	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000836	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000102	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000223	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000256	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000282	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000464	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $133,604.90 is underdisclosed from calculated Finance Charge of $133,939.90 in the amount of $335.00.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of amount financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000503	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000534	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000718	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000725	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000865	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000875	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001138	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001436	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001489	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001469	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001646	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $191,115.93 is underdisclosed from calculated Finance Charge of $191,415.93 in the amount of $300.00.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the $300 Assignment Recording fee in the Prepaid Finance Charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002204	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001771	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,174.18 is underdisclosed from calculated Finance Charge of $128,588.70 in the amount of $414.52.
												[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000777	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

															State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000226	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000888	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000132	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001389	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001348	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001486	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $186,884.60 is underdisclosed from calculated Finance Charge of $187,222.36 in the amount of $337.76.
[3] Federal Compliance - TIL-MDIA - Missing Required Statement on Early TIL Disclosure: Truth in Lending Act (Early TIL Disclosure):  Early TIL does not contain required statement (You are not required to complete this agreement…).
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Missing Required Statement on Early TIL Disclosure: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000000	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001472	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000171	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001022	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001264	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $133,497.26 is underdisclosed from calculated Finance Charge of $133,855.15 in the amount of $357.89.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a Settlement Closing Fee of $555 as a prepaid finance charge. Additionally, TIL itemiation disclosed Additional Recording Charges of $150 and Final HUD reflects $0.00 and an Endorsement Fee of $50 as disclosed as a Prepaid Finance Charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000590	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000987	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000038	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001017	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] State Compliance - Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.			State Compliance - Virginia Tangible Net Benefit Test: The secondary market purchase of a loan does not trigger coverage of the statute.”			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001401	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000933	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $342,773.33 is underdisclosed from calculated Finance Charge of $342,815.93 in the amount of $42.60.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Courier/Messenger fee of $40.50 as prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001754	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002160	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001242	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001077	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000347	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001067	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000350	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001076	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $143,629.00 is underdisclosed from calculated Finance Charge of $143,966.47 in the amount of $337.47.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001038	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000739	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001377	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001241	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000902	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001479	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001337	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001209	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000262	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000051	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000415	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000172	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001482	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002141	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $587,774.29 is underdisclosed from calculated Finance Charge of $589,883.88 in the amount of $2,109.59.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The APR Disclosure indicates the Lender used an Index of XX%. Unable to get payment streams to match up with the available Indices.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001312	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: Unable to determine if the Good Faith Estimate column on page 3 of the Final HUD-1 is accurate as compared to the most recently disclosed Good Faith Estimate due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001346	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000661	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000030	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000039	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000049	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000023	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge of XX% exceeds state maximum of 4% or $5, whichever is greater.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000106	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000103	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $311,042.69 is underdisclosed from calculated Finance Charge of $311,312.04 in the amount of $269.35.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a settlement fee of $180, a tax cert fee of $25, title courier fees of $40, and courier fees of $20 at prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000114	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $257,740.39 is underdisclosed from calculated Finance Charge of $257,839.49 in the amount of $99.10.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000249	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000241	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000419	XXXX	$XXXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8000448	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000474	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000470	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $251,268.72 is underdisclosed from calculated Finance Charge of $251,843.72 in the amount of $575.00.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000531	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000549	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000539	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000505	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000548	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000555	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000553	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000591	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000599	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000608	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000621	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000684	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000700	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000721	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8000726	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000819	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000814	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000759	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000827	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000863	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8000999	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001019	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
												[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001345	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001425	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.			Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001406	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001435	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001454	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001455	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
												[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001459	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001473	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001475	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001514	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001518	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001519	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001536	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001539	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001559	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001578	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
												[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001549	XXXX	$XXXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001584	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
												[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.			Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001572	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. [2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: Borrower’s ability to repay not verified with reliable documentation. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability. State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001609	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001622	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $106,017.19 is underdisclosed from calculated Finance Charge of $106,271.55 in the amount of $254.36.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose $195.00 Copy Fee, $25.00 Recording Service Fee & $33.00 Courier Fee as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001623	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001630	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001633	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001635	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001641	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001647	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001660	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001659	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001661	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001666	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $253,345.48 is underdisclosed from calculated Finance Charge of $253,520.48 in the amount of $175.00.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a CPL fee of $50 and doc signing fee of $125 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001667	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.					No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8001671	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001676	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001691	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001717	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001726	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001757	XXXX	$XXXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8001734	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[2] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - Prepayment Penalty Information on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001746	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001751	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $184,499.90 is underdisclosed from calculated Finance Charge of $184,680.56 in the amount of $180.66.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine # of Months the Lender's Final TIL has MI in force for. Based on the loan amount and appraisal value MI would be in force for 162 months.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001761	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001772	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. [2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002109	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - Delaware Late Charge Percent Testing: Delaware Late Charge: Note late charge percent of XX% exceeds the state maximum of 5%.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002131	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002132	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002133	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): Maximum prepay allowed on a loan with an interest rate less than 8% is 6 months interest calculated on 80% of the original balance. ($XXXX]. Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002135	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002193	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8002194	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	XXXX	8002177	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002198	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	XXXX	8002207	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of XX% exceeds the state maximum of 5%.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002266	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002261	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002263	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8002272	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001798	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	XXXX	8001785	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B

Exception Grades

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Final Exception Rating	Fitch Final Exception Rating	Kroll Final Exception Rating	Moody's Final Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	8000007	26961796	XXXX	XX/XX/XXXX 7:46:43 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000024	26961979	XXXX	XX/XX/XXXX 10:41:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000024	26961980	XXXX	XX/XX/XXXX 10:41:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000050	26962158	XXXX	XX/XX/XXXX 1:49:22 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000050	26962159	XXXX	XX/XX/XXXX 1:49:22 PM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000157	26962919	XXXX	XX/XX/XXXX 12:07:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000157	26962920	XXXX	XX/XX/XXXX 12:07:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $195,354.90 is underdisclosed from calculated Finance Charge of $197,839.72 in the amount of $2,484.82.	Unable to verify cause of under disclosure due to missing Itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000157	26962921	XXXX	XX/XX/XXXX 12:07:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000157	26962922	XXXX	XX/XX/XXXX 12:07:43 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000157	26962923	XXXX	XX/XX/XXXX 3:02:34 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL APR Under/Over Disclosed By Greater Than XX%	Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000166	26962956	XXXX	XX/XX/XXXX 11:05:20 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000166	26962957	XXXX	XX/XX/XXXX 11:05:20 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $338,197.06 is underdisclosed from calculated Finance Charge of $339,291.39 in the amount of $1,094.33.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000184	26963092	XXXX	XX/XX/XXXX 7:25:28 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000184	26963093	XXXX	XX/XX/XXXX 7:25:28 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $59,326.73 is underdisclosed from calculated Finance Charge of $59,597.79 in the amount of $271.06.	TIL itemization did not disclose a settlement fee of $175, a tax cert fee of $45.58 and a courier fee of $50.00 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000334	26964196	XXXX	XX/XX/XXXX 12:52:46 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000420	26964642	XXXX	XX/XX/XXXX 1:07:33 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000461	26964907	XXXX	XX/XX/XXXX 8:50:53 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000662	26965902	XXXX	XX/XX/XXXX 5:58:05 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000662	26965903	XXXX	XX/XX/XXXX 6:56:01 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000757	26966311	XXXX	XX/XX/XXXX 4:44:02 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000757	26966312	XXXX	XX/XX/XXXX 4:44:02 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000792	26966500	XXXX	XX/XX/XXXX 11:49:53 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $137,025.66 is underdisclosed from calculated Finance Charge of $137,225.67 in the amount of $200.01.	Unable to determine under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000834	26966656	XXXX	XX/XX/XXXX 11:37:00 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000834	26966658	XXXX	XX/XX/XXXX 11:37:25 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000834	26966659	XXXX	XX/XX/XXXX 11:38:53 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000834	26966660	XXXX	XX/XX/XXXX 11:38:53 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000834	26966661	XXXX	XX/XX/XXXX 11:38:53 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000834	26966662	XXXX	XX/XX/XXXX 11:38:53 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000834	26966663	XXXX	XX/XX/XXXX 11:38:53 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000942	26967791	XXXX	XX/XX/XXXX 1:24:31 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000942	26967792	XXXX	XX/XX/XXXX 1:25:26 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000942	26967793	XXXX	XX/XX/XXXX 1:25:26 PM	Compliance	Compliance	State Compliance	State Defect	Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File	Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001503	27158798	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001503	27158799	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001503	27158800	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				Yes
XXXX	XXXX	XXXX	8001503	27158801	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001503	27158802	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001494	27048964	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001494	27048977	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001494	27049083	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001494	27049084	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001494	27049085	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001494	27049086	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001494	27049087	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001494	27049088	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001494	27049089	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001494	27049090	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001492	27233842	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001492	27233845	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001492	27233847	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001492	27233848	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001492	27233849	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001492	27233850	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001492	27233851	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001492	27233852	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001492	27233853	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001492	27233854	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001492	27233855	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001492	27233859	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001492	27233881	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	State Compliance	Misc. State Level	Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely)	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Missing initial loan application date.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001492	27233935	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001492	27233937	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001493	27005037	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001493	27005038	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001493	27005039	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001493	27005040	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001493	27005041	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001493	27005042	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001493	27005043	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)	Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001493	27005044	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001493	27079011	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001493	27079013	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001464	27006680	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001464	27006681	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001464	27006682	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001464	27006683	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001464	27006684	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001464	27006685	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001464	27006686	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001464	27006687	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001464	27006688	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001464	27006689	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001464	27006690	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001464	27006691	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001464	27006692	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	State Compliance	Misc. State Level	Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)	Minnesota Residential Mortgage Originator and Servicer Licensing Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and max balance, if applicable.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001464	27006693	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001488	27048889	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001488	27048891	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001488	27048892	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001488	27048893	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001480	27233741	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Interest Rate on GFE Inaccurate	RESPA (2010): Interest Rate on GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001480	27233742	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001456	27001382	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001456	27001383	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001456	27001384	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001456	27001385	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001456	27001386	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001456	27001387	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001456	27001388	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8001456	27001389	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001456	27001390	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	State Compliance	State Defect	Nevada Home Loan (Ability to Repay not Verified)	Nevada Home Loan: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001456	27001391	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001466	27047456	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001466	27047459	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001466	27047460	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001466	27047461	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001466	27047462	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001466	27047463	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001466	27047464	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001466	27047472	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001466	27047474	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001466	27047477	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001466	27047478	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Disclosure Not Compliant	Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001466	27047479	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided)	Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001466	27047480	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Ability to Repay Not Verified	Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001466	27047481	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	D		D				Yes
XXXX	XXXX	XXXX	8001466	27047504	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001452	27230577	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing										2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001452	27230603	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001448	27047246	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001448	27047247	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001448	27047248	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001431	27227517	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001431	27227566	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001431	27227567	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001431	27227568	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001431	27227569	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001431	27227571	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001431	27227572	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001431	27339423	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001446	27047374	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001446	27047376	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001446	27047377	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001446	27047378	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001446	27047379	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001446	27047380	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001446	27047381	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001446	27047382	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001446	27047383	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	State Compliance	Misc. State Level	Colorado Home Loan (Ability to Repay not Verified)	Colorado Home Loan (HB1322): File does not contain evidence that broker performed an analysis of borrower’s ability to repay based on verified income, obligations, assets, and/or employment.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001446	27047384	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001421	27058502	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001421	27058503	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001421	27058504	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001421	27058505	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	State Compliance	Misc. State Level	Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified)	Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001421	27058506	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001421	27058507	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001428	27051165	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001428	27051166	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001428	27051167	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8001428	27051168	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001428	27051169	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001423	27048063	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001423	27048064	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001423	27048067	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001423	27048068	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001423	27048069	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001423	27048070	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001423	27171906	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance With Cure	RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001414	27226698	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001414	27226700	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001414	27226701	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001414	27226702	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001414	27226703	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001414	27226705	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001414	27226706	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001414	27226708	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $267,348.63 is underdisclosed from calculated Finance Charge of $267,624.13 in the amount of $275.50.	TIL Itemization only disclosed origination charges in the amount of $2129.05 however, final HUD reflects $2404.55								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001398	27208716	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001398	27208740	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001398	27208742	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001398	27208743	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001398	27208744	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001398	27208746	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001398	27208747	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001398	27208748	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001398	27208774	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001398	27208775	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001398	27208776	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001398	27208777	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001398	27208778	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001398	27208779	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001412	27204990	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001412	27205000	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001412	27205002	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001412	27205005	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001412	27205006	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001412	27205007	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001412	27205008	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001412	27205009	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001412	27338639	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001412	27338709	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001412	27338710	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001410	27012466	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001410	27012468	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001410	27012470	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001410	27012471	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001410	27012472	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001410	27012474	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001410	27012475	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001410	27012481	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001410	27012514	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001410	27052491	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001387	27012271	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001387	27012277	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001387	27012278	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001387	27012304	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001387	27012305	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001395	27012233	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001395	27012238	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001395	27012240	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001395	27012248	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001395	27052107	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001395	27052108	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001395	27052109	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001395	27052110	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001395	27052111	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001395	27052112	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001395	27052113	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001395	27052114	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001395	27052115	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001388	27225913	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Period Inaccurate	Truth in Lending Act (MDIA 2011): The discounted introductory rate period on the Final TIL does not match the discounted introductory rate period for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001388	27225914	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The Discounted Interest Rate change date on the Final TIL does not match the discounted interest change date for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001388	27225915	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001388	27337810	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001388	27337811	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001388	27337812	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001388	27337813	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001388	27337814	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001375	27224082	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001375	27224084	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001375	27224086	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001375	27224087	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001375	27224088	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001375	27224090	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001375	27224091	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001375	27224097	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001375	27224208	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001375	27224209	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	State Compliance	Misc. State Level	Nebraska Mortgage Bankers Registration and Licensing Act (Broker Notice Not Provided)	Nebraska Mortgage Bankers Registration and Licensing Act: Mortgage broker has received compensation from the borrower without providing a written agreement to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001385	27224472	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001385	27224474	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001385	27224476	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001385	27224477	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001385	27224515	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001385	27224516	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001382	27012221	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001382	27012222	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001382	27012223	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001382	27012224	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001383	27011946	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001383	27011947	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate	RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001383	27011948	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001368	27118852	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001368	27118853	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B		B				Yes
XXXX	XXXX	XXXX	8001368	27118855	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001368	27118856	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001368	27118857	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001368	27118858	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Disclosure Not In File	Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001368	27118859	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)	Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001368	27118860	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Ability to Repay Not Verified	Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001368	27118861	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001368	27118863	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001368	27118864	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001368	27118868	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001368	27336349	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001368	27336351	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001373	27122450	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001373	27122452	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001373	27122453	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001373	27122454	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001373	27122455	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Missing Required Statement on Early TIL Disclosure	Truth in Lending Act (Early TIL Disclosure): Early TIL does not contain required statement (You are not required to complete this agreement…).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001373	27122456	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001373	27122457	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001373	27122458	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001373	27122459	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001373	27122464	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001373	27122519	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001373	27552829	XXXX	XX/XX/XXXX 8:55:49 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001384	27224732	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001384	27224735	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001384	27224736	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $331,504.95 is underdisclosed from calculated Finance Charge of $332,257.75 in the amount of $752.80.	Unable to determine under disclosure due to missing final Itemization of Amount Financed. There is a lender credit on line 802 of the HUD for -$1,362.76, which is not itemized and therefore excluded.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001384	27337020	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001384	27337021	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001384	27337022	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001384	27337023	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001384	27337024	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001384	27337025	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001384	27337026	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001384	27337027	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001384	27337028	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001360	27223955	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001360	27223956	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001360	27223957	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001360	27223958	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001360	27223961	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001360	27223962	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001360	27223963	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001360	27223964	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001360	27223966	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001360	27223967	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001360	27333830	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001360	27333836	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001360	27333862	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $9,516.70 is underdisclosed from calculated Finance Charge of $9,552.02 in the amount of $35.32.	Unable to determine due to missing itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001360	27333869	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001360	27333875	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001360	27544389	XXXX	XX/XX/XXXX 12:30:15 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001367	27012360	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001367	27012361	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001367	27012362	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001367	27012363	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $136,152.91 is underdisclosed from calculated Finance Charge of $136,222.91 in the amount of $70.00.	TIL itemization did not disclose an Wire funding fee of $30, Recording service fee $15, E-doc Fee $15								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001372	27224417	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001372	27224418	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001372	27224419	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8001372	27336601	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001372	27336602	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001372	27336603	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001372	27336604	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001372	27336605	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001372	27336606	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001372	27336607	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001372	27336608	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8001372	27336609	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001372	27336610	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001372	27336611	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001351	27223269	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001351	27223303	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001351	27223308	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final HUD-1 Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001351	27223311	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001351	27223314	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001351	27223315	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001351	27223318	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001351	27223319	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001351	27332670	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001351	27332671	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001351	27332672	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001351	27332673	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001351	27332674	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001351	27332675	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001351	27332676	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001351	27332677	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001351	27332678	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001351	27332679	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001351	27332690	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001357	27140709	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001357	27140711	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001357	27332815	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001341	27224454	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001341	27224637	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		Close at home loan. Final Til not signed however, Acknowledgment of receipt in file signed by borrower								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001341	27224646	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001341	27224647	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001341	27224648	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001341	27224649	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001341	27224650	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001341	27224651	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001341	27224682	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001341	27331868	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001341	27331869	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001341	27331870	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001341	27331871	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001341	27331872	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001341	27331873	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001341	27331875	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001341	27331876	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001365	27223871	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001365	27223872	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001339	27222833	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001339	27222835	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Federal LO Compensation Dual Compensation Pre-Dodd Frank Test	Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001339	27222836	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001339	27222837	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001339	27222838	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001339	27222839	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001339	27222840	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001339	27222841	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001339	27222842	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001339	27222852	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001339	27222854	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001338	27222654	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001338	27222674	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001338	27222677	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001338	27222679	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001338	27222683	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001338	27222685	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001338	27222704	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001338	27331537	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001334	27222501	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001334	27222502	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001334	27222503	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001334	27222504	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001334	27222505	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001334	27222506	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001334	27222507	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001334	27222508	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001334	27222511	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001334	27222513	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001334	27222522	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001396	27002750	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001396	27002752	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001396	27002753	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001396	27002755	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001396	27052211	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 802) Without Cure	RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001396	27052212	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) With Cure	RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001322	27200059	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001322	27200173	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001322	27200597	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001322	27200598	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001322	27200599	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001322	27200611	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001322	27200612	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate	RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001322	27200613	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001322	27200614	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001322	27200615	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001322	27200626	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001322	27200628	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001322	27200635	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001332	27222191	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001332	27222192	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001332	27222193	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001332	27222194	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001332	27222195	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001332	27222196	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001332	27222197	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 802) Without Cure	RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001332	27222198	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) Without Cure	RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001332	27222199	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001332	27222200	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001332	27222201	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001332	27222202	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001332	27222203	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001332	27222204	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001332	27222205	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001305	27219716	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001305	27219731	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001305	27219757	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001305	27219758	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001305	27219759	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001305	27219760	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001305	27219761	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001305	27219762	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001305	27219763	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001305	27219764	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001305	27219765	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001305	27219766	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001305	27219767	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001305	27219768	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001305	27219769	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001314	27001945	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001314	27001946	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)	Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001314	27001947	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Ability to Repay Not Verified	Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001304	27219535	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001304	27219536	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001304	27219537	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001300	27216269	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001300	27216270	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001300	27216271	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Disclosure Not In File	Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001300	27216274	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001300	27216275	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001300	27432720	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed)	Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not signed by borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001303	27117443	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001303	27117446	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B		B				Yes
XXXX	XXXX	XXXX	8001303	27117447	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001303	27117448	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Term on Final GFE Inaccurate	RESPA (2010): Loan Term on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001303	27117449	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001303	27117450	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001291	27118659	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001291	27118660	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001291	27118661	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001291	27118662	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001291	27118663	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001291	27118664	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001291	27118665	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001295	27219324	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001295	27219325	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001295	27219326	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001295	27219327	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001295	27219328	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001295	27219329	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001295	27219330	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Cure for 0% tolerance Provided Outside of 30 Days.	Unable to determine if the Cure was made more than 30 days after Note Date due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001295	27219331	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001295	27219332	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001295	27219333	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001295	27219334	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001295	27219336	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001295	27327637	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001280	27214493	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001280	27214572	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001280	27214573	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001280	27214574	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001280	27214575	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001280	27214576	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001280	27214577	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001280	27214578	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001280	27214579	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001280	27214580	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001280	27214582	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001280	27323425	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001282	27214781	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material	Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001282	27214782	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001282	27214783	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001282	27214785	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001282	27214786	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001282	27214793	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001282	27214795	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001282	27214796	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001282	27214797	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001282	27215020	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001282	27215353	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001282	27323679	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				Yes
XXXX	XXXX	XXXX	8001282	27323680	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001278	27214212	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001278	27214213	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001278	27214214	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001278	27214215	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001278	27214216	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001278	27214217	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001278	27214218	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001278	27214219	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001278	27214220	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001278	27214221	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $398,298.92 is underdisclosed from calculated Finance Charge of $398,493.90 in the amount of $194.98.	Unable to determine under disclosure due to missing TIL itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001278	27214222	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001278	27433049	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001265	27212421	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001265	27212422	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001265	27212423	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001265	27212424	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001265	27212425	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001265	27212427	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $338,221.63 is underdisclosed from calculated Finance Charge of $345,373.05 in the amount of $7,151.42.	The Lender's Final TIL shows MI being in force for 109 months, however based on the loan amount and appraisal value MI would be in force for 169 months.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001267	27214379	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001267	27214383	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate	RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001267	27214384	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				Yes
XXXX	XXXX	XXXX	8001267	27214385	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001267	27322181	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				Yes
XXXX	XXXX	XXXX	8001262	27210775	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001262	27210778	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001262	27210779	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001262	27210785	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001262	27210886	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001262	27415301	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001253	27209949	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001253	27210070	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL signed by all required parties is blank		Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001253	27210117	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001253	27210119	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001253	27210120	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001253	27210121	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001253	27210123	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001253	27210125	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001253	27210126	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $169,716.79 is underdisclosed from calculated Finance Charge of $169,760.95 in the amount of $44.16.	Unable to determine under disclosure due to missing itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001253	27318388	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001253	27318391	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001253	27318679	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		Close at Home Loan. Final TIL not signed however, Acknowledgement of Receipt in file signed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001255	27033593	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001255	27033600	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001255	27033602	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001255	27033603	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001255	27033633	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001255	27033680	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001255	27033681	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001255	27048686	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001255	27048687	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001255	27048688	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001255	27448513	XXXX	XX/XX/XXXX 2:45:50 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		Close at Home Loan. Final TIL not signed; however, Acknowledgement of Receipt in files signed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001277	27001895	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001277	27001897	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Incorrect GFE Form Used	RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001277	27001956	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001277	27001957	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001277	27001958	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001277	27019065	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate	RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001277	27019066	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Incorrect HUD-1 Form Used	RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001263	27210929	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001263	27210930	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001263	27210931	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001263	27210932	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001263	27210933	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001263	27210934	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001263	27210935	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001263	27210937	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001263	27210938	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001252	27209773	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001252	27209776	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001252	27209777	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001252	27209778	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001252	27209779	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001252	27209780	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001252	27209781	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001252	27209782	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001252	27317981	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8001245	27208892	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001245	27208893	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001245	27208894	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001245	27208895	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001245	27208897	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001245	27208898	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (No Tangible Net Benefit)	South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001239	27208425	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001239	27208429	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001239	27208432	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001239	27211463	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001239	27211466	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001239	27211467	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001239	27316461	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001239	27316462	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001239	27316463	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001239	27316464	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001244	27208719	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001244	27208720	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001229	27207918	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001229	27207928	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001229	27207929	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001229	27207930	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001229	27207931	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001229	27207932	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001229	27207933	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001229	27207934	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001229	27207935	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001229	27207938	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001229	27315022	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8001230	27207878	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001230	27207883	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001230	27207887	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate	RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001230	27207890	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001230	27207892	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001230	27207895	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001230	27315439	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001230	27315441	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001230	27315445	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $295,069.78 is underdisclosed from calculated Finance Charge of $295,132.69 in the amount of $62.91.	Unable to determine under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001230	27315517	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001218	27204211	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001218	27204237	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001218	27204291	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001218	27204292	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001218	27204293	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				Yes
XXXX	XXXX	XXXX	8001218	27204294	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001218	27204295	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001218	27204296	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	State Compliance	State Defect	Nevada Home Loan (Ability to Repay not Verified)	Nevada Home Loan: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001218	27204297	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001218	27204298	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001218	27204299	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	D		D				Yes
XXXX	XXXX	XXXX	8001218	27314031	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.	Close at Home Loan. Final HUD-1 not signed by borrower however, Acknowledgment of Receipt is in file signed by borrower. This unsigned HUD was used for compliance testing.								3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001220	27205188	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001220	27205261	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001220	27205262	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001220	27205263	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001220	27205264	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001220	27205265	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001220	27205266	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001220	27205267	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001220	27205268	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001220	27205270	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001220	27314546	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001220	27314640	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001223	27207739	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001223	27207745	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001223	27315055	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001223	27315056	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001213	27203987	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001213	27203989	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001213	27203990	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final HUD-1 Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001213	27203991	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final HUD-1 Inaccurate	RESPA (2010): Loan Amount on Final HUD-1 does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001213	27203996	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001213	27203998	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001213	27203999	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001213	27204050	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001213	27204074	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001213	27204094	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001213	27204095	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001211	27203139	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001211	27203140	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001211	27203141	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001211	27203142	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	State Compliance	Misc. State Level	Colorado MLO Licensing Act - NMLS ID not on 1003	Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001231	27002580	XXXX	XX/XX/XXXX 12:31:06 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001231	27002581	XXXX	XX/XX/XXXX 12:31:06 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001231	27002582	XXXX	XX/XX/XXXX 12:31:06 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001231	27002583	XXXX	XX/XX/XXXX 12:31:06 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001231	27002584	XXXX	XX/XX/XXXX 12:31:06 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8001231	27019312	XXXX	XX/XX/XXXX 12:31:06 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001202	27198646	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001202	27199526	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	Unable to determine FACTA Credit Score Disclosure was provided due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001202	27199528	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001202	27199529	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001202	27199530	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001202	27199531	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001202	27199532	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001202	27199533	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001202	27199534	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001202	27199536	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001202	27199539	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001202	27199540	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001202	27199542	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001205	27200061	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001205	27200160	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001205	27200161	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001205	27200162	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001205	27200163	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001205	27200164	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001205	27200165	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001205	27200170	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001205	27200252	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001205	27200253	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001205	27311629	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001203	27199837	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001203	27199839	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001203	27199840	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001203	27199841	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001203	27199842	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001203	27199843	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001203	27311169	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 801) With Cure	RESPA (2010): 0% tolerance violation for 801 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001203	27311170	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) With Cure	RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001193	27186189	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001193	27186191	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001193	27186194	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001193	27310527	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001193	27310570	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001191	27185837	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001181	27010725	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001181	27010726	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $134,361.87 is underdisclosed from calculated Finance Charge of $134,505.87 in the amount of $144.00.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001181	27010727	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001175	27181308	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001175	27181309	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001175	27181310	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001175	27181311	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001175	27181312	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001175	27181313	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001175	27181314	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	D		D				Yes
XXXX	XXXX	XXXX	8001175	27181315	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8001175	27181316	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001175	27181338	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001175	27181357	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001184	27182578	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001184	27182579	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001184	27182580	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001174	27181101	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material	Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001174	27181102	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001174	27181103	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001174	27181104	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001174	27181105	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001174	27181106	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $192,823.12 is underdisclosed from calculated Finance Charge of $192,887.78 in the amount of $64.66.	TIL Itemization only disclosed origination charges in the amount of $2741.73 however, final HUD reflects $2807.59								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	D		D				Yes
XXXX	XXXX	XXXX	8001170	27001036	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001170	27001037	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001170	27001038	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001170	27001039	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001170	27001040	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001170	27010479	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001170	27010492	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001160	27014230	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001160	27014231	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001160	27014232	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (No Tangible Net Benefit)	South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001167	27013648	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001167	27013649	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001167	27013650	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001155	27012641	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8001155	27012643	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8001155	27012705	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8001155	27012708	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8001155	27012709	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8001155	27012711	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8001155	27012716	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	D		D				Yes
XXXX	XXXX	XXXX	8001155	27012718	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8001155	27012720	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)	Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8001155	27012721	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Ability to Repay Not Verified	Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8001155	27012722	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8001156	27033217	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (No Tangible Net Benefit)	South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001156	27033386	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001143	27178685	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001143	27178686	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001140	27178807	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001140	27178809	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001133	27010688	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001132	27034991	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001132	27045816	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001132	27046166	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001098	27166607	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001098	27166609	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001098	27166610	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001098	27166612	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001098	27166614	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001098	27301888	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001098	27301904	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001109	27010281	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001109	27010322	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001109	27010346	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	Unable to determine FACTA Credit Score Disclosure was provided due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001109	27010347	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001109	27010348	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001109	27010350	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001109	27010352	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001109	27010353	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001109	27010922	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $325,526.98 is underdisclosed from calculated Finance Charge of $326,775.57 in the amount of $1,248.59.	Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001109	27010923	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001068	27164661	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001096	27166087	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001096	27166194	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001096	27166195	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001096	27166196	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001096	27166197	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Third Circuit)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001096	27166198	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001096	27166201	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001096	27166230	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001096	27301720	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001096	27301721	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $182,754.50 is underdisclosed from calculated Finance Charge of $183,303.13 in the amount of $548.63.	Disclosed payment on the note does not correspond with the loan amount, loan term and interest rate on the loan.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001096	27301722	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001096	27301742	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001053	27033201	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001053	27033204	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $119,743.18 is underdisclosed from calculated Finance Charge of $120,021.18 in the amount of $278.00.	Unable to determine under disclosure due to missing itemization of amount financed								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001055	27033256	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001055	27043250	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001094	27165442	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001094	27165444	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001094	27165449	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001094	27165451	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001094	27165557	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001094	27299605	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001095	27165570	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001095	27165585	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001095	27165693	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001095	27165694	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001095	27165695	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001095	27165696	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $76,710.70 is underdisclosed from calculated Finance Charge of $77,018.70 in the amount of $308.00.	Disclosed payment on Note of $XXXX does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the tax service fee (lien protection fee) of $61.50 as a prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001095	27165697	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001095	27165698	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001095	27165699	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001095	27300040	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001108	27176881	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001108	27176884	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001108	27176886	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001108	27176888	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001108	27176889	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001108	27176890	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001108	27176935	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001108	27303334	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001108	27303356	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $108,752.65 is underdisclosed from calculated Finance Charge of $109,157.52 in the amount of $404.87.	Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001051	27164376	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001051	27164377	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001021	27014437	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001021	27014438	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001021	27014440	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001021	27041674	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001023	27144348	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001023	27144349	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001023	27144350	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000970	27033177	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000977	27009562	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000977	27009563	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000978	27000556	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000978	27000570	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000978	27000574	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001042	27158740	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001042	27158745	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001042	27158886	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001042	27158887	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001042	27158888	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001042	27158889	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001042	27158891	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001042	27158892	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001041	27158938	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001041	27158942	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001041	27158945	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001041	27158946	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001041	27158948	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001041	27159150	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001041	27159151	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001041	27253704	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001041	27253721	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001041	27322645	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000979	27000613	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000979	27009915	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000904	27122784	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001008	27119479	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001008	27119487	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001008	27119488	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001008	27119489	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001008	27119490	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001008	27119491	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $355,342.20 is underdisclosed from calculated Finance Charge of $357,062.47 in the amount of $1,720.27.	Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001008	27119492	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001008	27119493	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001008	27119494	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000895	27008665	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001040	27156812	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001040	27156813	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001040	27156815	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001040	27156838	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001040	27156843	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001040	27252946	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001040	27252960	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001040	27253139	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $90,699.33 is underdisclosed from calculated Finance Charge of $91,051.42 in the amount of $352.09.	Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001040	27400377	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001000	27000832	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001000	27000870	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001000	27000873	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001000	27000875	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001000	27000882	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001000	27000885	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001000	27000897	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000859	27003735	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001048	27034780	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001048	27034791	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001048	27034814	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001048	27034815	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001048	27034817	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001048	27034819	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001048	27034820	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001048	27034821	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001048	27045812	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $100,637.80 is underdisclosed from calculated Finance Charge of $101,301.14 in the amount of $663.34.	Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001048	27065267	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001049	27164479	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001049	27168052	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001049	27168053	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001049	27358560	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001049	27358588	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001049	27359257	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001049	27359264	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001049	27359272	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	State Compliance	Misc. State Level	Virginia Tangible Net Benefit Test	Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001049	27359275	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL APR Under/Over Disclosed By Greater Than XX%	Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001049	27359288	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $117,177.27 is underdisclosed from calculated Finance Charge of $129,377.69 in the amount of $12,200.42.	Under-disclosure is sourced to the miscalculation of amount financed within the Final TIL.								3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001049	27359294	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001045	27164143	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001045	27164147	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001045	27164169	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001045	27164171	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001045	27164177	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001045	27164179	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001045	27164181	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001047	27209793	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001047	27209796	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001047	27209822	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001047	27209845	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001047	27209846	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001047	27209847	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001047	27209848	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8001047	27322589	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000879	27007832	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000879	27007833	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000879	27007834	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000879	27007835	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000811	27009104	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000811	27009105	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000813	27050767	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001009	27143997	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001009	27144008	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001009	27144022	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001009	27144023	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001009	27144024	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001009	27144025	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Third Circuit)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001009	27144026	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001009	27144028	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001009	27144029	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001003	27119042	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001003	27119057	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001003	27119116	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001003	27119118	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001003	27119119	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001003	27119124	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001003	27119125	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001003	27119128	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000793	27123831	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001099	27175994	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001099	27175997	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001099	27176000	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001099	27176001	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001099	27176002	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001099	27176030	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001099	27176065	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001099	27176066	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000738	27049095	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000738	27049096	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000738	27049097	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001006	27012856	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001006	27012862	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001006	27012863	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001006	27012919	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001006	27012923	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001006	27012977	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001006	27012979	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Third Circuit)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001006	27012980	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001006	27013004	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001006	27013005	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001006	27046224	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $211,512.60 is underdisclosed from calculated Finance Charge of $212,172.29 in the amount of $659.69.	Disclosed payment on the note does not correspond with the loan amount, loan term and interest rate on the loan.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001006	27544519	XXXX	XX/XX/XXXX 12:59:10 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000764	27008962	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001097	27165991	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001097	27166169	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001097	27166170	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001097	27166171	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001097	27166173	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001097	27166174	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001097	27166175	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000758	27050551	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000758	27050552	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	State Compliance	State Defect	Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File	Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001101	27176130	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001101	27176156	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001101	27176159	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001101	27176163	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001101	27176167	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001101	27176227	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Third Circuit)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001101	27302715	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001101	27398789	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000695	27047240	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001004	27119021	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001004	27119034	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001004	27119046	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001004	27119049	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001004	27119051	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001004	27119054	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001004	27119055	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001004	27119056	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001004	27119059	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001004	27119060	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Third Circuit)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001044	27159732	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001044	27159742	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001044	27159923	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001044	27159924	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001044	27159925	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001044	27159926	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001044	27159927	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001044	27253891	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000663	27140816	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000663	27140817	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000663	27140818	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $248,333.34 is underdisclosed from calculated Finance Charge of $248,725.18 in the amount of $391.84.	Unable to determine under disclosure due to missing Itemization of Amount Financed								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001046	27164224	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001046	27164227	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001046	27164228	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001046	27164231	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001046	27164232	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001046	27164233	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001046	27164255	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001046	27164278	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001046	27255990	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001007	27119335	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001007	27119338	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001007	27119453	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001007	27119454	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001007	27119455	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001007	27119456	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001007	27119457	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001007	27119458	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $308,892.20 is underdisclosed from calculated Finance Charge of $310,330.38 in the amount of $1,438.18.	Disclosed payment on the note of $XXXX does not correspond with the loan amount, loan term and interest rate on the loan.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001007	27119459	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001007	27119460	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001007	27119461	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001100	27176047	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001100	27176049	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001100	27176050	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001100	27176052	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001100	27176053	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001100	27176064	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001100	27302517	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001107	27176768	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001107	27176770	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001107	27176773	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001107	27176774	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001107	27176913	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001107	27185946	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001107	27185947	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Third Circuit)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001107	27303112	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000640	27045733	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001005	27013405	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001005	27013449	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001005	27013452	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001005	27013455	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001005	27013458	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $212,264.60 is underdisclosed from calculated Finance Charge of $212,930.97 in the amount of $666.37.	Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001005	27013459	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001005	27013460	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001005	27013477	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001005	27082943	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001005	27083396	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001110	27177723	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001110	27177724	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001110	27177725	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001110	27177726	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001110	27177728	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001110	27177729	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $124,506.90 is underdisclosed from calculated Finance Charge of $125,041.08 in the amount of $534.18.	Disclosed payment on Note of $XXXX does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the tax service fee (lien protection fee) of $57 as a prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001110	27177730	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001110	27177731	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001110	27177732	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001110	27177754	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001110	27177756	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001111	27177274	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001111	27177290	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001111	27177293	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001111	27177296	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001111	27177297	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001111	27306050	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001111	27306051	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001111	27306052	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $186,082.67 is underdisclosed from calculated Finance Charge of $186,772.15 in the amount of $689.48.	Disclosed payment on Note of $XXXX does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the tax service (lien protection) fee as a prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001111	27306053	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001001	27118146	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001001	27118149	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001001	27118154	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001001	27118155	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001001	27118156	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001001	27118157	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001001	27118158	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001001	27118170	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000611	27007284	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000626	27007272	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000626	27007274	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	State Compliance	State Late Charge	Alabama Late Charge Percent and Amount Testing	Alabama Late Charge: Note late charge amount of $104.29 exceeds the state maximum of $100.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8000626	27007275	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000626	27007282	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000626	27007315	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000595	26998759	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001112	27177487	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001112	27177488	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001112	27177489	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001112	27177494	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001112	27177495	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001112	27177549	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001112	27177587	XXXX	XX/XX/XXXX 3:44:07 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000575	27044057	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000540	27006987	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000540	27006988	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000527	27032477	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B		B				No
XXXX	XXXX	XXXX	8000514	27043137	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000514	27043162	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000514	27043163	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000915	27117960	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000915	27117963	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000915	27117966	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000915	27117967	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000915	27117970	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000915	27117971	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000915	27245715	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000493	26998718	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000478	27042210	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000445	27120663	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000444	27139643	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material	Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8000444	27139644	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8000444	27139655	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8000444	27139656	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)	Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8000444	27139657	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8000444	27139658	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8000405	26998110	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000405	26998112	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000405	26998113	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $103,640.01 is underdisclosed from calculated Finance Charge of $103,933.01 in the amount of $293.00.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000371	27041983	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000376	27119397	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000376	27119398	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000382	27119915	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000357	27044362	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000345	27042497	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $108,743.62 is underdisclosed from calculated Finance Charge of $108,851.10 in the amount of $107.48.	Under disclosure is payment stream related due to the Final TIL disclosing a PMI term of 118 months when the calculated term is120 months.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000306	27034186	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000329	27036753	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000329	27036755	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000329	27036863	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000291	27034267	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000287	27159957	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000259	27035834	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000259	27035835	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $108,307.72 is underdisclosed from calculated Finance Charge of $108,399.72 in the amount of $92.00.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000465	27042175	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001059	27164591	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001059	27257009	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000267	27036662	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000177	27034144	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $106,967.80 is underdisclosed from calculated Finance Charge of $107,008.16 in the amount of $40.36.	Unable to determine under disclosure due to missing Itemization of Amount Financed								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000177	27034148	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000165	27042000	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000165	27043732	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000165	27043733	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000083	27016112	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000083	27016113	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000083	27016114	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $62,997.41 is underdisclosed from calculated Finance Charge of $63,042.22 in the amount of $44.81.	TIL Itemization did not disclose the $20 courier fee in the Prepaid Finance Charges. It also listed the Attorney fee as $625, whereas the HUD lists $650.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000498	27044873	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000285	27139199	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000285	27139200	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000285	27139201	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000028	27033914	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000028	27036801	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Document: HUD-1 Addendum not provided		HUD Line 811 reflects "see attachment", however, the attachment was not located. The $44 has been included in high cost testing.								3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000028	27036931	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $95,746.63 is underdisclosed from calculated Finance Charge of $96,208.16 in the amount of $461.53.	TIL itemization does not disclose a Settlement fee of $400.00, a title courier fee of $20.00 or a Sub Escrow fee of $100.00 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	D		D				Yes
XXXX	XXXX	XXXX	8000028	27036932	XXXX	XX/XX/XXXX 4:26:30 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000001	27042526	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000001	27042533	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000001	27042534	XXXX	XX/XX/XXXX 10:14:50 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001760	27304592	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001760	27304593	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001760	27304595	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001760	27304596	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001760	27304597	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001760	27304598	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001760	27304599	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001760	27304600	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001760	27304601	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001760	27304602	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001760	27304604	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001760	27304605	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001760	27304607	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001755	27304226	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001755	27304234	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001755	27304235	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002270	27335257	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8002270	27335258	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002270	27335259	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002270	27335260	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate	RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002270	27335261	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002270	27335262	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001744	27299569	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001744	27299570	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001744	27299571	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001744	27299572	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001744	27299573	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001744	27299574	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001744	27299575	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001744	27299578	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $274,588.34 is underdisclosed from calculated Finance Charge of $276,890.36 in the amount of $2,302.02.	Unable to determine cause of under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002269	27335199	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002269	27335200	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002269	27335201	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002269	27335202	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002269	27335203	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002269	27335204	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002269	27335205	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002269	27335206	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002269	27335207	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8002269	27335208	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	Unable to determine HUD Settlement Booklet was provided due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002269	27335214	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002269	27335222	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002269	27445708	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance With Cure	RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8001731	27299510	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001731	27299511	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001731	27299514	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001725	27296683	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001725	27296784	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: Interest rate available through date not provided.	GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001725	27296834	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001725	27296835	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001727	27298495	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001727	27298505	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001727	27298508	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001727	27298509	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001727	27298510	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001727	27298511	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001727	27298512	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001727	27298516	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001727	27298545	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001727	27406343	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001727	27406344	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001727	27406345	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001727	27406348	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001727	27406349	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001727	27406350	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001727	27406351	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001710	27295086	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001712	27295966	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001712	27295968	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001712	27295970	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001712	27295971	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001712	27295972	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate	RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001712	27295981	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001712	27296130	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: Interest rate available through date not provided.	GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001712	27296131	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: Days before settlement not provided.	GFE Date: XX/XX/XXXX									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001712	27296147	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001712	27296150	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001712	27296151	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001712	27296152	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Disclosure Not In File	Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001712	27296198	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001712	27404260	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001712	27404261	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001712	27404262	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001711	27295656	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001711	27295658	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001711	27295659	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001694	27294279	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001694	27294280	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001694	27294281	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001694	27294282	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001694	27294582	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001694	27401673	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001708	27294927	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Loan amount on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001708	27294930	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Loan term on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001708	27294931	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Principal, interest and MI payment on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001708	27294932	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Interest rate on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001708	27294935	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your interest rate rise question on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001708	27294937	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your loan balance rise question on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001708	27294938	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001708	27294940	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Prepayment penalty question on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001708	27294941	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Balloon term question on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001708	27294943	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Escrow question on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001708	27295106	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001708	27295112	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001708	27295114	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001708	27295115	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001708	27295116	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001708	27295117	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001708	27295118	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final HUD-1 Inaccurate	Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001708	27295119	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate	Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001708	27295120	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final HUD-1 Inaccurate	Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001708	27295121	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Term on Final HUD-1 Inaccurate	Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001708	27295122	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate	Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001708	27295126	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001708	27295128	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - P&I Payment Inaccurate	Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001679	27281554	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001679	27281562	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001679	27281607	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001687	27283165	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001687	27283166	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001688	27293624	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001688	27293647	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001688	27293648	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001688	27293649	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001688	27400698	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8001682	27281624	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001682	27281633	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001682	27281643	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001682	27281702	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001682	27281703	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001682	27281704	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001682	27281706	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001682	27281707	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001682	27281708	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Missing Information to Determine Origination Channel	Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001682	27281709	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001682	27281710	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001682	27281711	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001682	27281712	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001682	27281713	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8001682	27281714	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001678	27282065	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001678	27282071	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001678	27282072	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001678	27282172	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001678	27282173	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001678	27282174	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $61,210.75 is underdisclosed from calculated Finance Charge of $61,246.71 in the amount of $35.96.	TIL Itemization did not disclose a Sub Escrow Fee for $45 as a prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001653	27269209	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001653	27269211	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001653	27269377	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001675	27270595	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001675	27270596	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001675	27270597	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001675	27270598	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001675	27398694	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 802) With Cure	RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001675	27398695	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) With Cure	RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001643	27268635	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		Close at Home Loan, Final TIL not signed however, Acknowledgement of Receipt in file signed by borrower								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001643	27268636	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001643	27268670	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001643	27268986	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001643	27268987	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001643	27268988	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001643	27268989	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001643	27268990	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001643	27268991	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final HUD-1 Inaccurate	RESPA (2010): Loan Amount on Final HUD-1 does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001643	27268992	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001643	27268993	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001643	27268994	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001643	27268995	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Third Circuit)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001643	27268996	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001652	27269678	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001652	27269679	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA	Federal LO Compensation Dual Compensation Pre-Dodd Frank Test	Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001652	27269680	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001652	27269681	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001652	27269682	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001652	27269683	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001652	27269684	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001652	27269685	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001652	27269686	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001652	27269687	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001640	27268869	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001640	27268870	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001640	27268871	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001640	27268872	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001640	27268873	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001640	27268874	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $39,323.49 is underdisclosed from calculated Finance Charge of $39,373.49 in the amount of $50.00.	Final itemization did not disclose the tax cert fee of $50 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001615	27246387	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001615	27246413	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001615	27246416	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001615	27246418	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001615	27246419	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001615	27246420	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001615	27246421	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001615	27246422	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001615	27246424	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001615	27246428	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001615	27246430	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001615	27246432	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001615	27246434	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001615	27246435	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001615	27394332	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001615	27394333	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001615	27394356	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001654	27270066	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001654	27270067	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001639	27268556	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001639	27268589	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001638	27268257	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001638	27268258	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001638	27268270	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001638	27268348	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Third Circuit)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001619	27246433	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $260,703.11 is underdisclosed from calculated Finance Charge of $261,725.85 in the amount of $1,022.74.	TIL Itemization did not Settlement or Closing fee of $750 & Departmentals of $600 prepaid Finance charge,								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001619	27246437	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001619	27246438	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001619	27246439	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001619	27246440	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001619	27246441	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001649	27495257	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B		B				No
XXXX	XXXX	XXXX	8001616	27246469	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001616	27246470	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001616	27246471	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001616	27246472	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001616	27246473	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Disclosure Not Compliant	Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001616	27246474	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Ability to Repay Not Verified	Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001617	27246445	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001617	27246447	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001617	27246453	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001617	27246454	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001617	27246455	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001617	27246456	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001617	27246457	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001617	27246458	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001617	27246459	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001617	27246460	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001617	27246461	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001617	27246462	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001617	27246463	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001617	27246464	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001617	27246468	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001617	27394401	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001617	27394410	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001617	27394412	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001617	27394414	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001618	27246477	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001618	27246478	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001599	27241342	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001599	27241343	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001599	27241344	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001599	27241345	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001599	27241346	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Interest Rate on GFE Inaccurate	RESPA (2010): Interest Rate on GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001599	27241347	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001599	27241348	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001599	27241349	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001599	27241350	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	State Compliance	State Defect	Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File	Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001599	27241351	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	State Compliance	State Late Charge	Massachusetts Late Charge Percent Testing	Massachusetts Late Charge: Note late charge percent of XX% exceeds the state maximum of 3%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001599	27241353	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - P&I Payment Inaccurate	Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001610	27244217	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001610	27244220	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001610	27244221	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001610	27244222	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001610	27244223	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001610	27244306	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001610	27244307	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001624	27247087	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001624	27247088	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001624	27247089	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001624	27247090	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001624	27247091	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001624	27247093	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 802) Without Cure	RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001624	27247094	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) Without Cure	RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001624	27247095	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001624	27247096	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $34,483.07 is underdisclosed from calculated Finance Charge of $34,548.07 in the amount of $65.00.	The itemization of amount financed did not include the email fee of $35 and wire fee of $30 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001624	27247097	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001624	27247104	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001600	27241302	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001600	27241304	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001600	27241305	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001600	27241306	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001600	27241307	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001600	27241308	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001600	27241309	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001600	27241314	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001600	27241443	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001591	27242297	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001591	27242298	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001591	27242300	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001591	27242301	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001591	27242302	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001591	27242303	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001591	27242304	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001591	27242307	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001591	27242308	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001591	27242309	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001591	27242310	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001591	27242311	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001591	27242312	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001591	27242326	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001591	27393512	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 802) With Cure	RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001591	27393513	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) With Cure	RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001601	27242020	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001601	27242022	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001601	27242024	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001601	27242025	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001601	27242026	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001601	27242027	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001601	27242028	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001601	27242029	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001601	27242032	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001601	27242033	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001601	27242034	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001601	27242035	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001601	27242036	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001601	27242037	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001601	27242038	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $75,989.00 is underdisclosed from calculated Finance Charge of $76,719.00 in the amount of $730.00.	Under disclosure due to itemization does not disclose underwriter fee of $700.00.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001601	27393879	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 802) With Cure	RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001601	27393880	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) With Cure	RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001575	27238241	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001575	27238242	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001575	27238243	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001575	27238244	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001590	27240228	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001590	27240229	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001590	27240230	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001574	27238316	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001574	27238317	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001574	27238318	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001603	27242275	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001603	27242276	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001603	27242277	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001603	27242278	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001603	27242279	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001576	27239597	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001576	27239599	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001576	27239600	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001576	27239601	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001576	27239602	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001576	27239604	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001576	27239605	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final HUD-1 Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001576	27239606	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001576	27239607	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001576	27239609	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001576	27239610	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001558	27236274	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001558	27236281	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001558	27236283	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001558	27236284	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001558	27236285	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001558	27236287	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	State Compliance	State Defect	Nevada Home Loan (Ability to Repay not Verified)	Nevada Home Loan: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001558	27389414	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001558	27389415	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001558	27389416	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 802) With Cure	RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001558	27389417	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) With Cure	RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001558	27389419	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001533	27235415	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001533	27235416	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001533	27235420	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001533	27235421	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $98,179.05 is underdisclosed from calculated Finance Charge of $98,579.04 in the amount of $399.99.	TIL itemization did not include Settlement fees of $150 and $250 in the prepaid amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001533	27386622	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	Unable to determine if the initial escrow account statement is compliant based on missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8002257	27334506	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002257	27334507	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002257	27334510	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002257	27334511	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002257	27334512	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002257	27334513	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Missing Information to Determine Origination Channel	Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002257	27334514	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002257	27334518	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002257	27334521	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002257	27334522	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8002257	27334523	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002257	27334560	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002257	27334561	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002257	27334588	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002257	27334589	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001535	27235209	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001535	27235331	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001517	27235266	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001517	27235269	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001517	27235271	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001517	27235272	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001517	27235273	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001517	27235274	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001517	27235276	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001517	27235277	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001517	27235278	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001517	27235279	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001517	27235280	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001517	27235288	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001517	27235295	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001523	27234994	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001523	27234998	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001523	27234999	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001523	27235000	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001523	27235001	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final HUD-1 Inaccurate	RESPA (2010): Loan Amount on Final HUD-1 does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001523	27235002	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate	Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001523	27235003	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001523	27235006	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001523	27235009	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $420,424.80 is underdisclosed from calculated Finance Charge of $421,509.38 in the amount of $1,084.58.	Unable to determine under disclosure due to missing itemization of amount financed. There is a $2,800 unspecified credit by lender on the hud.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001523	27235011	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Principal, interest and MI payment on page 3 of the final HUD was not provided.		Final HUD P&I amount was not provided								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001507	27234244	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001507	27234246	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File)	South Carolina Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8001507	27234247	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL APR Under/Over Disclosed By Greater Than XX%	Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001507	27234248	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $278,825.82 is underdisclosed from calculated Finance Charge of $284,175.82 in the amount of $XXX.	Unable to determine under disclosure due to missing Itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001573	27237256	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001573	27237422	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001573	27237423	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001573	27237424	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001573	27237425	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8002252	27333731	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Interest Rate on GFE Inaccurate	RESPA (2010): Interest Rate on GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002252	27333732	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002252	27333733	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002248	27332453	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002248	27332454	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002248	27332455	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002248	27332456	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002248	27332457	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002248	27332458	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002248	27332459	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002248	27332465	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002248	27332613	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002248	27332614	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002226	27324693	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002226	27324694	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002226	27324775	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002226	27324776	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002226	27324777	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002226	27324778	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	State Compliance	Misc. State Level	Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)	Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002226	27324779	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002226	27324780	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8002226	27324781	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $185,562.10 is underdisclosed from calculated Finance Charge of $186,262.68 in the amount of $700.58.	Disclosed payment on Note of $XXXX does not correspond with the loan amount, loan term, and interest rate on the loan.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002226	27324782	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002226	27324783	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002233	27329402	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002233	27329867	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002233	27329868	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002233	27329870	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $233,526.95 is underdisclosed from calculated Finance Charge of $234,421.29 in the amount of $894.34.	Disclosed payment on Note of $XXXX does not correspond with the loan amount, loan term, and interest rate on the loan.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002233	27329871	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002223	27324740	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002223	27324754	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002223	27324759	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002223	27324760	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002223	27324761	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002223	27324762	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002223	27324763	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8002223	27324764	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $224,346.57 is underdisclosed from calculated Finance Charge of $225,156.12 in the amount of $809.55.	Truth In Lending Act: Final TIL Finance Charge of $224,346.57 is underdisclosed from calculated Finance Charge of $225,217.62 in the amount of $871.05.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002223	27324765	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002223	27324766	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002223	27324767	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002234	27331805	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002234	27331806	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002234	27331807	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002234	27331808	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002234	27331809	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002234	27331810	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8002234	27331811	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002234	27331812	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002234	27331813	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002234	27331851	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002234	27331892	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002234	27332061	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $75,059.70 is underdisclosed from calculated Finance Charge of $75,350.54 in the amount of $290.84.	Disclosed payment on Note of $XXXX does not correspond with loan amount, loan term and interest rate on the loan.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002220	27316888	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002220	27316889	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002220	27316890	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002220	27316891	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002220	27316893	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8002220	27316894	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $307,512.77 is underdisclosed from calculated Finance Charge of $308,212.18 in the amount of $699.41.	Disclosed payment on note $XXXX does not correspond with loan amount, loan term and interest rate on the loan.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002220	27316895	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002220	27316896	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002220	27316897	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002220	27316921	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002220	27316928	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002212	27314015	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002212	27314197	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002212	27314198	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002212	27314200	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8002212	27314201	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002212	27314202	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002210	27313040	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002210	27313042	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002210	27313044	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8002210	27313046	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002210	27313084	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002210	27313102	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002210	27313111	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002210	27313112	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Third Circuit)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002211	27313556	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002211	27313564	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002211	27313565	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002211	27313566	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002211	27313567	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002211	27313568	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002211	27313569	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002211	27313570	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002211	27432558	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002222	27317068	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002222	27317072	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002222	27317081	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002222	27317082	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002222	27317083	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002222	27317084	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8002222	27317085	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002222	27317086	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002222	27317087	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002231	27329034	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002231	27329035	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002231	27329036	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002231	27329037	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002231	27329038	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002231	27329039	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8002231	27329040	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $153,392.60 is underdisclosed from calculated Finance Charge of $153,888.88 in the amount of $496.28.	Disclosed payment on note of $XXXX does not correspond with loan amount, loan term and interest rate on the loan.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002231	27329041	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002231	27329042	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002231	27329043	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002231	27329109	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002231	27329123	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002228	27325149	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002228	27325189	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002228	27325190	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002228	27325191	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002228	27325192	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002228	27325193	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8002228	27325194	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002228	27325195	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002228	27325196	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002228	27435647	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002228	27435675	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $252,090.70 is underdisclosed from calculated Finance Charge of $253,196.71 in the amount of $1,106.01.	Disclosed on payment on note of $XXXX does not correspond with loan amount loan term and the interest rate on the loan.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002230	27329021	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002230	27329071	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002230	27329155	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002230	27329156	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002230	27329157	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002230	27329158	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002230	27329161	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $86,287.80 is underdisclosed from calculated Finance Charge of $86,384.78 in the amount of $96.98.	Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002230	27329162	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002230	27329163	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002209	27313349	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002209	27313404	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002209	27313405	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002209	27313406	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002209	27313407	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8002209	27313409	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002209	27313410	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002209	27313411	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002225	27324844	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002225	27324848	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002225	27324865	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002225	27324866	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002225	27324867	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002225	27324868	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002225	27324870	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8002225	27324871	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002225	27324872	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002225	27435421	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $185,743.72 is underdisclosed from calculated Finance Charge of $186,300.86 in the amount of $557.14.	Disclosed payment on Note of does not correspond with the loan amount, loan term, and interest rate on the loan.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002224	27324943	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002224	27324964	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002224	27324967	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002224	27324969	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002224	27324971	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002224	27324972	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002224	27435354	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002224	27435417	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002224	27435418	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $264,133.00 is underdisclosed from calculated Finance Charge of $265,044.75 in the amount of $911.75.	Disclosed payment on Note of $XXXX does not correspond with the loan amount, loan term, and interest rate on the loan.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002214	27314279	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002214	27314282	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002214	27314284	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002214	27314286	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002214	27314288	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8002214	27314290	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002214	27314291	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002214	27314343	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002214	27314355	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002214	27314374	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Third Circuit)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002229	27328713	XXXX	XX/XX/XXXX 12:25:49 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002229	27328753	XXXX	XX/XX/XXXX 12:25:49 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002229	27328754	XXXX	XX/XX/XXXX 12:25:49 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002229	27328758	XXXX	XX/XX/XXXX 12:25:49 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002221	27317596	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002221	27317675	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002221	27317844	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002221	27317845	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002221	27317846	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002221	27317848	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002221	27317849	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002221	27317850	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8002221	27317852	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002221	27317853	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002221	27317854	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002217	27315527	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002217	27315586	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002217	27315650	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002217	27315651	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002217	27315653	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002217	27315654	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Third Circuit)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002217	27315655	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8002217	27315657	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002217	27315658	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002217	27461198	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002219	27315728	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002219	27315755	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002219	27315759	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8002219	27315760	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002219	27315761	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002219	27433993	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002219	27433994	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $375,966.06 is underdisclosed from calculated Finance Charge of $377,515.50 in the amount of $1,549.44.	Disclosed on payment on note of $XXXX does not correspond with loan amount loan term and the interest rate on the loan.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002232	27329553	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002232	27329554	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002232	27329555	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002232	27329558	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002232	27329692	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002232	27329723	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002216	27314685	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002216	27314695	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002216	27314953	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002216	27314954	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002216	27314955	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002216	27314956	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002216	27314957	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Third Circuit)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002216	27314958	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8002216	27314959	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002216	27314960	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002227	27325791	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002227	27325793	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002227	27325829	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002227	27325830	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002227	27325831	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002227	27325832	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8002227	27325833	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002227	27325834	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002227	27325835	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002227	27435686	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $105,827.60 is underdisclosed from calculated Finance Charge of $106,336.97 in the amount of $509.37.	Disclosed payment of $XXXX on Note does not correspond with the loan amount, loan term, and interest rate on the loan.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002227	27460742	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002215	27314736	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002215	27314737	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002215	27314738	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002215	27314739	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002215	27314740	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8002215	27314742	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002215	27314743	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002215	27314744	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002215	27314782	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002215	27314804	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002213	27314111	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002213	27314144	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002213	27314419	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002213	27314420	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002213	27314422	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002213	27314423	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002213	27314424	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Third Circuit)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002213	27314425	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8002213	27314426	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002213	27433061	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $83,997.90 is underdisclosed from calculated Finance Charge of $84,376.84 in the amount of $378.94.	Disclosed payment on Note of $XXXX does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the tax service fee of $57 as a prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002213	27433062	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002218	27315714	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002218	27315743	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002218	27315804	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002218	27315805	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002218	27315806	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002218	27315807	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002218	27315809	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8002218	27315810	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002218	27315811	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002218	27433991	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $140,308.58 is underdisclosed from calculated Finance Charge of $140,976.88 in the amount of $668.30.	Disclosed payment on the note does not correspond with the loan amount, loan term and interest rate on the loan.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002070	27312442	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002070	27312443	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002070	27312444	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002070	27312445	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002084	27312620	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8002084	27312637	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	D		D				No
XXXX	XXXX	XXXX	8002084	27312638	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	D		D				No
XXXX	XXXX	XXXX	8002084	27312640	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8002084	27417961	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material	Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8002052	27310459	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002046	27308148	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002044	27306745	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002042	27306826	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002041	27306401	XXXX	XX/XX/XXXX 10:20:51 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002056	27312379	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002056	27312380	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002056	27312381	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	State Compliance	State Defect	Maryland Prepayment Penalty Test	Maryland Prepayment Penalty: Loan prepay term of 48 months exceeds state maximum of 36 months. Prepay language states prepay will not exceed maximum permitted by applicable law.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002056	27312382	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002056	27312383	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002056	27312384	XXXX	XX/XX/XXXX 1:37:04 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $282,372.19 is underdisclosed from calculated Finance Charge of $284,903.34 in the amount of $2,531.15.	Unable to determine under disclosure due to missing TIL itemization of amount financed. There is a Seller credit on page one of HUD for $3,000 which is not itemized therefore excluded.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001002	26968665	XXXX	XX/XX/XXXX 12:04:20 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001002	26968667	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001002	26968668	XXXX	XX/XX/XXXX 12:07:55 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001002	26968669	XXXX	XX/XX/XXXX 12:07:55 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001002	26968670	XXXX	XX/XX/XXXX 12:07:55 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001043	26969032	XXXX	XX/XX/XXXX 10:46:26 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001043	26969035	XXXX	XX/XX/XXXX 10:56:58 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001043	26969036	XXXX	XX/XX/XXXX 10:56:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001043	26969037	XXXX	XX/XX/XXXX 10:56:58 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001043	26969039	XXXX	XX/XX/XXXX 10:46:52 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001043	26969040	XXXX	XX/XX/XXXX 10:52:38 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001043	26969041	XXXX	XX/XX/XXXX 10:52:38 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001064	26969205	XXXX	XX/XX/XXXX 5:39:36 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001064	26969206	XXXX	XX/XX/XXXX 5:39:36 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001084	26969267	XXXX	XX/XX/XXXX 12:49:25 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B		B				No
XXXX	XXXX	XXXX	8001084	26969268	XXXX	XX/XX/XXXX 12:49:25 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B		B				No
XXXX	XXXX	XXXX	8001085	26969274	XXXX	XX/XX/XXXX 1:56:00 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001085	26969275	XXXX	XX/XX/XXXX 1:56:00 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001104	26969335	XXXX	XX/XX/XXXX 3:05:57 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001104	26969336	XXXX	XX/XX/XXXX 3:05:57 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001104	26969337	XXXX	XX/XX/XXXX 3:05:57 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001104	26969338	XXXX	XX/XX/XXXX 3:07:41 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001139	26969411	XXXX	XX/XX/XXXX 9:12:39 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001168	26969469	XXXX	XX/XX/XXXX 1:28:42 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material	Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Investment	Purchase		D		D				No
XXXX	XXXX	XXXX	8001219	26970005	XXXX	XX/XX/XXXX 3:15:55 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001219	26970006	XXXX	XX/XX/XXXX 3:15:55 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001219	26970007	XXXX	XX/XX/XXXX 3:15:55 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 802) Without Cure	RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001219	26970008	XXXX	XX/XX/XXXX 3:15:55 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001219	26970009	XXXX	XX/XX/XXXX 3:15:55 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001219	26970010	XXXX	XX/XX/XXXX 3:15:55 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate	RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001219	26970011	XXXX	XX/XX/XXXX 3:15:55 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001219	26970012	XXXX	XX/XX/XXXX 3:15:55 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001219	26970013	XXXX	XX/XX/XXXX 3:15:55 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8001219	26970014	XXXX	XX/XX/XXXX 3:15:55 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001219	26970015	XXXX	XX/XX/XXXX 3:15:55 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001228	26970048	XXXX	XX/XX/XXXX 10:07:44 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001228	26970049	XXXX	XX/XX/XXXX 10:39:55 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001228	26970050	XXXX	XX/XX/XXXX 10:39:55 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001228	26970051	XXXX	XX/XX/XXXX 10:39:55 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001228	26970052	XXXX	XX/XX/XXXX 10:39:55 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001228	26970053	XXXX	XX/XX/XXXX 10:39:55 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001228	26970054	XXXX	XX/XX/XXXX 10:39:55 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001228	26970055	XXXX	XX/XX/XXXX 10:39:55 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001228	26970057	XXXX	XX/XX/XXXX 7:41:21 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001266	26970435	XXXX	XX/XX/XXXX 12:37:48 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001266	26970436	XXXX	XX/XX/XXXX 12:37:48 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001266	26970437	XXXX	XX/XX/XXXX 12:37:48 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001266	26970438	XXXX	XX/XX/XXXX 12:37:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final HUD-1 Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001266	26970439	XXXX	XX/XX/XXXX 12:37:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001266	26970440	XXXX	XX/XX/XXXX 12:37:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001266	26970441	XXXX	XX/XX/XXXX 12:37:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001266	26970442	XXXX	XX/XX/XXXX 12:37:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001266	26970443	XXXX	XX/XX/XXXX 12:37:48 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001266	26970444	XXXX	XX/XX/XXXX 12:37:48 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001266	26970445	XXXX	XX/XX/XXXX 12:40:53 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001266	26970447	XXXX	XX/XX/XXXX 9:35:12 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001266	26970448	XXXX	XX/XX/XXXX 9:37:55 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001266	26970449	XXXX	XX/XX/XXXX 9:39:27 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001275	26970489	XXXX	XX/XX/XXXX 4:09:07 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001275	26970490	XXXX	XX/XX/XXXX 4:09:07 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001275	26970491	XXXX	XX/XX/XXXX 4:09:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001275	26970492	XXXX	XX/XX/XXXX 4:09:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001275	26970493	XXXX	XX/XX/XXXX 4:09:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001275	26970494	XXXX	XX/XX/XXXX 4:09:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8001275	26970495	XXXX	XX/XX/XXXX 4:09:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001275	26970496	XXXX	XX/XX/XXXX 4:09:07 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001283	26970568	XXXX	XX/XX/XXXX 1:04:07 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001283	26970569	XXXX	XX/XX/XXXX 1:04:07 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001283	26970570	XXXX	XX/XX/XXXX 1:04:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001283	26970571	XXXX	XX/XX/XXXX 1:04:07 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001333	26970835	XXXX	XX/XX/XXXX 8:43:23 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001333	26970837	XXXX	XX/XX/XXXX 8:48:32 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001333	26970838	XXXX	XX/XX/XXXX 8:48:32 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001333	26970839	XXXX	XX/XX/XXXX 8:48:32 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001333	26970840	XXXX	XX/XX/XXXX 8:48:32 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001333	26970841	XXXX	XX/XX/XXXX 8:48:32 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001333	26970842	XXXX	XX/XX/XXXX 8:48:32 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001333	26970843	XXXX	XX/XX/XXXX 8:48:32 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Ability to Repay not Verified)	Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001333	26970844	XXXX	XX/XX/XXXX 8:48:32 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)	Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001333	26970845	XXXX	XX/XX/XXXX 8:48:32 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)	Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001333	26970846	XXXX	XX/XX/XXXX 8:48:32 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio CSPA Tangible Net Benefit Test	Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001333	26970847	XXXX	XX/XX/XXXX 8:48:32 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001333	26970848	XXXX	XX/XX/XXXX 8:48:32 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001333	26970849	XXXX	XX/XX/XXXX 8:49:21 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001333	26970850	XXXX	XX/XX/XXXX 8:10:04 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001350	26971022	XXXX	XX/XX/XXXX 5:26:15 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001350	26971023	XXXX	XX/XX/XXXX 7:34:37 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance With Cure	RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001354	26971059	XXXX	XX/XX/XXXX 11:14:42 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001354	26971061	XXXX	XX/XX/XXXX 11:16:49 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001354	26971062	XXXX	XX/XX/XXXX 11:16:49 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001354	26971063	XXXX	XX/XX/XXXX 11:16:49 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001354	26971064	XXXX	XX/XX/XXXX 11:16:49 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001354	26971065	XXXX	XX/XX/XXXX 11:16:49 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001354	26971066	XXXX	XX/XX/XXXX 11:16:49 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001354	26971067	XXXX	XX/XX/XXXX 11:16:49 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001354	26971068	XXXX	XX/XX/XXXX 11:16:49 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001354	26971069	XXXX	XX/XX/XXXX 11:16:49 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001354	26971070	XXXX	XX/XX/XXXX 3:20:50 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001366	26971300	XXXX	XX/XX/XXXX 12:07:27 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001366	26971301	XXXX	XX/XX/XXXX 12:10:40 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001366	26971302	XXXX	XX/XX/XXXX 12:10:40 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001366	26971303	XXXX	XX/XX/XXXX 12:10:40 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS does not match NMLS	Unable to test Loan Originator Organization match due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001366	26971304	XXXX	XX/XX/XXXX 12:10:40 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001366	26971305	XXXX	XX/XX/XXXX 12:10:40 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001366	26971306	XXXX	XX/XX/XXXX 12:10:40 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001366	26971307	XXXX	XX/XX/XXXX 12:10:40 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Unable to test Individual Loan Originator NMLSR status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001366	26971308	XXXX	XX/XX/XXXX 12:10:40 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001366	26971309	XXXX	XX/XX/XXXX 12:10:40 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001366	26971310	XXXX	XX/XX/XXXX 12:10:40 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001411	26971575	XXXX	XX/XX/XXXX 1:03:13 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001411	26971576	XXXX	XX/XX/XXXX 1:03:13 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001411	26971577	XXXX	XX/XX/XXXX 1:03:13 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001411	26971578	XXXX	XX/XX/XXXX 1:03:13 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001411	26971579	XXXX	XX/XX/XXXX 1:03:13 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001411	26971580	XXXX	XX/XX/XXXX 1:03:13 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001411	26971581	XXXX	XX/XX/XXXX 1:03:13 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001411	26971582	XXXX	XX/XX/XXXX 1:03:13 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001411	26971583	XXXX	XX/XX/XXXX 1:03:13 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001411	26971584	XXXX	XX/XX/XXXX 1:03:13 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL APR Under/Over Disclosed By Greater Than XX%	Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001411	26971585	XXXX	XX/XX/XXXX 1:03:13 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $315,848.91 is underdisclosed from calculated Finance Charge of $350,152.56 in the amount of $34,303.65.	Under disclosure is due to the lender not including the monthly MI in the payment stream.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001411	26971586	XXXX	XX/XX/XXXX 1:03:13 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001413	26971592	XXXX	XX/XX/XXXX 6:57:55 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001413	26971593	XXXX	XX/XX/XXXX 6:57:55 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001413	26971594	XXXX	XX/XX/XXXX 6:57:55 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001483	26971874	XXXX	XX/XX/XXXX 11:56:10 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001487	26971877	XXXX	XX/XX/XXXX 2:44:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001487	26971878	XXXX	XX/XX/XXXX 2:44:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001487	26971879	XXXX	XX/XX/XXXX 2:44:30 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001487	26971880	XXXX	XX/XX/XXXX 2:44:30 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Unable to test the Escrow Payment on the Final TIL due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001487	26971881	XXXX	XX/XX/XXXX 2:15:59 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001487	26971882	XXXX	XX/XX/XXXX 2:15:59 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001522	26972060	XXXX	XX/XX/XXXX 7:57:11 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: Interest rate available through date not provided.	GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001522	26972061	XXXX	XX/XX/XXXX 8:03:55 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001522	26972062	XXXX	XX/XX/XXXX 8:03:55 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001522	26972063	XXXX	XX/XX/XXXX 8:03:55 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001522	26972064	XXXX	XX/XX/XXXX 8:03:55 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001522	26972065	XXXX	XX/XX/XXXX 8:34:14 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001532	26972101	XXXX	XX/XX/XXXX 7:51:58 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Loan amount on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972102	XXXX	XX/XX/XXXX 7:52:04 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Loan term on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972103	XXXX	XX/XX/XXXX 7:52:12 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Principal, interest and MI payment on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972104	XXXX	XX/XX/XXXX 7:52:20 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Interest rate on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972105	XXXX	XX/XX/XXXX 7:52:28 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your interest rate rise question on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972106	XXXX	XX/XX/XXXX 7:52:35 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your loan balance rise question on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972107	XXXX	XX/XX/XXXX 7:52:41 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972108	XXXX	XX/XX/XXXX 7:52:50 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Prepayment penalty question on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972109	XXXX	XX/XX/XXXX 7:52:58 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Balloon term question on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972110	XXXX	XX/XX/XXXX 7:53:06 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Escrow question on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972111	XXXX	XX/XX/XXXX 8:08:01 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972112	XXXX	XX/XX/XXXX 8:08:01 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972113	XXXX	XX/XX/XXXX 8:08:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972114	XXXX	XX/XX/XXXX 8:08:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972115	XXXX	XX/XX/XXXX 8:08:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972116	XXXX	XX/XX/XXXX 8:08:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Interest Rate on Final HUD-1 Inaccurate	Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972117	XXXX	XX/XX/XXXX 8:08:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final HUD-1 Inaccurate	Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972118	XXXX	XX/XX/XXXX 8:08:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Term on Final HUD-1 Inaccurate	Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972119	XXXX	XX/XX/XXXX 8:08:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate	Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972120	XXXX	XX/XX/XXXX 8:08:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972121	XXXX	XX/XX/XXXX 8:08:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972122	XXXX	XX/XX/XXXX 8:08:01 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972123	XXXX	XX/XX/XXXX 8:08:01 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Disclosure Not In File	Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972124	XXXX	XX/XX/XXXX 8:08:01 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided)	Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972125	XXXX	XX/XX/XXXX 8:08:01 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Ability to Repay Not Verified	Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972126	XXXX	XX/XX/XXXX 8:08:01 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972127	XXXX	XX/XX/XXXX 8:08:01 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001532	26972128	XXXX	XX/XX/XXXX 8:21:03 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001563	26972282	XXXX	XX/XX/XXXX 7:47:53 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001563	26972283	XXXX	XX/XX/XXXX 7:48:31 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001563	26972284	XXXX	XX/XX/XXXX 7:53:11 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001563	26972285	XXXX	XX/XX/XXXX 7:53:11 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001563	26972286	XXXX	XX/XX/XXXX 7:53:11 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001563	26972287	XXXX	XX/XX/XXXX 7:53:11 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001563	26972288	XXXX	XX/XX/XXXX 7:53:11 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001563	26972289	XXXX	XX/XX/XXXX 7:53:11 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001563	26972290	XXXX	XX/XX/XXXX 7:53:11 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001563	26972291	XXXX	XX/XX/XXXX 7:53:11 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001563	26972292	XXXX	XX/XX/XXXX 7:53:11 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001563	26972293	XXXX	XX/XX/XXXX 7:53:11 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001563	26972295	XXXX	XX/XX/XXXX 9:26:13 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001571	26972327	XXXX	XX/XX/XXXX 8:30:20 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001571	26972328	XXXX	XX/XX/XXXX 8:30:20 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001593	26972486	XXXX	XX/XX/XXXX 2:35:52 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001593	26972487	XXXX	XX/XX/XXXX 2:41:47 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001593	26972488	XXXX	XX/XX/XXXX 2:41:47 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001593	26972489	XXXX	XX/XX/XXXX 2:41:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001593	26972490	XXXX	XX/XX/XXXX 2:41:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001593	26972491	XXXX	XX/XX/XXXX 2:41:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001593	26972492	XXXX	XX/XX/XXXX 2:41:47 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $107,667.70 is underdisclosed from calculated Finance Charge of $107,905.50 in the amount of $237.80.	Under disclosure due to lender did not include rate lock fee paid POC as a prepaid finance charge								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001593	26972493	XXXX	XX/XX/XXXX 5:02:37 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 801) With Cure	RESPA (2010): 0% tolerance violation for 801 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001593	26972494	XXXX	XX/XX/XXXX 5:02:37 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) With Cure	RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001637	26972587	XXXX	XX/XX/XXXX 3:08:38 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001637	26972588	XXXX	XX/XX/XXXX 3:08:38 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001637	26972589	XXXX	XX/XX/XXXX 3:08:38 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001637	26972590	XXXX	XX/XX/XXXX 3:08:38 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001637	26972591	XXXX	XX/XX/XXXX 3:08:38 PM	Compliance	Compliance	State Compliance	Misc. State Level	Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)	Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001637	26972592	XXXX	XX/XX/XXXX 5:25:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001768	26973770	XXXX	XX/XX/XXXX 8:52:50 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001768	26973771	XXXX	XX/XX/XXXX 8:52:50 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001768	26973772	XXXX	XX/XX/XXXX 8:52:50 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001768	26973773	XXXX	XX/XX/XXXX 8:52:50 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001768	26973774	XXXX	XX/XX/XXXX 8:52:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001768	26973775	XXXX	XX/XX/XXXX 8:52:50 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002062	26973871	XXXX	XX/XX/XXXX 7:52:58 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002062	26973872	XXXX	XX/XX/XXXX 7:54:52 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002062	26973873	XXXX	XX/XX/XXXX 7:54:52 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8002097	26973885	XXXX	XX/XX/XXXX 11:01:26 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002097	26973886	XXXX	XX/XX/XXXX 11:01:26 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002097	26973887	XXXX	XX/XX/XXXX 11:01:26 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002097	26973888	XXXX	XX/XX/XXXX 11:01:26 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002274	26974329	XXXX	XX/XX/XXXX 10:49:47 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001783	27698568	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001783	27698569	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001783	27698570	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001776	27758145	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001776	27758148	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001776	27758149	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001776	27758153	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001776	27758220	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001776	27758222	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001776	27758223	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001778	27733663	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001778	27733664	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001778	27733666	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001778	27733667	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001778	27733669	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001778	27733678	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001795	27735542	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001795	27735543	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001795	27735544	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001795	27735614	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001775	27763511	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001775	27763512	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001775	27763513	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001775	27763514	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	Unable to determine if the borrower received a list of service providers due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001775	27763515	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001773	27764905	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001773	27764906	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	Massachusetts Late Charge Percent Testing	Massachusetts Late Charge: Note late charge percent of XX% exceeds the state maximum of 3%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001773	27826549	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001773	27826550	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001770	27746681	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001769	27733708	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001769	27733709	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001769	27733710	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified)	Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001784	27733375	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001784	27733377	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001784	27733379	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001764	27819882	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001764	27819883	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002276	27720706	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002276	27720710	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 802) Without Cure	RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8002276	27720711	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8002276	27720712	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) Without Cure	RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8002276	27720713	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002276	27720714	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002276	27720715	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	Unable to determine if the initial escrow account statement is compliant based on missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				Yes
XXXX	XXXX	XXXX	8002276	27720720	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002276	27720762	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002276	27720763	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001759	27698691	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001759	27698693	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001759	27698694	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001759	27698695	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001759	27698696	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001759	27698697	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001762	27701062	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001762	27701063	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001762	27701064	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 801) Without Cure	RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001762	27701065	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001762	27701066	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001758	27717798	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)	Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001763	27720370	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001756	27717344	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final HUD-1 Inaccurate	RESPA (2010): Loan Amount on Final HUD-1 does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001756	27717345	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $324,050.20 is underdisclosed from calculated Finance Charge of $324,178.20 in the amount of $128.00.	TIL itemization did not disclose the subordination fees of $150 and $53 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001753	27708116	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B		B				Yes
XXXX	XXXX	XXXX	8001753	27708159	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001752	27704338	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001766	27735198	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001766	27735199	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001766	27735200	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001766	27735201	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001766	27735202	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001766	27735203	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001766	27735204	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002275	27723657	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002275	27723658	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002275	27723659	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002275	27723660	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 802) With Cure	RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				Yes
XXXX	XXXX	XXXX	8002275	27723662	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) With Cure	RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				Yes
XXXX	XXXX	XXXX	8002275	27723663	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002275	27723664	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)	Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002275	27723665	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement)	Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002275	27723666	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002275	28003406	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8002271	27819145	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002271	27819146	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002271	27819147	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002271	27819148	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002271	27819149	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002271	27819150	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002271	27819151	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002271	27819152	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002271	27819153	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002271	27819154	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001750	27779950	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001747	27701080	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001747	27701083	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001747	27701085	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001747	27701087	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $144,510.46 is underdisclosed from calculated Finance Charge of $145,125.47 in the amount of $615.01.	Under disclosed in fees. HUD reflects a lump sum credit from lender of $1,006.20 on page 1. Breakdown of how the credit is applied not provided.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001747	27784548	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001741	27733312	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001741	27733314	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001741	27733334	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001748	27723934	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001748	27723935	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001748	27723936	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001737	27702320	XXXX	XX/XX/XXXX 9:09:20 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001737	27715760	XXXX	XX/XX/XXXX 9:09:20 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001737	27715761	XXXX	XX/XX/XXXX 9:09:20 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001740	27702883	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001740	27702884	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001740	27702886	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001740	27702927	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Disclosure Not In File	Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001740	27702928	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Ability to Repay Not Verified	Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001740	27784436	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001739	27722107	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001742	27820244	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001749	27701432	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001743	27780042	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Loan term on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001743	27780046	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Principal, interest and MI payment on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001743	27780047	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Interest rate on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001745	27700939	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001745	27700942	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001745	27700943	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001735	27720181	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001735	27720242	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001735	27784183	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001735	27784184	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001735	27784185	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001738	27700753	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001738	27700754	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001738	27700755	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	Unable to determine if the borrower received a list of service providers due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001724	27720969	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001724	27720970	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001724	27720971	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001723	27788699	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001723	27788700	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001723	27788701	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001723	27788702	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001733	27723758	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001733	27723759	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001733	27723760	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001733	27723761	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001733	27723762	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001733	27723763	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001733	27723764	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Ability to Repay not Verified)	Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001733	27723765	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely)	Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001733	27723766	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)	Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001733	27723767	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001729	27713546	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001729	27715414	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001728	27717748	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001728	27717751	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001728	27717752	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001728	27717754	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001728	27717863	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001728	27717864	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001728	27763873	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001722	27788370	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001722	27820238	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8001730	27823727	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001730	27823728	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001718	27777731	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001718	27777736	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001718	27786831	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001718	27786832	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001718	27786833	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001705	27854829	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001704	27746896	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001704	27746897	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001704	27746898	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001704	27746899	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001704	27746900	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001707	27792079	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001707	27930460	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001719	27777630	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001714	27723639	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001714	27723647	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001714	27723648	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001714	27723649	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001714	27723650	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001714	27723651	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001714	27723652	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001714	27723653	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001714	27723654	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001715	27728824	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001715	27728850	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001716	27820030	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001716	27820031	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001716	27820032	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001716	27820033	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001716	27820034	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Disclosure Not In File	Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001716	27820035	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Maryland Ability to Repay Not Verified	Maryland SB270: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001716	27820036	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002268	27786893	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002268	27786899	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002268	27786927	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002268	27786928	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002268	27786929	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002268	27786930	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002268	27786931	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8002268	27786932	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002268	27786933	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002268	27786936	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002268	27786937	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002268	27786938	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001699	27886090	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C		C				No
XXXX	XXXX	XXXX	8001699	27886092	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C		C				No
XXXX	XXXX	XXXX	8001699	27886093	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C		C				No
XXXX	XXXX	XXXX	8001699	27886098	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	New Jersey Home Loan (Late Charge)	New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C		C				No
XXXX	XXXX	XXXX	8001699	27929790	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C		C				No
XXXX	XXXX	XXXX	8001699	27929791	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C		C				No
XXXX	XXXX	XXXX	8001699	27929792	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		C		C				No
XXXX	XXXX	XXXX	8001706	27790759	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001706	27790760	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001706	27790761	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001706	27790777	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001706	27790778	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001703	27701643	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001703	27701644	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001703	27701645	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001703	27701646	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001703	27713046	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001703	27713052	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001698	27822869	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001698	27822870	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001698	27822871	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001698	27822872	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001698	27822873	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001698	27822874	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001702	27829992	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001696	27699169	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001696	27699170	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001696	27699171	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001721	27702545	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate	RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001721	27702548	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $204,879.02 is underdisclosed from calculated Finance Charge of $205,204.02 in the amount of $325.00.	TIL itemization did not disclose a recording service fee of $30, a release tracking fee of $120 and a signing fee of $175 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001721	27713171	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001686	27700587	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001686	27700588	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001692	27791019	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001692	27791020	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001692	27791022	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001692	27791023	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final HUD-1 Inaccurate	RESPA (2010): Loan Amount on Final HUD-1 does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001692	27791024	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate	RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001692	27791025	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001692	27791026	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001692	27791027	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Ability to Repay Not Verified	Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001700	27987181	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B		B				No
XXXX	XXXX	XXXX	8001690	27716219	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001690	27716318	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001690	27716319	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001690	27716320	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001690	27716321	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001690	27716323	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001713	27789446	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001713	27789447	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001713	27789448	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001713	27939848	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001684	27721265	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001693	27928966	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 802) With Cure	RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001693	27928967	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) With Cure	RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001685	27786557	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001685	27786558	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001685	27786559	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001685	27786560	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001685	27786561	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001685	27786564	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001685	27786565	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001685	27786566	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001685	27786567	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001685	27786568	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001685	27827801	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001685	27827802	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002267	27722741	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002267	27722742	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002267	27722744	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002267	27722745	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002267	27722746	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002267	27722750	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002267	27722759	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002267	27722760	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002267	28003073	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 802) With Cure	RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8001695	27704780	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001695	27704783	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001680	27693420	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001680	27693424	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001680	27693426	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $88,673.62 is underdisclosed from calculated Finance Charge of $89,534.13 in the amount of $860.51.	TIL Itemization did not disclose a XXX Subordination request fee of $100 & Service Charge of $760.51 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001701	27812445	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001701	27812446	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001701	27812447	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001701	27812449	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001701	27812450	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001701	27812451	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001701	27812452	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001701	27812453	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001701	27812454	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001701	27812455	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001701	27812456	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001701	27812457	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001701	27812458	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001701	27812460	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The Discounted Interest Rate change date on the Final TIL does not match the discounted interest change date for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001701	27812461	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001701	27812462	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001701	27930179	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001683	27789132	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001683	27789133	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001683	27827739	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001674	27733227	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001674	27733228	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001674	27733230	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001674	27733246	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)	Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001674	27733247	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001674	27733248	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001674	27763405	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001697	27779218	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001697	27779219	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001672	27831812	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002265	27788441	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002265	27788445	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002265	27788449	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002265	27788450	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002265	27788556	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8002265	27788557	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001673	27788462	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001673	27788509	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001673	27788513	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001673	27788514	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001677	27789349	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Loan amount on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001677	27789351	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Loan term on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001677	27789352	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Principal, interest and MI payment on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001677	27789355	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Interest rate on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001677	27789356	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your interest rate rise question on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001677	27789357	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your loan balance rise question on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001677	27789360	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001677	27789361	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Prepayment penalty question on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001677	27789362	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Balloon term question on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001677	27789363	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Escrow question on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001677	27790790	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001670	27893222	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001669	27871640	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001664	27794200	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001664	27794222	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001664	27794231	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001664	27827555	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance With Cure	RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001656	27778053	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001656	27778054	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	North Carolina First Lien Late Charge Percent Testing	North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001656	27786877	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001656	27786878	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001656	27786879	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001656	27786880	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	Unable to determine if the borrower received a list of service providers due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001662	27733451	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001662	27763365	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $86,411.92 is underdisclosed from calculated Finance Charge of $86,559.92 in the amount of $148.00.	TIL itemization did not disclose a Document signing fee of $125 as prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001663	27722441	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001663	27722442	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001663	27722443	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001663	27722444	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001663	27722445	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001663	27722446	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001663	27722447	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001663	27722448	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001663	27722449	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001663	27722450	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001665	27702728	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001665	27702773	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001665	27702774	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001665	27702775	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001665	27702776	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001665	27702779	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001665	27702795	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001665	27702820	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001655	27779368	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001655	27779369	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001657	27830377	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001657	27830378	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001657	27830379	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001657	27830380	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	Unable to determine if the borrower received a list of service providers due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001657	27830381	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001651	27735655	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001651	27735669	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001651	27735671	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001651	27735672	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001651	27735673	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001651	27735674	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $250,871.63 is underdisclosed from calculated Finance Charge of $252,593.88 in the amount of $1,722.25.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001644	27788945	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001644	27788946	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001644	27788948	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001644	27788949	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001644	27788950	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001644	27788952	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $207,715.73 is underdisclosed from calculated Finance Charge of $209,540.73 in the amount of $XXX.	Unable to determine under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001644	27827313	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001644	27827314	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001636	27789323	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001636	27789326	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001636	27789330	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001636	27789331	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001636	27789333	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001634	27721990	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001634	27721997	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001634	27721998	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001634	27722015	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001634	27722016	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001634	27763198	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001645	27885632	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001645	27885634	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001645	27885635	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001645	27885636	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001645	27885638	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001645	27885647	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001645	27885657	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001645	27885684	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Disclosure Not Compliant	Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002264	27778351	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002264	27778367	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002264	27778372	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002264	27778373	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002264	27778374	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002264	27778375	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002264	27778387	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002264	27778389	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001642	27700214	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001642	27700216	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001642	27700219	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	D		D				No
XXXX	XXXX	XXXX	8001642	27700220	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001642	27700221	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001642	27700232	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001642	27700233	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001629	27789043	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001629	27789044	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001629	27789045	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001629	27789046	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001629	27789047	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance With Cure	RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001632	27705719	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001632	27705720	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001632	27705722	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001632	27705723	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001632	27705724	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001632	27705725	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)	Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001632	27705726	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement)	Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001627	27723073	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001627	27723074	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001627	27723075	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001627	27723076	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001627	27723077	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $136,690.68 is underdisclosed from calculated Finance Charge of $136,740.68 in the amount of $50.00.	TIL Itemization did not disclose the $50 Recording Service Fee in the Prepaid Finance Charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001627	27763063	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001613	27720423	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001613	27720424	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001613	27720426	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001613	27720428	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001613	27720431	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $77,024.64 is underdisclosed from calculated Finance Charge of $77,897.81 in the amount of $873.17.	TIL itemization did not disclose a Title Service fee of $872.72 as prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001613	27720432	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001611	27788665	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001626	27777832	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $48,907.43 is underdisclosed from calculated Finance Charge of $49,452.97 in the amount of $545.54.	Unable to determine under disclosure due to missing Itemization of Amount Financed								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001626	27777834	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001626	27777835	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001620	27778007	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $128,288.86 is underdisclosed from calculated Finance Charge of $130,329.89 in the amount of $2,041.03.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001620	27778008	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001620	27778010	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance With Cure	RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001620	27778012	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)	Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001620	27814039	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001620	27825989	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002262	27720061	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002262	27720125	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002262	27720126	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002262	27720127	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002262	27720128	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002262	27720129	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002262	27720130	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002262	27720131	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002262	27720132	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002262	27720133	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002262	27720134	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002262	27720136	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002262	27720137	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002262	27720139	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002262	28002414	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: An escrow account is disclosed on page 3 of the HUD and escrow types were not identified.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002262	28002424	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final HUD-1 Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001612	27792140	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001612	27792141	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001612	27792142	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001612	27792143	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001612	27792144	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001625	27826928	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001625	27826929	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $80,889.69 is underdisclosed from calculated Finance Charge of $81,374.66 in the amount of $484.97.	TIL itemization does not disclose a recording service fee of $465.00 or NYS Sales Tax of $19.97 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001621	27788906	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001621	27788908	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001608	27788927	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001608	27788929	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001589	27703764	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001589	27703765	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001589	27703766	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001589	27703767	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001589	27703768	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001589	27703769	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001589	27703770	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001589	27703771	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001589	27703772	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001589	27703773	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001589	27703774	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001589	27703775	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001597	27787909	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001597	27787910	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001597	27787911	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001597	27787912	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $32,775.41 is underdisclosed from calculated Finance Charge of $32,963.48 in the amount of $188.07.	TIL Itemization does not disclose the $5.25 Flood Cert Fee, $375 Settlement Fee, the $77.82 in Prepaid Int, or the $80 Tax Service Fee, in the Prepaid Finance Charges, It does list $350 Origination fee, of which the HUD verifies was credited by the Lender.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001585	27792152	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001585	27792153	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Federal LO Compensation Dual Compensation Pre-Dodd Frank Test	Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001585	27792154	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001585	27792155	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001585	27792157	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001585	27792158	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001585	27826198	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001585	27826199	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001585	27826200	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001585	27826201	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001595	27777761	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	Unable to determine if the borrower received a list of service providers due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001595	27777762	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001595	27777763	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	Mississippi Late Charge Percent and Amount Testing > $100,000	Mississippi Late Charge: Note late charge of XX% exceeds state maximum of 4% or $5, whichever is greater.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001604	27812101	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001604	27812102	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001604	27812103	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001604	27812106	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $44,371.08 is underdisclosed from calculated Finance Charge of $44,864.85 in the amount of $493.77.	Unable to determine reason for under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001604	27812107	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001586	27765357	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001586	27765358	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001586	27765360	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8001586	27765362	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001587	27765803	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001587	27813764	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	Unable to determine HUD Settlement Booklet was provided due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001605	27789211	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001605	27789212	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001605	27789214	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001605	27789215	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001605	27789216	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001605	27789217	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001602	27699948	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001602	27699949	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001602	27699950	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001602	27699951	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001602	27699952	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001602	27699953	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001602	27699954	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001602	27699956	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001602	27699957	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001602	27699958	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001602	27712176	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001628	27813790	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001628	27813791	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001628	27813792	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001628	27813793	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001588	27844377	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001588	27844380	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001588	27844381	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001588	27844383	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Ability to Repay not Verified)	Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001588	27844384	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)	Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001588	27844385	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)	Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001588	27844386	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)	Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001582	27788367	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B		B				Yes
XXXX	XXXX	XXXX	8001582	27788368	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001582	27788369	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $180,716.91 is underdisclosed from calculated Finance Charge of $181,260.35 in the amount of $543.44.	Unable to determine under disclosure due to missing itemization of amount financed								3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001607	27812907	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001607	27812908	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001598	27779041	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001598	27779042	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001598	27779043	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001598	27779108	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001581	27777908	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001581	27777909	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001581	27777910	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001581	27777911	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001583	27819553	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B		B				Yes
XXXX	XXXX	XXXX	8001583	27819554	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001583	27841730	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001596	27777585	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001596	27777586	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001596	27777587	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001596	27777588	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001596	27777589	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001596	27777590	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 802) With Cure	RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				Yes
XXXX	XXXX	XXXX	8001596	27777591	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) With Cure	RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				Yes
XXXX	XXXX	XXXX	8001596	27777592	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001596	27777593	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Defect	South Carolina CHL Complaint Agency Disclosure Timing Test	South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001594	27823414	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001594	27823415	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001570	27822889	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001570	27822890	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001570	27822891	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001570	27822892	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001570	27822904	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001570	27822905	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001570	27822906	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $67,649.17 is underdisclosed from calculated Finance Charge of $67,715.37 in the amount of $66.20.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002260	27887366	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B		B				Yes
XXXX	XXXX	XXXX	8002260	27887367	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8002260	27887368	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002260	27887369	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002260	27887371	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002260	27887372	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002260	27887374	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001564	27717238	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001564	27717242	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001564	27717243	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001564	27717244	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001566	27873115	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001566	27873116	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001566	27873117	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001566	27873118	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001566	27873119	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided)	Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001566	27873120	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001566	27873121	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001566	27873127	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001566	27873132	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001566	27914092	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001566	27914093	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001566	27914094	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001577	27822679	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001577	27822680	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing Material	Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001577	27822681	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001577	27822682	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001577	27822684	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001577	27822685	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001561	27721102	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001561	27721103	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001561	27721104	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001561	27721110	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001560	27703914	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001560	27703918	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001560	27703919	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001560	27711667	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001569	27823474	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001569	27823475	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001569	27823476	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001569	27823477	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001569	27823480	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001565	27823074	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001565	27823075	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001565	27823077	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001565	27823078	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Disclosure Not In File	Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001565	27823079	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)	Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001565	27823080	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Ability to Repay Not Verified	Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001565	27918741	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001568	27814306	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002258	27788199	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002258	27788222	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002258	27788223	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002258	27788224	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002258	27788225	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002258	27788226	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				Yes
XXXX	XXXX	XXXX	8002258	27788227	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002258	27788228	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002258	27788229	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002258	27788230	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002258	27788231	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001553	27724664	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001553	27724665	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001553	27724666	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001553	27724667	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001553	27724668	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001553	27724669	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001553	27724670	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001553	27724671	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001553	27724672	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001553	27724673	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001553	27724674	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001553	27762582	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002259	27812148	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002259	27812149	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002259	27812150	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002259	27812152	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002259	27812153	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002259	27812154	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001567	27777658	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001567	27777660	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001567	27777661	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001556	27816435	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001556	27816436	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001556	27816437	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001556	27816438	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001556	27816439	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001555	27812406	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001555	27812409	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001555	27812413	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001555	27812414	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001555	27812416	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001555	27812925	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001551	27813771	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001551	27813773	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001551	27813774	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001551	27813775	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001551	27813777	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001551	27813778	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001551	27813781	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $172,068.38 is underdisclosed from calculated Finance Charge of $173,552.13 in the amount of $1,483.75.	Unable to determine under disclosure due to missing TIL itemization of amount financed								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001557	27780050	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	Unable to determine if the borrower received a list of service providers due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001557	27780051	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001554	27818930	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001554	27818931	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001540	27813330	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001540	27813331	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001540	27813332	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001543	27816466	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001543	27816469	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001543	27816471	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001545	27818940	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001545	27818942	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001545	27818996	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001545	27818998	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001545	27818999	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001545	27819000	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001545	27819001	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001545	27819002	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001545	27819004	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001545	27819006	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Third Circuit)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001544	27819639	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001550	27811806	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001550	27811812	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001550	27811820	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001550	27811821	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001550	27811822	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001550	27811823	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001550	27811824	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001550	27811825	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001550	27811826	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001550	27811827	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001550	27811828	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001550	27811829	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001550	27811830	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001550	27811831	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001550	27811832	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)	Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001550	27811833	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement)	Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001550	27811834	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001550	27811835	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001550	27811876	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $86,359.70 is underdisclosed from calculated Finance Charge of $86,772.73 in the amount of $413.03.	Unable to determine under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001552	27814252	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001552	27814254	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001548	27719444	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001548	27719447	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001537	27812270	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001537	27812271	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001537	27812272	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001537	27812273	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001537	27825529	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001546	27813819	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001546	27813821	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001546	27813822	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001546	27813823	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001546	27813846	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001546	27813847	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001527	27778158	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001527	27778159	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001527	27778161	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided)	Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001527	27778162	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed)	Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not signed by borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001527	27778163	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Ability to Repay Not Verified	Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001530	27812972	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001530	27812975	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001530	27812981	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001530	27812982	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001530	27812989	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001530	27812990	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001542	27717722	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001542	27717905	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001542	27717906	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001542	27717907	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate	RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001542	27717908	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	Unable to determine if the borrower received a list of service providers due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001542	27717909	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001525	27825127	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001526	27816400	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001526	27816406	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001526	27816407	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001521	27812642	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001521	27812657	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001521	27812658	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001521	27812660	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $203,120.22 is underdisclosed from calculated Finance Charge of $203,303.21 in the amount of $182.99.	Unable to determine reason for under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001521	27812688	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001521	27812702	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001521	27812703	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001521	27825008	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001521	27825009	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002256	27814761	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002256	27814762	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002256	27814763	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002256	27814764	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002256	27814765	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002256	27814766	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002256	27814767	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002256	27814768	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002256	27814769	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002256	27814781	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001513	27703988	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001524	27723241	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001524	27723242	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001524	27723243	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Interest Rate on GFE Inaccurate	RESPA (2010): Interest Rate on GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001524	27723244	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002255	27723920	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002255	27723927	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002255	27723929	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002255	27723930	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002255	27723931	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002255	27723932	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002255	27723940	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001512	27827599	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001512	27827602	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001512	27827603	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001512	27827604	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001512	27918830	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001511	27723819	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001511	27723820	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001511	27723821	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001511	27723822	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001511	27723823	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001511	27723828	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001511	27723829	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $60,863.06 is underdisclosed from calculated Finance Charge of $61,386.40 in the amount of $523.34.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001511	27723830	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001511	27723879	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001511	27744821	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001511	27744822	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001511	27744823	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001515	27778293	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.	Disclosure provided XX/XX/XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001534	27700370	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001534	27700372	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001534	27700373	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001534	27710595	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002254	27698595	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001509	27824748	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001509	27824751	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001509	27824752	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B		B				Yes
XXXX	XXXX	XXXX	8001509	27824756	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001509	27824757	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001509	27824758	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001509	27824769	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001505	27701078	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001508	27812054	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001508	27812057	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001508	27812059	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001508	27824842	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001510	27812125	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001510	27812126	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001510	27812127	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001510	27812128	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Disclosure Not Compliant	Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001510	27812129	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)	Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001510	27812130	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Ability to Repay Not Verified	Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001510	27812131	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $179,637.81 is underdisclosed from calculated Finance Charge of $180,799.65 in the amount of $1,161.84.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001502	27705114	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001502	27705115	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001502	27705116	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001502	27705117	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001502	27705118	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001502	27705119	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001502	27705121	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001502	27705123	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001502	27705124	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001502	27705126	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001502	27705127	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001502	27705129	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001502	27705130	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $138,800.82 is underdisclosed from calculated Finance Charge of $139,437.62 in the amount of $636.80.	TIL Itemization did not disclose an CPL fee $75, Flood Fee $10, Settlement fee $200, State policy fee $3, Tax service fee $85, Title courier fee $25 as prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001502	27762239	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001499	27704395	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001499	27704399	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001499	27704400	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001499	27704401	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001497	27746950	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001497	27746951	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001497	27746953	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B		B				Yes
XXXX	XXXX	XXXX	8001497	27746954	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001497	27746955	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001497	27746956	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001497	27746957	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001497	27746959	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001500	27829295	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001500	27829296	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001500	27829297	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001500	27913838	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001495	27734365	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001495	27734366	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001495	27734367	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001501	27837842	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001501	27837843	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001501	27837844	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001501	27837845	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance With Cure	RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001501	27837846	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001504	27735625	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $343,115.35 is underdisclosed from calculated Finance Charge of $344,115.75 in the amount of $1,000.40.	TIL Itemization did not disclose $872.00 Title Service Charge & $125.00 Assignment Recording Fee as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001498	27838431	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001498	27838432	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001498	27838433	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001498	27838434	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001498	27838435	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001498	27838436	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001498	27913828	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001477	27720976	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001477	27720977	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001477	27720979	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001477	27720980	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001477	27720981	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001477	27720982	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $128,532.64 is underdisclosed from calculated Finance Charge of $128,763.08 in the amount of $230.44.	TIL itemization did not disclose an Underwriting fee of $250 as prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001484	27777724	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001484	27777725	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001484	27777726	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001484	27777727	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001484	27777728	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001484	27777729	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001484	27813434	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001485	27778247	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001485	27778248	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001485	27778249	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001485	27778258	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001485	27778259	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001481	27840178	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001481	27840179	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001481	27840181	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002251	27691479	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002251	27691480	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002251	27691483	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002251	27691484	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002251	27691485	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002251	27691486	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8002251	27691487	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002251	27691488	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA - Introductory Escrow Payment Inaccurate	Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002251	27691489	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002251	27691491	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001478	27841540	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001461	27761948	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001471	27778444	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001471	27778445	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001471	27778446	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001471	27778447	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001471	27778448	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001471	27778449	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001471	27778450	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001471	27778451	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001471	27778452	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001462	27778617	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001462	27819273	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001463	27779529	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001474	27840394	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001460	27840082	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001465	27814863	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001465	27814864	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001465	27814865	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001465	27814866	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				Yes
XXXX	XXXX	XXXX	8001468	27813933	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001468	27814092	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001468	27814093	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001468	27840319	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001453	27702135	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001453	27702139	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001453	27702140	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate	RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001453	27702141	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001453	27702152	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001453	27702153	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001453	27702154	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001457	27701749	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001457	27701750	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001457	27701751	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001457	27701752	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001457	27701753	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001457	27701754	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001457	27701755	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001457	27701756	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001457	27701757	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001457	27701758	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001457	27701759	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001457	27710416	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002249	27701131	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8002249	27701132	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material	Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8002249	27701133	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8002249	27701134	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8002249	27701135	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8002249	27701136	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8002249	27701138	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8002249	27701139	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8002249	27701140	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8002249	27701141	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8002249	27701142	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8002250	27695004	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002250	27695005	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002250	27695006	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002250	27695007	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002250	27695008	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002250	27695009	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002250	27695010	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002250	27695011	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002250	27695012	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002250	27695013	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002250	27695014	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002250	27695015	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate	RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002250	27695016	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002250	27695017	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002250	27695018	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002250	27695019	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001506	27702440	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001506	27702441	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001506	27702442	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001506	27702443	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate	RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001506	27702444	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001458	27717723	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001458	27717724	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001458	27717725	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001458	27717726	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001458	27717727	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001458	27717728	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001458	27717729	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001458	27717730	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 801) Without Cure	RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001458	27717731	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001458	27717732	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001458	27717733	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001458	27717735	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001458	27717736	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001458	27717737	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001442	27889518	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001442	27889519	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001442	27889520	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001442	27889521	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001442	27889522	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001442	27889523	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001442	27889524	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001442	27889525	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001442	27889526	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001442	27889527	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001442	27889528	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $61,822.22 is underdisclosed from calculated Finance Charge of $61,885.79 in the amount of $63.57.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001442	27889530	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001441	27781195	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001441	27785541	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001451	27886977	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001451	27887099	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001451	27887101	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001451	27887102	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001451	27887104	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001451	27887105	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001451	27887112	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001451	27887113	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified)	Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001451	27887114	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Massachusetts MLBR (Missing Data) Document Type Not Provided	Massachusetts Mortgage Lender and Broker Regulations: Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001451	27887115	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001451	27890616	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001451	27890617	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001451	27890640	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File	Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001451	27926537	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001450	27782876	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001450	27782877	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001467	27784557	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001467	27784660	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001467	27784661	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001467	27784662	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001467	27784663	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001467	27784664	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001467	27784665	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001467	27784666	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001467	27784667	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001467	27784675	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001467	27784676	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001467	27784677	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $134,128.98 is underdisclosed from calculated Finance Charge of $134,638.04 in the amount of $509.06.	Unable to determine underdisclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001467	27784683	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.	Disclosure dateXX/XX/XXXX, initial applicaiton dateXX/XX/XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001444	27782786	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	Unable to determine if the borrower received a list of service providers due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001444	27782787	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001444	27782788	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $149,783.25 is underdisclosed from calculated Finance Charge of $149,858.55 in the amount of $75.30.	TIL itemization did not disclose the closing protection fee of $75 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001444	27782789	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001443	27783522	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001443	27783524	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001433	27831930	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001439	27819965	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001439	27819969	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001438	27885552	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001438	27885553	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001438	27885554	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001438	27885555	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001438	27885556	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001438	27885652	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001438	27885653	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001449	27785397	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001449	27785398	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	Unable to determine if the borrower received a list of service providers due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001440	27819330	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001440	27819332	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001447	27887451	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001437	27704394	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001429	27784515	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001429	27784516	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001429	27784517	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001429	27784518	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001429	27784519	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001429	27784521	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001429	27784522	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001429	27784523	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	Unable to determine HUD Settlement Booklet was provided due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001429	27784524	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $238,066.11 is underdisclosed from calculated Finance Charge of $239,416.93 in the amount of $1,350.82.	TIL Itemization did not disclose $25 Closing Protection Letter, $335 Loan Origination Fee, $540 Prepaid Interest Fee, $962 Service Charges Fee, $70 Tax Service Fee and HUD did not disclose $176.54 Assessment Fee as prepaid finance charge								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001434	27785270	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001434	27785271	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001434	27785272	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001434	27785273	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001434	27785274	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001434	27785275	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001434	27785276	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001434	27824185	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001427	27780852	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001427	27780853	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001427	27780854	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001427	27780855	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate	RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001427	27780856	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001422	27819497	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001422	27819498	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001422	27819499	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001422	27819533	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $205,891.28 is underdisclosed from calculated Finance Charge of $206,422.32 in the amount of $531.04.	Unable to determine under disclosure due to missing Itemization of Amount Financed								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001422	27819586	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001422	27819587	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Third Circuit)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002247	27782323	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002247	27782327	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002247	27782361	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002247	27782362	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002247	27782363	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002247	27782364	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002247	27782365	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002247	27782366	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002247	27782367	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002247	27782368	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002247	27782369	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002247	27782372	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002247	27782373	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002247	27782374	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002247	27782375	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002247	27782377	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001426	27819336	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001426	27819387	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001426	27819388	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)	Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001426	27819389	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Colorado MLO Licensing Act - NMLS ID not on 1003	Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001426	27819397	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001419	27784563	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001419	27784568	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001419	27784569	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001419	27784571	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Interest Rate on GFE Inaccurate	RESPA (2010): Interest Rate on GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001419	27784572	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001419	27784573	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001419	27784576	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001419	27784609	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $79,684.15 is underdisclosed from calculated Finance Charge of $80,282.56 in the amount of $598.41.	Unable to determine under disclosure due to missing TIL itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001419	27785191	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001419	27785192	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001419	27824067	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001407	27733517	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001407	27733518	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001407	27733519	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001407	27733521	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001407	27733522	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001407	27733523	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001407	27733524	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $211,645.92 is underdisclosed from calculated Finance Charge of $211,973.60 in the amount of $327.68.	Under-disclosure is fee related. Itemization did not reflect the Title Service fee of $327.68 as a prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001430	27819849	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001430	27819850	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001430	27819851	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance With Cure	RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001430	27819856	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001430	27839731	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001430	27839732	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001417	27694706	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001417	27694709	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001417	27694710	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001417	27694711	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001417	27694955	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)	Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001417	27694956	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)	Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001417	27694957	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001417	27710366	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001415	27710383	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001408	27828423	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001408	27828524	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001408	27828527	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001408	27828528	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001408	27828529	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001408	27828530	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001408	27828531	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001408	27828537	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001408	27918563	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001408	27918564	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001408	27918565	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001404	27812505	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001405	27789294	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001405	27789295	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001405	27830292	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $68,555.71 is underdisclosed from calculated Finance Charge of $68,760.92 in the amount of $205.21.	TIL itemization discloses Origination fee of $940.00 however per HUD the Origination fee is $XXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001405	27913424	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance With Cure	RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001432	27821224	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001432	27821225	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001432	27821226	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001432	27821227	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8001399	27890546	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001399	27890547	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001400	27783556	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001400	27783557	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001420	27820171	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001402	27822711	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001397	27823164	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001397	27823166	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001397	27823167	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001397	27823168	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001397	27823169	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified)	Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001397	27823171	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $122,150.46 is underdisclosed from calculated Finance Charge of $122,226.46 in the amount of $76.00.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001394	27823821	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001394	27823822	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001394	27823823	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001394	27823824	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001394	27823825	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001394	27823826	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001394	27823829	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001392	27825748	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001392	27825749	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001392	27825750	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001392	27825751	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001392	27825752	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001392	27825753	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001392	27825754	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001392	27825760	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001392	27825762	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001392	27825763	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001392	27825764	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001393	27822573	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001393	27822574	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001393	27822575	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS does not match NMLS	Unable to test Loan Originator Organization match due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001393	27822576	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001393	27822577	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001393	27822578	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001393	27822579	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Unable to test Individual Loan Originator NMLSR status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001393	27822580	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001393	27822581	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001393	27822582	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001390	27782135	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Loan amount on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001390	27782139	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Loan term on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001390	27782140	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Principal, interest and MI payment on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001390	27782141	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	(Doc Error) HUD Error: Interest rate on page 3 of the final HUD was not provided.										2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001391	27782931	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001391	27782932	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001391	27782933	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001391	27782934	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001391	27782935	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified)	Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001386	27787092	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001386	27787093	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001386	27787094	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001386	27787095	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001386	27787096	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001386	27787099	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	Unable to determine if the borrower received a list of service providers due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001386	27787104	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001380	27823044	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001380	27838813	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001376	27823461	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001376	27838699	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001376	27838700	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001376	27838701	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001376	27838702	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001381	27722599	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001381	27722600	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001381	27722601	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001381	27722603	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001381	27761697	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001381	27761698	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001378	27812832	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001378	27812833	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001378	27812834	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001378	27812835	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001378	27812836	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	Unable to determine if the borrower received a list of service providers due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001378	27812837	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001378	27812838	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	North Carolina First Lien Late Charge Percent Testing	North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001371	27719079	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001371	27719081	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001371	27719083	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $298,151.30 is underdisclosed from calculated Finance Charge of $298,367.30 in the amount of $216.00.	TIL itemization did not disclose the recording service fee of $25, release tracking fee of $35, subordination processing fee of $100 and subordination recording fee of $56 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001371	27761872	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001374	27823150	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001374	27823151	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001374	27823152	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001374	27838755	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $115,519.27 is underdisclosed from calculated Finance Charge of $117,652.41 in the amount of $2,133.14.	Due to MI variance in payment stream								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001363	27783282	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001364	27784639	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001364	27784640	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001364	27784641	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001364	27784642	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001364	27784643	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001364	27784877	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001364	27784878	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)	Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001364	27784879	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Colorado MLO Licensing Act - NMLS ID not on 1003	Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001362	27825720	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001362	27825721	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided)	Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001359	27781474	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001359	27781477	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001359	27781478	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001359	27781479	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001359	27781480	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001359	27781482	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001359	27812697	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001358	27784941	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001358	27784942	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001370	27780955	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001370	27813093	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001356	27918525	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance With Cure	RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001355	27812780	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001352	27823260	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001352	27823262	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance With Cure	RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001352	27823263	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Disclosure Not Compliant	Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001352	27823264	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)	Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001352	27838506	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001349	27702221	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001349	27702222	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001349	27702223	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001349	27702224	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001349	27702229	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001349	27702293	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001349	27702294	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001349	27702295	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001349	27702297	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001349	27725875	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8001344	27822956	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001344	27822958	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001344	27823123	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001344	27823124	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001344	27823125	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001344	27823127	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001344	27823129	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001344	27823130	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001344	27823132	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001344	27838262	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001344	27838263	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001344	27838264	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001344	27838265	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001344	27838266	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001344	27838268	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001344	27838270	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001343	27823443	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001343	27823444	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001343	27823445	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001343	27823446	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001343	27823447	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001343	27823448	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001343	27823450	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001343	27823452	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001343	27838276	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001343	27838277	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001343	27838278	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001343	27838279	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001343	27838280	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001343	27838281	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001353	27701818	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B		B				Yes
XXXX	XXXX	XXXX	8001353	27701819	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001353	27701820	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001353	27701826	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001353	27701870	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001353	27701871	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001353	27701872	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001353	27701873	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001340	27886006	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001340	27886009	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001336	27822811	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001335	27784771	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001335	27784776	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001335	27784778	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001335	27784919	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001342	27781555	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001342	27781586	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001342	27781616	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001342	27781617	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001342	27781635	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001331	27831627	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001331	27831629	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001328	27784694	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001328	27784697	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001328	27784699	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001328	27784706	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $63,623.46 is underdisclosed from calculated Finance Charge of $63,924.25 in the amount of $300.79.	Unable to determine under disclosure due to missing Itemization of Amount Financed								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001328	27784718	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001328	27784734	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001328	27784736	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001328	27784755	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001328	27784756	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001328	27784760	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001329	27719131	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001329	27719132	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001324	27823053	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001324	27838058	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001327	27822733	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001327	27822734	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001327	27822737	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001327	27822740	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002246	27703708	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002246	27703709	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002246	27998958	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001321	27837375	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001321	27837377	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001321	27837379	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001321	27912777	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001321	27912778	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001321	27912779	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001321	27912781	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001323	27829460	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001323	27829461	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001323	27829462	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001323	27829463	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001323	27912744	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001316	27887975	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001316	27887979	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001316	27887980	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001316	27887982	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001316	27887989	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001316	27888039	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001316	27888040	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001316	27888041	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001317	27823541	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001317	27823543	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001330	27886464	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001330	27886467	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001330	27886469	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001330	27886470	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001330	27886471	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001330	27886472	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001330	27886473	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001330	27886474	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001330	27886476	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001330	27886503	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001311	27822945	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001311	27822954	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001311	27822955	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided)	Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001307	27823687	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B		B				Yes
XXXX	XXXX	XXXX	8001307	27823689	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001307	27823699	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001307	27823724	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001307	27823726	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001310	27733435	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001318	27823754	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001318	27823757	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001308	27831355	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001308	27831375	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001308	27831376	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B		B				Yes
XXXX	XXXX	XXXX	8001308	27831378	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001308	27912658	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001319	27888636	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B		B				Yes
XXXX	XXXX	XXXX	8001319	27888637	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001319	27888638	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001319	27888642	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001319	27888645	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001302	27823209	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001302	27823210	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001302	27823211	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001306	27823889	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B		B				Yes
XXXX	XXXX	XXXX	8001306	27823890	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001306	27823891	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001306	27823892	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001306	27823893	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001299	27823297	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001299	27823300	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001299	27823301	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001299	27823302	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001299	27823303	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001826	27831385	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance With Cure	RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8001826	27831386	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Term on Final HUD-1 Inaccurate	RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001826	27831387	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001826	27831388	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001826	27831389	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001293	27888043	XXXX	XX/XX/XXXX 8:48:41 AM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001293	27888044	XXXX	XX/XX/XXXX 8:48:41 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	D		D				Yes
XXXX	XXXX	XXXX	8001293	27888046	XXXX	XX/XX/XXXX 8:48:41 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001293	27890167	XXXX	XX/XX/XXXX 8:48:41 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing Material	Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001293	27926465	XXXX	XX/XX/XXXX 8:48:41 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $37,358.50 is underdisclosed from calculated Finance Charge of $37,874.09 in the amount of $515.59.	Unable to determine under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	D		D				Yes
XXXX	XXXX	XXXX	8001298	27823776	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B		B				Yes
XXXX	XXXX	XXXX	8001298	27823778	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified)	Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001301	27824019	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001301	27824056	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001301	27824057	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B		B				Yes
XXXX	XXXX	XXXX	8001301	27824058	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001297	27823651	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001297	27823789	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001297	27823791	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001297	27823873	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001297	27823875	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Disclosure Not In File	Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001297	27823876	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)	Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001297	27823877	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Ability to Repay Not Verified	Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001292	27825029	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001292	27825030	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001292	27825032	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)	Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001292	27825036	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001292	27825038	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001294	27733337	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001294	27733338	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001294	27733339	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001294	27733340	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001294	27733344	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $54,606.15 is underdisclosed from calculated Finance Charge of $54,751.15 in the amount of $145.00.	Unable to determine under disclosure due to missing Itemization of Amount Financed								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001294	27733345	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001286	27892948	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001286	27892949	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001286	27892951	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001286	27892952	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	Unable to determine HUD Settlement Booklet was provided due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001286	27892953	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001286	27892954	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001296	27844484	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001296	27844485	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001296	27912525	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001290	27699460	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001290	27699462	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final HUD-1 Inaccurate	RESPA (2010): Loan Amount on Final HUD-1 does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001290	27699562	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001290	27710173	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B		B				Yes
XXXX	XXXX	XXXX	8001290	27710174	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001285	27782332	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001285	27782571	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001285	27782572	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B		B				Yes
XXXX	XXXX	XXXX	8001285	27782573	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001285	27782574	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001285	27782641	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.	Initial application dateXX/XX/XXXX, disclosure dateXX/XX/XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001287	27823546	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001287	27823547	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B		B				Yes
XXXX	XXXX	XXXX	8001287	27823549	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $19,937.99 is underdisclosed from calculated Finance Charge of $20,007.99 in the amount of $70.00.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001288	27823214	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001288	27823215	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B		B				Yes
XXXX	XXXX	XXXX	8001284	27823319	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001284	27823327	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001281	27824361	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001281	27824989	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001281	27824990	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001281	27824991	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001281	27824992	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided)	Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002245	27704266	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8002245	27704267	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8002245	27704268	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8002245	27704269	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8002245	27704270	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8002245	27704271	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8002245	27704272	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8002245	27704273	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8002245	27704274	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8002245	27704275	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8002245	27704276	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8002245	27704277	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8002245	27704280	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8002245	27704281	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001273	27823398	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001276	27785280	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001276	27785281	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001276	27785282	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001274	27781560	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001274	27781563	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B		B				Yes
XXXX	XXXX	XXXX	8001274	27781564	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001274	27781614	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001270	27785046	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001270	27785047	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001270	27785048	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001270	27785049	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001270	27785050	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001270	27785055	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	North Carolina First Lien Late Charge Percent Testing	North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8001270	27785056	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001270	27785102	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8001270	27785103	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001270	27785112	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.	Disclosure date XX/XX/XXXX, initial application date XX/XX/XXXX.								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001268	27822792	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001268	27822793	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001279	27825387	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001279	27825441	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001279	27825443	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001269	27826116	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001269	27826117	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001269	27826120	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001272	27781976	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001272	27781977	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001272	27781978	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001260	27702708	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001260	27702710	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001260	27702712	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001258	27827333	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001258	27827334	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001258	27827335	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001258	27827336	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001258	27827337	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001258	27827338	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely)	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001258	27827339	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)	Unable to test Closing Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001258	27827340	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)	Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001258	27827341	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001258	27827342	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001261	27824600	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001261	27824806	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001261	27824807	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001261	27824808	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001261	27824809	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001261	27824810	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002244	27721311	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002244	27721313	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002244	27721314	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002244	27721316	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002244	27721319	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002244	27721320	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002244	27721322	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8002244	27721323	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001257	27825174	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001257	27825175	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001259	27825191	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001259	27825192	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001259	27825193	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate	RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001259	27825199	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001259	27825201	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $195,368.82 is underdisclosed from calculated Finance Charge of $195,593.82 in the amount of $225.00.	Under-disclosure is fee related sourced to the Itemization reflecting the Title Settlement Fee as $250, however it is reflected as $475 within the Final HUD.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001259	27825282	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001259	27825283	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001251	27824904	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001251	27824905	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001251	27824906	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001256	27826336	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001256	27826337	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified)	Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001271	27825266	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001250	27825961	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 802) Without Cure	RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001250	27825962	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001250	27825963	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Interest Rate on GFE Inaccurate	RESPA (2010): Interest Rate on GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001250	27825964	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	Unable to determine if the borrower received a list of service providers due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001250	27826144	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $120,538.28 is underdisclosed from calculated Finance Charge of $121,120.78 in the amount of $582.50.	TIL Itemization did not disclose a Settlement/Closing Fee of $582.50 as a prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001250	27826211	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001254	27827238	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001254	27827294	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001249	27838085	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001249	27838087	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001249	27838088	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001248	27721012	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001248	27721013	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001248	27721014	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001248	27721016	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001248	27721017	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001248	27721018	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)	Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001248	27721020	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Minnesota Tangible Net Benefit Test	Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001248	27721021	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001248	27721022	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001248	27721023	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001243	27784097	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001243	27784098	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001243	27784099	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	Unable to determine HUD Settlement Booklet was provided due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001243	27784100	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001247	27824786	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001247	27824789	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001247	27824792	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 802) Without Cure	RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001247	27824793	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001247	27824794	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Interest Rate on GFE Inaccurate	RESPA (2010): Interest Rate on GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001247	27824795	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001247	27824796	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001247	27824800	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001247	27824802	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001247	27831838	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001246	27733476	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001246	27733477	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001246	27733478	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001240	27827726	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001240	27827727	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001240	27827759	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided)	Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001240	27899825	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001237	27781245	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material	Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001237	27781246	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001237	27781247	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001237	27781248	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001237	27781253	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001237	27781258	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001237	27781259	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001237	27812147	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	D		D				No
XXXX	XXXX	XXXX	8001236	27825328	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001236	27825341	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001236	27825344	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001236	27825345	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001236	27825349	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001236	27825374	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001236	27825386	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001235	27786426	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001235	27786432	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001235	27786433	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001235	27786538	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001235	27786539	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001235	27786543	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001235	27786544	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001235	27786545	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001235	27786549	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001235	27786554	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001235	27786555	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8001235	27786556	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001235	27786578	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001235	27786579	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided)	Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001235	27786580	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)	Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001235	27786581	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Ability to Repay Not Verified	Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001233	27839225	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001233	27839226	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)	Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001233	27839227	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001233	27839228	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001232	27837681	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001232	27837683	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001232	27837689	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001232	27837690	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001232	27837694	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001232	27837807	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001232	27837808	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001232	27899689	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001225	27838174	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001225	27838175	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001225	27838176	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)	Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001225	27838177	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001225	27838178	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001225	27838179	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001224	27782744	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001224	27782745	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001224	27782746	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001224	27782747	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001224	27782755	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001224	27782772	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001222	27703831	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001222	27703832	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001222	27703841	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001222	27703853	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001222	27703854	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001222	27703855	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001222	27703857	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001222	27703858	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001222	27703859	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001222	27703860	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001222	27703861	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001222	27703862	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001222	27703863	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8001222	27703864	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001227	27826721	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001227	27826724	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001227	27826751	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001227	27826752	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001221	27722872	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001221	27722873	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001221	27722874	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 802) Without Cure	RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001221	27722875	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001221	27722876	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) Without Cure	RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001221	27722877	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001221	27722878	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001221	27722879	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001216	27824659	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001216	27824671	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001216	27824673	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001215	27825736	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001215	27825830	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001215	27825831	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001215	27825832	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001215	27825835	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001215	27825838	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001215	27825873	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001217	27704089	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001217	27704091	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001217	27704092	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001217	27704095	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001217	27704096	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001217	27704097	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001217	27704098	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001217	27704099	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001217	27704101	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001217	27704102	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001217	27704103	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001217	27704105	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001217	27722147	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8001214	27827732	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001214	27827733	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001214	27827734	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001214	27827735	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001214	27827736	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001210	27827893	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001210	27827895	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001210	27827896	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001210	27827897	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002243	27699246	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8002243	27699552	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8002243	27699553	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8002243	27699556	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8002243	27699557	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8002243	27699558	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8002243	27699559	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8002243	27998498	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8002243	27998499	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001208	27829021	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001208	27917923	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 801) With Cure	RESPA (2010): 0% tolerance violation for 801 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8001208	27917935	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) With Cure	RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8001206	27887538	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001206	27887540	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001206	27887546	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001206	27887547	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $162,183.42 is underdisclosed from calculated Finance Charge of $163,466.68 in the amount of $1,283.26.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001199	27700844	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001199	27700845	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001204	27829077	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001204	27829078	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001204	27829079	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001204	27898757	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $103,299.22 is underdisclosed from calculated Finance Charge of $103,600.22 in the amount of $301.00.	Unable to determine under disclosure due to missing Itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001201	27838608	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001201	27838609	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	Unable to test GFE Estimate Available Through Date due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001201	27838610	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001201	27838611	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $132,805.09 is underdisclosed from calculated Finance Charge of $132,910.09 in the amount of $105.00.	Finance charge under disclosure is due to mismatch in following fees between TIL Itemization and HUD-1 :closing protection $25,Loan origination fee $530 was not available in the Itemization and MERS $6.95 , Admin fee $244, Underwriting Fee $70 and Processing Fee $150 was not available in HUD								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001201	27838612	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001195	27844761	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001195	27844762	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001200	27700756	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001200	27700777	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001200	27700817	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001200	27700818	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001200	27700821	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001200	27700822	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001200	27700823	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001200	27700824	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Missing Information to Determine Origination Channel	Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001200	27700827	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001200	27700832	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Virginia Tangible Net Benefit Test	Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001200	27700833	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001200	27700838	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8001200	27700839	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001200	27700906	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001200	27700907	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD	No Defined Cure	D		D				No
XXXX	XXXX	XXXX	8001200	27700908	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD	No Defined Cure	D		D				No
XXXX	XXXX	XXXX	8001194	27718512	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001194	27718514	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $373,491.59 is underdisclosed from calculated Finance Charge of $373,561.75 in the amount of $70.16.	TIL itemization did not disclose a Subordination recording fee of $65.50 as prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002242	27812387	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002242	27812491	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002242	27812492	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002242	27812493	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002242	27812494	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001196	27838123	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided)	Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001196	27898480	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001198	27723028	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001198	27723029	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001188	27886054	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001188	27886055	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001188	27886056	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001188	27886059	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001188	27925514	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001187	27889897	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001187	27889898	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing Material	Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001187	27889899	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001187	27889900	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001187	27889902	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001187	27925379	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $292,071.98 is underdisclosed from calculated Finance Charge of $292,146.92 in the amount of $74.94.	Unable to determine under disclosure due to illegible Itemization of Amounts Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	D		D				Yes
XXXX	XXXX	XXXX	8001197	27819971	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001197	27819972	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001190	27824766	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001190	27824775	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001190	27824776	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001190	27824777	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001190	27824778	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001190	27824779	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $237,516.63 is underdisclosed from calculated Finance Charge of $237,973.39 in the amount of $456.76.	Unable to determine under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001189	27829183	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001189	27829328	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001189	27829329	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001189	27829330	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001189	27829332	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001189	27898185	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001189	27898191	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001189	27898289	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001189	27898290	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001183	27719048	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001183	27719114	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001183	27719359	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001183	27719360	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001183	27719361	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001183	27719362	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001183	27719364	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001183	27719365	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001183	27719366	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001183	27719367	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8001183	27719368	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001179	27779248	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001179	27779249	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001179	27779250	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001179	27779251	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001179	27779252	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001182	27827658	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001182	27827816	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $351,410.32 is underdisclosed from calculated Finance Charge of $351,590.70 in the amount of $180.38.	Unable to determine under disclosure due to missing itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001182	27827841	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001171	27827478	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001171	27827487	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001172	27827970	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001172	27827971	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001178	27703880	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001178	27703881	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001178	27703882	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001178	27703883	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.	TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001185	27885619	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001185	27885620	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001185	27885621	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001185	27885622	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001185	27885623	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001825	27828390	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001825	27828393	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL APR Under/Over Disclosed By Greater Than XX%	Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001825	27828394	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $64,785.42 is underdisclosed from calculated Finance Charge of $65,583.13 in the amount of $797.71.	Unable to determine under disclosure due to missing TIL itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001825	27828395	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.	TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001825	27983625	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		TIL appears to be final but not signed nor initialed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001825	27984006	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002240	27779792	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)	Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002240	27779794	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001169	27691274	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001169	27691275	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Defect	South Carolina CHL Complaint Agency Disclosure Timing Test	South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001169	27691276	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (No Tangible Net Benefit)	South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001165	27884378	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001165	27884432	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001165	27884434	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001165	27884436	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001164	27828358	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $195,362.74 is underdisclosed from calculated Finance Charge of $195,792.67 in the amount of $429.93.	APR disclosure did not disclose $600.00 Attorney Fee as a prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001162	27830805	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. A lookback period was not able to be performed. Compliance tests were run using an application date of XX/XX/XXXX which is one month prior to consummation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B		B				No
XXXX	XXXX	XXXX	8002239	27831652	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001158	27838135	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001158	27838137	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001153	27839270	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001153	27839273	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001153	27885059	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001157	27916220	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001163	27748715	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001163	27748718	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001163	27748719	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001163	30081816	XXXX	XX/XX/XXXX 7:22:27 AM	Compliance	Compliance	Federal Compliance	TILA	TIL APR Tolerance Irregular Transaction	Truth In Lending Act: Final TIL APR of XX% is overdisclosed from calculated APR of XX% outside of XX% tolerance.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001163	30081817	XXXX	XX/XX/XXXX 7:22:27 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $704,392.03 is underdisclosed from calculated Finance Charge of $705,006.81 in the amount of $614.78.	Unable to determine under disclosure due to missing itemization of amount financed								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001152	27733417	XXXX	XX/XX/XXXX 3:10:37 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001152	27733418	XXXX	XX/XX/XXXX 3:10:37 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001152	27856179	XXXX	XX/XX/XXXX 3:10:37 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001161	27778215	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001161	27778216	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001161	27778217	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $434,529.14 is underdisclosed from calculated Finance Charge of $434,904.95 in the amount of $375.81.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001161	27778218	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.	TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001161	27778240	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001149	27747640	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001149	27747641	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001180	27722193	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001180	27722194	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001180	27722195	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001180	27722196	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001146	27725811	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001146	27725812	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001146	27725813	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001151	27723672	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001151	27723674	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001151	27723675	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001151	27723676	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001144	27733274	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001144	27733278	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001144	27733279	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001150	27724245	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001154	27701522	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001154	27701525	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001154	27701532	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001154	27701560	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified)	Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001145	27748114	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001145	27748115	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001145	27748119	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001145	27748121	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001145	27748122	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001145	27748158	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001142	27703877	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001142	27703878	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001148	27703758	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001137	27788910	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001141	27733834	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001141	27733835	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001134	27694905	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.	TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001134	27709776	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		TIL appears to be final but not signed nor initialed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001134	27709808	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002237	27700889	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002237	27998202	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $88,150.08 is underdisclosed from calculated Finance Charge of $88,303.21 in the amount of $153.13.	Unable to determine under disclosure due to missing Itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001147	27698823	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001136	27699725	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001136	27699727	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001136	27699794	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $274,801.46 is underdisclosed from calculated Finance Charge of $275,726.52 in the amount of $925.06.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001131	27722453	XXXX	XX/XX/XXXX 3:18:15 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001131	27722469	XXXX	XX/XX/XXXX 3:18:15 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001125	27699036	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001125	27699039	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001125	27699041	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001125	27699042	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001130	27724507	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001130	27724508	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Ability to Repay not Verified)	Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001130	27724509	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)	Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001130	27724510	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)	Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001130	27724511	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)	Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001127	27724276	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001124	27721862	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001124	27721866	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001124	27721867	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001124	27721884	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001124	27721885	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001124	27721886	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001124	27721887	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001124	27721888	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	Pennsylvania First Lien Late Charge Grace Period Testing	Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001124	27721889	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8001124	27721890	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001129	27723748	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001129	27723749	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided)	Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001129	27723750	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001129	27723751	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001129	27723752	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001129	27752433	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001123	27706474	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001126	27694636	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001126	27694725	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001126	27694726	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001119	27700146	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001118	27702090	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001116	27733386	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B		B				No
XXXX	XXXX	XXXX	8001113	27702606	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001113	27702704	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001113	27709686	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001121	27724870	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001105	27724230	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001105	27724242	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001103	27733219	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Defect	Maryland Ability to Repay Not Verified	Maryland SB270: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001106	27746948	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001093	27723903	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001093	27723916	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001093	27723917	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001093	27723918	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified)	Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001091	27724149	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001091	27724150	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001091	27724151	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001091	27752259	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001086	27837431	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001086	27837433	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001086	27837438	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001122	27724328	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001122	27724331	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001122	27724332	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001122	27724334	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001083	27734226	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001083	27734227	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001079	27736691	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001079	27736704	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001073	27738523	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001073	27738524	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001073	27738525	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001073	27738526	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $369,580.37 is underdisclosed from calculated Finance Charge of $370,087.16 in the amount of $506.79.	TIL itemization did not disclose a Credit Repair fee of $500.00 as a prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001073	27738534	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001074	27844692	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001074	27844693	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001074	27844699	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001072	27838779	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001072	27838781	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001072	27838784	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001072	27838786	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001063	27840684	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $62,105.59 is underdisclosed from calculated Finance Charge of $62,331.59 in the amount of $226.00.	TIL Itemization disclosed a Diech Fee of $XXX. Final HUD reflects a charge of $XXX.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001063	27884787	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001089	27841360	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001089	27841361	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001089	27841362	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001070	27747725	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001070	27747727	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001070	27759824	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001069	27747652	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001069	27759947	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001066	27837838	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material	Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001066	27837839	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8001052	27746930	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001052	27746931	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001052	27759910	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001058	27831493	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001058	27831494	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001058	27831495	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001058	27831496	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001058	27831497	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001071	27753393	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002205	27848637	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002203	27758353	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002203	27758357	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002203	27758359	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002203	27758366	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002203	27758367	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002203	27758368	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002203	27758369	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002203	27758370	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Pennsylvania First Lien Late Charge Grace Period Testing	Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002203	27758371	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8002203	27758372	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001060	27759266	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001060	27759267	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $335,133.95 is underdisclosed from calculated Finance Charge of $335,194.95 in the amount of $61.00.	Til itemization did not disclosed recording service charge fee of $50 as prepaid finance charge								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001075	27759340	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001057	27843404	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		D		D				No
XXXX	XXXX	XXXX	8001057	27884551	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material	Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Investment	Purchase		D		D				No
XXXX	XXXX	XXXX	8001036	27763538	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001036	27763540	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001036	27763541	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001036	27763542	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001036	27763543	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001036	27763544	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8001039	27843783	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001039	27843784	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001039	27884528	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002202	27777412	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002202	27777413	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002202	27777415	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $309,288.35 is underdisclosed from calculated Finance Charge of $309,600.19 in the amount of $311.84.	TIL itemization did not include a Pick up fee of $225 and Settlement fee of $775 in the prepaid amount financed, it did include a Settlement fee of $695.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001028	27838412	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001027	27756087	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		TIL appears to be final but not signed nor initialed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001027	27756152	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001027	27756153	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $143,181.65 is underdisclosed from calculated Finance Charge of $143,379.95 in the amount of $198.30.	TIL itemization did not disclose the bankruptcy fee of $40, recording service fee of $140 and title courier fee of $20 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001027	27756154	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.	TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001035	27837644	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001035	27837645	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001035	27848346	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001029	27817146	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001029	27817147	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001029	27817148	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001029	27817149	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001029	27817150	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8001029	27817151	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001029	27817159	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001029	27817222	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001029	27817227	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001037	27747901	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001037	27747902	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001031	27838081	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001031	27838082	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.	TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001031	27838092	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001031	27848325	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		TIL appears to be final but not signed nor initialed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001024	27747289	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001024	27747290	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		TIL appears to be final but not signed nor initialed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001024	27747313	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001024	27747314	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001024	27747315	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001024	27747318	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001024	27747320	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.	TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001024	27759742	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001033	27754140	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001033	27754141	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001033	27754142	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001014	27758471	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001014	27758472	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001014	27758473	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001014	27758497	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001014	27758498	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001014	27758499	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001014	27758500	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001014	27758501	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8001014	27758502	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001011	27838704	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001011	27838705	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001011	27838706	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001026	27839930	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001062	27734959	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		B		B				No
XXXX	XXXX	XXXX	8001062	27734960	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001062	27752166	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001062	27756955	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $400,956.99 is underdisclosed from calculated Finance Charge of $401,057.59 in the amount of $100.60.	TIL itemization did not include prepaid interest of $654.16 in the prepaid amount financed; however, they did include prepaid interest of $553.56.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000998	27758462	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001010	27759562	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001010	27759597	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001010	27759598	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000993	27759335	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Defect	Nevada Home Loan (Ability to Repay not Verified)	Nevada Home Loan: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000993	27759336	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001012	27758311	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001012	27758312	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001012	27758313	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001034	27765339	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000994	27763262	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001013	27761509	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Virginia Tangible Net Benefit Test	Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001013	27761510	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $70,186.81 is underdisclosed from calculated Finance Charge of $70,236.81 in the amount of $50.00.	Unable to determine under disclosure due to missing TIL itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001020	27724294	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001050	27723790	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001050	27723791	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001050	27723792	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001050	27723793	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Defect	South Carolina CHL Complaint Agency Disclosure Timing Test	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001015	27824940	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		TIL appears to be final but not signed nor initialed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001015	27825068	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001015	27825069	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8001015	27828773	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		TIL appears to be final but not signed nor initialed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001015	27828780	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.	TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001078	27828918	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000992	27736995	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000992	27737238	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000983	27884921	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000981	27747663	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000991	27886739	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000991	27886749	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000991	27886752	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000991	27886803	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000991	27886809	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000991	27886810	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000991	27886811	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000991	27886815	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000990	27825992	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000971	27825633	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000971	27825634	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $463,461.37 is underdisclosed from calculated Finance Charge of $463,503.85 in the amount of $42.48.	Final TIL reflects MI for 172 months whereas calculated TIL reflects MI for only 171 months. The TIL Itemization did not include a $40 Title Courier fee in prepaid finance charges and the TIL Itemization reflected only $595.58 prepaid interest whereas the HUD reflects prepaid interest in the amount of $649.73								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000956	27752161	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000956	27752162	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000956	27752163	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000956	27752164	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Ability to Repay not Verified)	Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000956	27752165	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely)	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000973	27749704	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000973	27750166	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000973	27750167	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified)	Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000964	27750740	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000964	27750754	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000964	27750755	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000954	27756478	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000954	27756539	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000954	27756552	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000954	27756597	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000954	27756598	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000954	27756599	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000954	27756600	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000954	27756601	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000954	27756602	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000965	27826869	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000965	27826899	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000965	27847679	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000997	27826997	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000997	27826998	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000984	27759312	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material	Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000984	27759313	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000958	27759031	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000957	27758216	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000952	27762341	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000952	27762343	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000963	27824865	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000963	27824869	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $380,973.75 is underdisclosed from calculated Finance Charge of $381,373.75 in the amount of $400.00.	Itemization did not disclose an Application Fee of $400 as prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000944	27825950	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8000944	27825951	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8000944	27825953	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8002199	27762949	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002199	27762951	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002199	27762952	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002199	27762993	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002199	27762994	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002199	27762995	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002199	27762996	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002199	27762997	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				Yes
XXXX	XXXX	XXXX	8002199	27762998	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8002199	27763000	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000962	27759914	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000962	27759917	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000962	27759920	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000962	27759937	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000962	27759938	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000962	27759939	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000962	27759940	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000962	27759941	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Ability to Repay not Verified)	Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000962	27759942	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)	Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000962	27759943	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)	Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000962	27759944	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000943	27827147	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000943	27827148	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000943	27827149	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)	Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000955	27733987	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000968	27824594	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000968	27824595	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000951	27723733	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000951	27723734	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000950	27824736	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000950	27824737	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000950	27824770	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000966	27730534	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000985	27826909	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000945	27827803	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8000945	27827804	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (No Tangible Net Benefit)	Unable to test tangible net benefit due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000945	27827820	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000945	27827821	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000945	27844797	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000961	27826798	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000961	27830030	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000961	27830057	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000929	27759651	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000946	27734103	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000946	27734184	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)	Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000935	27827027	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Mississippi Late Charge Percent and Amount Testing > $100,000	Mississippi Late Charge: Note late charge of XX% exceeds state maximum of 4% or $5, whichever is greater.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000930	27746970	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000940	27751972	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000940	27751973	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000940	27751974	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000934	27765041	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000934	27765065	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000934	27765069	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000934	27765098	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000934	27790821	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000937	27783123	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000931	27765552	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000931	27765553	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000931	27765554	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000931	27789899	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000920	27786640	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000920	27786641	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000947	27758976	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000947	27758982	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000947	27759126	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000947	27759127	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000947	27759128	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000947	27759129	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000947	27759130	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000947	27759132	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000947	27765901	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000914	27724352	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000914	27724357	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000914	27724358	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)	Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000914	27724359	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000914	27724360	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000932	27724631	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000932	27724634	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000932	27724712	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000932	27724713	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000932	27738507	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000932	27759616	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000925	27724406	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000919	27730161	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000919	27730164	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000919	27730220	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Colorado Home Loan (Ability to Repay not Verified)	Colorado Home Loan (HB1322): Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000967	27831663	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000967	27831702	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000967	27831703	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000967	27831704	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000967	27831705	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000967	27831706	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000917	27747267	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000917	27747268	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000922	27747925	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $75,694.71 is underdisclosed from calculated Finance Charge of $75,920.04 in the amount of $225.33.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000922	27747928	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000922	27747929	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000907	27891816	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000907	27891842	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000907	27892521	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000909	27753882	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000909	27753883	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000893	27830832	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000893	27830962	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000893	27830963	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000938	27752676	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000938	27752687	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000938	27752688	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000938	27752689	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000926	27831882	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000926	27831883	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000926	27831884	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $196,068.15 is underdisclosed from calculated Finance Charge of $196,441.40 in the amount of $373.25.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000926	27847383	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000900	27831473	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000900	27831477	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $290,086.05 is underdisclosed from calculated Finance Charge of $292,073.89 in the amount of $1,987.84.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000894	27830759	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000894	27830800	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000894	27830809	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000894	27830814	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000899	27758573	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Defect	Nevada Home Loan (Ability to Repay not Verified)	Nevada Home Loan: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000899	27758701	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000889	27830845	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000911	27759291	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000911	27783363	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $214,433.46 is underdisclosed from calculated Finance Charge of $214,856.57 in the amount of $423.11.	TIL itemization did not disclose the settlement fee of $450 and courier fee of $38.12 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000911	27783395	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000908	27758443	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000908	27758448	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000901	27831659	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000901	27831692	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000878	27837566	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000878	27837567	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000891	27723835	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000891	27723836	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000880	27839475	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000883	27724208	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002201	27763485	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8000886	27730724	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000886	27730727	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000872	27844657	XXXX	XX/XX/XXXX 8:48:41 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000872	27844659	XXXX	XX/XX/XXXX 8:48:41 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $349,241.18 is underdisclosed from calculated Finance Charge of $349,503.39 in the amount of $262.21.	TIL itemization did not disclose email/e-doc fee of $50, Flood certification fee of $30, notice of settlement fee of $100, title courier/messenger fee of $70 and wire/funding/disbursement fee of $25 as prepaid finance charges. The TIL Itemization disclosed a flood determination of $12.50 which is not reflected as a prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002197	27744621	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002197	27744623	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000910	27838687	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000910	27838688	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000910	27844909	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000910	27844929	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $27,738.20 is underdisclosed from calculated Finance Charge of $27,784.71 in the amount of $46.51.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000910	27862641	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000924	27747839	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000924	27759648	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000898	27831278	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000898	27831279	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $246,838.77 is underdisclosed from calculated Finance Charge of $246,933.59 in the amount of $94.82.	Unable to determine under disclosure due to missing Itemization of Amount Financed								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000874	27759308	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000869	27759444	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000871	27760194	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000871	27760207	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000871	27760209	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000877	27827891	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000877	27827946	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000877	27827947	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000877	27827965	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8000877	27827986	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000866	27762664	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000866	27789715	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000866	27789731	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.	TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm date borrower received.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000864	27761217	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000864	27761218	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000864	27761219	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000881	27760507	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000881	27760508	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000881	27760509	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000876	27760447	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000884	27761533	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000852	27722964	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000916	27724305	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000916	27756060	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000854	27748562	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000860	27827584	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000882	27828550	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000853	27726284	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000853	27726327	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000847	27735356	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000847	27735357	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000873	27738238	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $585,863.84 is underdisclosed from calculated Finance Charge of $585,962.84 in the amount of $99.00.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000858	27737112	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000858	27737115	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000858	27737118	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000858	27737154	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000858	27737155	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000858	27737156	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000858	27737157	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000858	27737158	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000858	27737159	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000870	27751403	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000870	27751406	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $618,576.14 is underdisclosed from calculated Finance Charge of $619,318.53 in the amount of $742.39.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002191	27743271	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002191	27743272	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002191	27743273	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002191	27743274	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002191	27743275	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000848	27839750	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $173,182.25 is underdisclosed from calculated Finance Charge of $173,471.92 in the amount of $289.67.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000839	27762474	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000868	27831954	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000868	27831955	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000868	27831957	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000844	27758268	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000844	27758300	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000844	27758301	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000844	27758306	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000830	27758818	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000830	27758819	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000830	27758820	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000830	27758821	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000830	27758822	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000830	27758827	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000830	27758828	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000830	27758829	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000843	27759280	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000843	27759288	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000928	27830938	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000840	27830558	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000840	27830566	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000840	27830567	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000974	27830886	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000823	27725696	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000823	27725697	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000845	27894034	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000845	27894035	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000845	27894036	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000845	27894037	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $337,111.13 is underdisclosed from calculated Finance Charge of $341,338.65 in the amount of $4,227.52.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000845	27894038	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000862	27738754	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		TIL appears to be final but not signed nor initialed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000862	27739033	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000862	27739036	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000862	27739038	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000862	27739039	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000862	27739040	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.	TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002188	27740323	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002188	27740333	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002188	27740334	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002188	27740335	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8002188	27740336	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.	TIL in file indicated to be final. Expected funding date same as disbursement date but is not dated by borrower so cannot confirm when borrower received the TIL.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002187	27832327	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000837	27746833	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000837	27746835	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000837	27746836	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000837	27746837	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000837	27746838	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000837	27746839	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000837	27746840	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000837	27746841	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000837	27746842	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000837	27746843	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000857	27852902	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000857	27852909	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000857	27852928	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000857	27852929	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000857	27852930	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000821	27871977	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000821	27871978	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000850	27755929	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000850	27755947	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000850	27755948	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000850	27755949	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000850	27755951	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000850	27755952	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000838	27844479	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000838	27844487	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL APR Under/Over Disclosed By Greater Than XX%	Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000838	27844488	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $113,216.18 is underdisclosed from calculated Finance Charge of $113,497.69 in the amount of $281.51.	Unable to determine under disclosure due to missing Itemization of Amount Financed								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000825	27751690	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000825	27751709	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000808	27840339	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000808	27840340	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000918	27758437	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000918	27758441	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000798	27782982	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $811,493.07 is underdisclosed from calculated Finance Charge of $811,803.07 in the amount of $310.00.	TIL Itemization did not disclose a Market Value Rider Fee of $310 as a prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000798	27789729	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000798	27789730	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000824	27844886	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000824	27844896	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000812	27843911	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000812	27843912	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000812	27843913	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000822	27761228	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000820	27760959	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000817	27725049	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000817	27725078	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000817	27738599	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000800	27724433	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000800	27724449	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000800	27724450	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000800	27738298	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000801	27724438	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000801	27724439	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000801	27724441	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	D		D				No
XXXX	XXXX	XXXX	8000801	27724442	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	D		D				No
XXXX	XXXX	XXXX	8000802	27733242	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000802	27733243	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000802	27733244	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $670,235.48 is underdisclosed from calculated Finance Charge of $670,470.48 in the amount of $235.00.	TIL Itemization did not disclose an Escrow Service Fee of $35 and Service Charges of $200 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000802	27733245	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000832	27886057	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000832	27886060	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000832	27886061	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000832	27886062	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002190	27831009	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002190	27831011	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002190	27831012	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002190	27831013	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002190	27831015	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000842	27743243	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B		B				No
XXXX	XXXX	XXXX	8002196	27831071	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8002196	27831072	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8002196	27831073	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000799	27743813	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000794	27743685	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000794	27743736	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000784	27743765	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000784	27743767	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000784	27743822	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000784	27743823	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000784	27743824	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000784	27743825	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000784	27743826	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000787	27753918	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000809	27760909	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000809	27760910	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000809	27760911	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000809	27760915	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000782	27762716	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000795	27760858	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000788	27760105	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000788	27760106	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000788	27760107	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	TIL APR Tolerance Irregular Transaction	Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000788	27760108	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $47,764.73 is underdisclosed from calculated Finance Charge of $48,959.28 in the amount of $1,194.55.	TIL itemization did not disclose a commitment fee of $525, a processing fee of $450, a settlement fee of $95, a tax cert fee of $79 or a courier fee of 15.50 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000781	27844561	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000781	27844567	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000781	27844570	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000781	27844593	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000781	27844594	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000781	27844595	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000781	27844596	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000781	27844597	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000781	27844598	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000831	27844430	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000772	27845448	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002184	27886639	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002184	27886640	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002184	27886641	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Louisiana Late Charge Percent Testing	Louisiana Late Charge: Note late charge percent of XX% exceeds the state maximum of 5%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002184	27886642	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Louisiana Prepayment Penalty	Louisiana Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% (in Years 1-5). Loan contracts for prepay percentages of XX%, XX%, which exceeds the max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002184	27886643	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002184	27886644	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002184	27886727	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000771	27763193	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000771	27789486	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000771	27789488	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000771	27789541	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002185	27884381	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002185	27884382	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002185	27884383	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000779	27729925	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000770	27730418	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000770	27730419	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002183	27831238	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B		B				No
XXXX	XXXX	XXXX	8002183	27831239	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B		B				No
XXXX	XXXX	XXXX	8000786	27743906	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000797	27831509	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000797	27831510	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000797	27831517	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000780	27831021	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002181	27831354	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000762	27831480	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000762	27831483	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000762	27831512	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Ability to Repay not Verified)	Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000762	27831513	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)	Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000762	27831514	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)	Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000773	27846175	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000796	27747667	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000760	27753772	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000760	27753773	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000753	27751145	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $184,945.12 is underdisclosed from calculated Finance Charge of $185,405.06 in the amount of $459.94.	TIL Itemization did not disclose $500 POC Origination Fee as a prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000818	27758249	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000818	27758250	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000818	27758251	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002180	27832274	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002180	27832276	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002180	27832277	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Pennsylvania First Lien Late Charge Grace Period Testing	Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000769	27831409	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000769	27831410	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000769	27831411	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8000767	27758557	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000767	27758560	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000775	27765903	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000775	27765904	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000804	27831559	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000804	27831561	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000804	27831562	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000804	27831563	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000804	27831564	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000804	27831565	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000790	27781929	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000776	27762392	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000776	27762394	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000776	27762396	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000776	27762419	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000776	27762420	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000776	27762421	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000776	27762422	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000776	27762423	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000749	27759079	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000749	27759080	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000746	27762233	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000746	27762234	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000746	27762235	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002186	27844334	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002186	27844335	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002186	27844336	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	North Carolina First Lien Late Charge Grace Period Testing	North Carolina Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				Yes
XXXX	XXXX	XXXX	8002186	27844337	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	North Carolina First Lien Late Charge Percent Testing	North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				Yes
XXXX	XXXX	XXXX	8002186	27844338	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002186	27844370	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002186	27996832	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000778	27725156	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000778	27725157	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000778	27725158	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000778	27725159	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000778	27725160	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000766	27840028	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000766	27840029	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000766	27840030	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002175	27831090	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002175	27831091	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Illinois Late Charge Percent Testing	Illinois Late Charge: Note late charge percent of XX% exceeds the state maximum of 5%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002175	27831092	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Illinois Prepayment Penalty	Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of XX%. Prepay language states prepay will not exceed maximum permitted by applicable law.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002175	27831093	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002175	27837926	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002175	27837927	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002175	27837928	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002174	27831127	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002174	27831156	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002174	27831157	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002174	27831158	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	North Carolina First Lien Late Charge Grace Period Testing	North Carolina Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				Yes
XXXX	XXXX	XXXX	8002174	27831159	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	North Carolina First Lien Late Charge Percent Testing	North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				Yes
XXXX	XXXX	XXXX	8000737	27737429	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000737	27737554	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000737	27737555	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000728	27747629	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000728	27747630	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Third Circuit)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000785	27746910	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002178	27841171	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002178	27841174	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002178	27841175	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	South Carolina CHL Complaint Agency Disclosure Timing Test	South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002171	27840811	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002171	27840812	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002171	27840813	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002171	27840814	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002171	27840815	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD	No Defined Cure	D		D				No
XXXX	XXXX	XXXX	8002171	27840817	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	D		D				Yes
XXXX	XXXX	XXXX	8002171	27840818	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002171	27994294	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD	No Defined Cure	D		D				No
XXXX	XXXX	XXXX	8000747	27758342	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000747	27758343	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000906	27841402	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000906	27841403	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000906	27841404	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000730	27777559	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000730	27777574	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000727	27839847	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000722	27724560	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000722	27724561	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000722	27724562	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000783	27853508	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000783	27853509	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000783	27853510	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000733	27763563	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000736	27845084	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000736	27845085	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000736	27845086	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Ability to Repay not Verified)	Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000736	27845087	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)	Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000736	27845088	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided)	Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000736	27845089	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)	Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002176	27844117	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C		C				No
XXXX	XXXX	XXXX	8002176	27844119	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	New Jersey Home Loan (Late Charge)	New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C		C				No
XXXX	XXXX	XXXX	8002176	27844120	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C		C				No
XXXX	XXXX	XXXX	8002176	27844121	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C		C				No
XXXX	XXXX	XXXX	8002176	27844122	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $905,663.09 is underdisclosed from calculated Finance Charge of $905,867.59 in the amount of $204.50.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	C		C				Yes
XXXX	XXXX	XXXX	8002176	27844123	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C		C				Yes
XXXX	XXXX	XXXX	8002176	27844170	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		C		C				No
XXXX	XXXX	XXXX	8000750	27738389	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000750	27738391	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $711,112.63 is underdisclosed from calculated Finance Charge of $714,700.59 in the amount of $3,587.96.	Unable to determine under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000716	27839301	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B		B				No
XXXX	XXXX	XXXX	8000754	27840664	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000741	27763381	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000702	27753346	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000742	27830742	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000710	27840986	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000710	27840987	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000717	27748292	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000717	27748293	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000717	27748294	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000717	27748296	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $112,910.12 is underdisclosed from calculated Finance Charge of $113,848.45 in the amount of $938.33.	Unable to determine under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002170	27837871	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002170	27837962	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002170	27838037	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)	Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002170	27838038	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002170	27838039	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002170	27838053	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000706	27751045	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000719	27839553	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000719	27839555	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $319,234.60 is underdisclosed from calculated Finance Charge of $320,384.62 in the amount of $1,150.02.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000719	27857307	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000694	27761160	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000712	27844900	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000712	27844901	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000720	27872762	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000720	27872763	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000703	27761591	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000703	27761592	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000703	27761593	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000703	27761594	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000698	27843971	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000686	27781390	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000696	27843413	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000696	27856749	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000683	27724048	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000692	27734767	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000692	27734820	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000692	27734821	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000692	27734822	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002168	27848508	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B		B				No
XXXX	XXXX	XXXX	8002168	27848558	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B		B				No
XXXX	XXXX	XXXX	8000761	27724874	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000761	27724875	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000761	27724876	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $495,771.49 is underdisclosed from calculated Finance Charge of $496,046.61 in the amount of $275.12.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000761	27724877	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000723	27845869	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000688	27724104	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002162	27726485	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002162	27726486	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002162	27726487	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $296,089.62 is underdisclosed from calculated Finance Charge of $297,982.76 in the amount of $1,893.14.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000674	27722926	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000674	27722927	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002169	27845591	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000680	27846945	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000856	27730278	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000670	27738415	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000670	27738468	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002167	27850372	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Massachusetts Late Charge Grace Period Testing	Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002167	27850373	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Massachusetts Late Charge Percent Testing	Massachusetts Late Charge: Note late charge percent of XX% exceeds the state maximum of 3%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002167	27850548	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002167	27993811	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000693	27737098	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002166	27853156	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002166	27857512	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000669	27747922	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000669	27747927	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000669	27747934	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000669	27747935	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000669	27747936	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000669	27747937	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000669	27747938	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000669	27747939	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000678	27837419	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B		B				No
XXXX	XXXX	XXXX	8002165	27854989	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Pennsylvania First Lien Late Charge Grace Period Testing	Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002165	27893841	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $197,933.68 is underdisclosed from calculated Finance Charge of $197,968.79 in the amount of $35.11.	Unable to determine under disclosure due to missing Itemization of Amount Financed								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000689	27853074	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000689	27853076	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000679	27749726	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000679	27749727	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000731	27758837	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000677	27854131	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000677	27854423	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000677	27854519	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000667	27724204	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000667	27724205	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000667	27724206	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000685	27724452	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000685	27724457	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000685	27724472	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000685	27724473	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000685	27724474	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000685	27724475	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000685	27724476	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000685	27724477	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000685	27724503	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000682	27861555	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File	Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000682	27861556	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $411,789.11 is underdisclosed from calculated Finance Charge of $411,841.08 in the amount of $51.97.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000682	27861557	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000714	27852594	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000803	27861050	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000803	27861051	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000691	27852409	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000691	27855566	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000697	27854296	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000697	27854327	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000697	27854328	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000892	27728873	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000789	27881909	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000789	27881910	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000789	27881911	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000676	27727234	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000690	27854034	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000664	27738556	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000664	27738634	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000664	27738635	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000664	27738636	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000654	27743982	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000654	27743983	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000638	27747380	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8000638	27756671	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8000656	27748389	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000639	27748200	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000639	27748201	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000660	27847285	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000660	27847286	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $208,016.06 is underdisclosed from calculated Finance Charge of $208,815.10 in the amount of $799.04.	Payment stream on Final TIL reflects termination of PMI after 125 payments. Calculated PMI duration is 151 payments.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000660	27847297	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002158	27751190	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002158	27751191	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000657	27756386	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000657	27756387	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000657	27756388	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Defect	New York Prepayment Penalty	New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months. Loan with an interest rate of XX% contracts for a prepay term of 24 months, which exceeds max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000666	27853410	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000666	27853412	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000666	27853603	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $522,569.73 is underdisclosed from calculated Finance Charge of $523,178.73 in the amount of $609.00.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000636	27846603	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8000651	27758900	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000651	27758901	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $143,605.49 is underdisclosed from calculated Finance Charge of $143,820.18 in the amount of $214.69.	Unable to determine fee portion of $214.69 under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000641	27755841	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000650	27853608	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000650	27853609	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000634	27765936	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000634	27765937	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000643	27853293	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000643	27853296	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000643	27853300	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $382,896.11 is underdisclosed from calculated Finance Charge of $383,196.85 in the amount of $300.74.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000643	27853312	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File	Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000643	27853322	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000647	27853109	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000642	27853974	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000642	27853975	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000642	27853976	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $73,078.33 is underdisclosed from calculated Finance Charge of $73,334.42 in the amount of $256.09.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000633	27728966	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000630	27883589	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000630	27883591	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $401,578.84 is underdisclosed from calculated Finance Charge of $401,705.54 in the amount of $126.70.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000623	27744682	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000623	27744698	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000631	27747865	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000631	27747866	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000631	27747867	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000631	27747868	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000624	27747889	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8000624	27747892	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $354,926.12 is underdisclosed from calculated Finance Charge of $356,706.04 in the amount of $1,779.92.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	D		D				Yes
XXXX	XXXX	XXXX	8000624	27747893	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000624	27747894	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000619	27750844	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000632	27750535	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000632	27750536	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $167,423.92 is underdisclosed from calculated Finance Charge of $167,918.92 in the amount of $495.00.	TIL Itemization did not disclose $25 CPL Fee, $385.00 Service Charge Fee and $85 Misc. Services Fee as prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000665	27853843	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000665	27853844	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000665	27853845	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000665	27853846	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000665	27883465	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000646	27758254	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000659	27762657	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000659	27762661	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Defect	Ohio Prepayment Penalty	Ohio Prepayment Penalty: Maximum calculated prepay of $2,626.27 exceeds the state maximum of 1% of the original balance ($921.50). Prepay language states prepay will not exceed maximum permitted by applicable law.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000618	27727868	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000618	27727869	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000613	27853692	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000613	27853701	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000613	27853729	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000613	27853730	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000613	27853731	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000613	27853732	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000613	27853734	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000607	27853853	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000614	27762317	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000713	27746867	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $449,530.97 is underdisclosed from calculated Finance Charge of $449,635.20 in the amount of $104.23.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000713	27746868	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000603	27747997	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000603	27747999	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000603	27748000	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000603	27748081	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $56,098.95 is underdisclosed from calculated Finance Charge of $56,533.95 in the amount of $435.00.	TIL itemization did not disclose Settlement service fee of $375, Title Courier fee of $30 and Wire fee of $30 as prepaid finance charge								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000603	27756430	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000606	27755179	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000606	27755183	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000606	27755184	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000622	27752001	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000596	27780174	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000596	27780175	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000596	27780176	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000600	27756631	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002147	27853897	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002147	27853898	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Maryland Late Charge Grace Period Testing	Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002147	27853899	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Maryland Late Charge Percent and Amount Testing	Maryland Late Charge: Note late charge of XX%/$XXXX exceeds state maximum of 5% or $2, whichever is greater.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002147	27853900	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Maryland Prepayment Penalty Test	Maryland Prepayment Penalty: Maximum calculated prepay of $4,708.50 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($1,314.46). Prepay language states prepay will not exceed maximum permitted by applicable law.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002147	27853901	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002147	27853902	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002151	27892747	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002151	27892772	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002151	27892781	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002146	27853781	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002146	27853782	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Wisconsin Late Charge Amount Testing First Lien	Wisconsin Late Charge: Note late charge percent of XX% exceeds the state maximum of 5%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002146	27853783	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Wisconsin Late Charge Grace Period Testing > $25,000	Wisconsin Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002146	27853784	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Wisconsin Prepayment Penalty ARM Test	Wisconsin Prepayment Penalty: Adjustable rate loan containing prepayment penalty did not provide disclosure stating that there are also loans available without prepayment penalties.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002146	27853785	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002146	27853786	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000610	27758682	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $817,615.49 is underdisclosed from calculated Finance Charge of $818,662.80 in the amount of $1,047.31.	Unable to determine under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000610	27781029	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002145	27854303	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002145	27854304	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Missouri Late Charge Grace Period Testing	Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002145	27854305	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Missouri Prepayment Penalty	Missouri Prepayment Penalty: Maximum calculated prepay of $2,105.28 exceeds the state maximum of 2% of the prepaid balance ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002145	27854306	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002145	27854307	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000708	27856346	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $293,914.93 is underdisclosed from calculated Finance Charge of $298,617.65 in the amount of $4,702.72.	Approval indicates the Index used was XX%. The lowest Index available within the look-back period is XX%.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002156	27857155	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002156	27857187	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002156	27857188	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002156	27857189	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Pennsylvania First Lien Late Charge Grace Period Testing	Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002156	27857190	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002156	27857191	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002144	27861847	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002144	27861911	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002144	27861918	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $172,161.65 is underdisclosed from calculated Finance Charge of $172,301.26 in the amount of $139.61.	Unable to determine cause of under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002144	27861948	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Ohio Alternate Prepayment Penalty SMLA Test	Ohio Prepayment Penalty: Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002144	27861949	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002144	27992439	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000585	27862705	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002150	27865929	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002150	27865931	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002150	27865932	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Tennessee Prepayment Penalty Test	Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000605	27743748	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000605	27743795	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000605	27743796	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002149	27855918	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002149	27855951	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002149	27855953	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	North Carolina First Lien Late Charge Grace Period Testing	North Carolina Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				Yes
XXXX	XXXX	XXXX	8002149	27855954	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	North Carolina First Lien Late Charge Percent Testing	North Carolina Late Charge: Note late charge percent of XX% exceeds the state maximum of 4%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				Yes
XXXX	XXXX	XXXX	8002149	27855955	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $102,958.85 is underdisclosed from calculated Finance Charge of $103,000.80 in the amount of $41.95.	Unable to determine under disclosure due to missing TIL itemization of amount financed								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002149	27856047	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002101	27856188	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002101	27856253	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000593	27862459	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000593	27897223	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000588	27747831	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002128	27744830	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002128	27744834	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002142	27860530	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002142	27860535	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Wisconsin Late Charge Amount Testing First Lien	Wisconsin Late Charge: Note late charge percent of XX% exceeds the state maximum of 5%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002142	27860536	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Wisconsin Late Charge Grace Period Testing > $25,000	Wisconsin Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002142	27860567	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Wisconsin Prepayment Penalty ARM Test	Wisconsin Prepayment Penalty: Adjustable rate loan containing prepayment penalty did not provide disclosure stating that there are also loans available without prepayment penalties.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002142	27860568	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002142	27992406	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000576	27751292	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000586	27813683	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000586	27813691	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002143	27855251	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002143	27855252	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Louisiana Late Charge Percent Testing	Louisiana Late Charge: Note late charge percent of XX% exceeds the state maximum of 5%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002143	27855253	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Louisiana Prepayment Penalty	Louisiana Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% (in Years 1-5). Loan contracts for prepay percentages of XX%, XX%, XX%, which exceeds the max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002143	27855255	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002143	27855256	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000597	27861000	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000597	27861002	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000597	27878147	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000598	27861611	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000598	27861614	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002148	27862495	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002148	27862610	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002148	27862611	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002148	27992562	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $133,876.00 is underdisclosed from calculated Finance Charge of $134,039.02 in the amount of $163.02.	Unable to determne under disclosure due to missing Itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000604	27761974	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000604	27762157	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000604	27786883	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000577	27855785	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000577	27855800	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002155	27856672	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002155	27856710	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002155	27856712	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002155	27856714	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Alabama Late Charge Percent and Amount Testing	Alabama Late Charge: Note late charge of XX%/$XXXX exceeds state maximum of 5% or $10, whichever is greater.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8002155	27856715	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Alabama Prepayment Penalty	Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act. Prepay language states prepay will not exceed maximum permitted by applicable law.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002155	27856780	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002155	27856781	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002155	27856782	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000574	27860478	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000574	27860481	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000582	27723904	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000572	27743653	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000572	27743654	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000572	27743668	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $235,649.79 is underdisclosed from calculated Finance Charge of $235,794.00 in the amount of $144.21.	The TIL Itemization did not disclose an email/edoc fee of $100 and a tax cert fee of $64.95 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000578	27861275	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000563	27724731	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000617	27860549	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000617	27860550	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000617	27860611	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000617	27860612	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002154	27856268	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002154	27856278	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002154	27856283	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Maryland Late Charge Grace Period Testing	Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002154	27856284	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Maryland Late Charge Percent and Amount Testing	Maryland Late Charge: Note late charge of XX%/$XXXX exceeds state maximum of 5% or $2, whichever is greater.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002154	27856335	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002154	27856336	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002154	27992862	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000568	27861410	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000560	27778357	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000560	27778358	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000569	27727638	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		TIL appears to be final but not signed nor initialed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000569	27728583	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000569	27728585	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000569	27728587	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	D		D				No
XXXX	XXXX	XXXX	8000569	27728588	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.	TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000569	27749846	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Document: HUD-1 Addendum not provided		Line 811 "see attached for Breakdown" in the amount of $186.00 included in high cost testing.								3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000672	27858720	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000672	27858730	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000672	27858732	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000672	27858740	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000672	27858743	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000672	27858744	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000672	27858745	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000672	27858750	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000672	27858751	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000672	27858761	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD	No Defined Cure	D		D				No
XXXX	XXXX	XXXX	8000672	27858762	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD	No Defined Cure	D		D				No
XXXX	XXXX	XXXX	8000567	27890645	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000567	27890765	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000583	27889538	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002140	27892913	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002140	27892988	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002140	27892989	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)	Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002140	27892990	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002140	27892991	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002140	27892992	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Michigan Prepayment Penalty	Michigan Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002140	27892993	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002140	27992300	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000565	27737129	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000565	27737132	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $345,849.44 is underdisclosed from calculated Finance Charge of $345,952.62 in the amount of $103.18.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000564	27860513	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000564	27860514	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000564	27860588	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002139	27857904	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002139	27857905	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002139	27857906	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002139	27857907	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002126	27862327	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002126	27862328	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002126	27862329	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Pennsylvania First Lien Late Charge Grace Period Testing	Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002126	27862330	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002126	27862331	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002126	27862335	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000581	27743449	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000581	27743451	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002119	27860934	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002119	27860936	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002119	27860937	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002119	27860938	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002119	27994185	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $443,246.70 is underdisclosed from calculated Finance Charge of $444,927.68 in the amount of $1,680.98.	TIL itemization did not include a Verification fee of $85, Title Courier fee of $75, or Flood Cert fee of $9 in the prepaid amount financed; however, included was a Flood Cert fee of $5. Under disclosed in the payment stream due to index used by lender. APR calculation has lender using an index of XX%, used index lender used XX% which is the highest idenx available in our look back period. Any other index available results in an over disclosure.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002127	27858071	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002127	27858085	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002127	27858086	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Alabama Prepayment Penalty	Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act. Prepay language states prepay will not exceed maximum permitted by applicable law.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002127	27992142	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002127	27992143	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002153	27861532	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002153	27861533	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Illinois Late Charge Percent Testing	Illinois Late Charge: Note late charge percent of XX% exceeds the state maximum of 5%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002153	27861534	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Illinois Prepayment Penalty	Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of XX%. Prepay language states prepay will not exceed maximum permitted by applicable law.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002153	27861535	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002153	27861536	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002153	27861607	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000552	27747496	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000552	27747499	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $475,923.38 is underdisclosed from calculated Finance Charge of $476,200.83 in the amount of $277.45.	TIL itemization did not disclose escrow service fee $65, Title courier fee $30 & Title pick up fee $200 as prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000552	27747531	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002098	27831323	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $303,266.34 is underdisclosed from calculated Finance Charge of $303,539.00 in the amount of $272.66.	Underdisclosure is due to a payment stream variance on the MI payment stream. Loan is calculating secondary payment stream with an MI atXX% for a term of 46 months. Final TIL is calculating an MI at a lower payment stream than given on the MI Cert for the term of 46 months.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000556	27862713	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000556	27862714	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $154,561.03 is underdisclosed from calculated Finance Charge of $155,573.12 in the amount of $1,012.09.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000566	27747947	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000558	27869888	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000558	27869890	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000558	27869892	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000561	27779916	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000561	27779918	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000559	27878557	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000559	27878558	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000559	27878559	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000559	27896771	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000571	27758843	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002118	27853495	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002118	27853496	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Wisconsin Late Charge Amount Testing First Lien	Wisconsin Late Charge: Note late charge percent of XX% exceeds the state maximum of 5%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002118	27853497	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Wisconsin Late Charge Grace Period Testing > $25,000	Wisconsin Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002118	27853498	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Wisconsin Prepayment Penalty ARM Test	Wisconsin Prepayment Penalty: Adjustable rate loan containing prepayment penalty did not provide disclosure stating that there are also loans available without prepayment penalties.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002118	27853500	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002118	27853502	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002118	27991516	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002099	27758079	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $472,154.03 is underdisclosed from calculated Finance Charge of $473,578.59 in the amount of $1,424.56.	Under-disclosure is fee related sourced to the itemization did not reflect the Origination fee of $1,332.56, Tax Cert fee of $72 nor Recording Service Fee of $20 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002096	27856573	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002096	27856574	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002096	27990447	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002096	27990448	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002117	27861510	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002117	27861511	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Missouri Late Charge Grace Period Testing	Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002117	27861512	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Missouri Prepayment Penalty	Missouri Prepayment Penalty: Maximum calculated prepay of $XXXX exceeds the state maximum of 2% of the prepaid balance ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002117	27861513	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002117	27861514	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002116	27874125	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002116	27874126	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002116	27874127	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002116	27874128	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002116	27874130	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002116	27874289	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $387,438.48 is underdisclosed from calculated Finance Charge of $388,305.06 in the amount of $866.58.	Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000543	27728558	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000546	27737001	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000546	27737167	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000546	27737188	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8002115	27860992	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002115	27860996	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Ohio Prepayment Penalty	Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002115	27861027	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002115	27861028	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002115	27861045	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002112	27862164	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002112	27862165	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002112	27862166	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002112	27862205	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000542	27744895	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002113	27855449	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002113	27855450	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002113	27855451	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002114	27872036	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002114	27872037	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002114	27879274	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA		RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002114	27879275	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002114	27991457	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $728,500.35 is underdisclosed from calculated Finance Charge of $732,429.99 in the amount of $3,929.64.	Underdisclosure due to index set per index on loan approval of XX% but payment stream is not matching Final TIL. Unable to determine any fee under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002111	27860728	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002111	27860730	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002111	27860751	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Tennessee Prepayment Penalty Test	Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002111	27860752	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002111	27860753	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002111	27994451	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $256,988.58 is underdisclosed from calculated Finance Charge of $257,556.05 in the amount of $567.47.	TIL itemization did not include Assignment recording fee of $12, Settlement fee of $100, or Courier fee of $60 in the prepaid amount financed. However, a Courier fee of $20 was included. Under disclosed in the payment stream, Index used by lender of XX% results in an under disclosure. An index less than XX% results in a large over disclosure. Used index lender used.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002110	27862505	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002110	27862513	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Michigan Prepayment Penalty	Michigan Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002110	27862527	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002110	27862528	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002110	27862529	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002110	27862530	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002110	27862531	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002110	27862532	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000589	27748132	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000545	27872177	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000545	27872178	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000545	27872179	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000545	27872180	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002095	27994414	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B		B				No
XXXX	XXXX	XXXX	8002108	27847697	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002108	27847698	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002108	27848667	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002125	27853626	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002125	27853635	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002125	27853636	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided)	Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002125	27853637	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Idaho Prepayment Penalty	Idaho Prepayment Penalty: Loan contains a prepayment penalty which was not disclosed separately in writing to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002125	27853638	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002125	27853639	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002125	27992080	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002107	27853467	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002107	27853468	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002107	27853469	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Wisconsin Late Charge Amount Testing First Lien	Wisconsin Late Charge: Note late charge percent of XX% exceeds the state maximum of 5%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002107	27853470	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Wisconsin Late Charge Grace Period Testing > $25,000	Wisconsin Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002107	27853471	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Wisconsin Prepayment Penalty ARM Testing	Wisconsin Prepayment Penalty: A prepayment penalty is not permissible on a first lien adjustable rate loan. Prepay language states prepay will not exceed maximum permitted by applicable law.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002107	27853472	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002107	27853473	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002107	27993945	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $210,951.06 is underdisclosed from calculated Finance Charge of $211,091.69 in the amount of $140.63.	Unable to determine reason for under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000536	27853118	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $155,790.74 is underdisclosed from calculated Finance Charge of $156,040.65 in the amount of $249.91.	Unable to verify finance charge under disclosure due to missing TIL Itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002106	27761652	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002106	27761653	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)	Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002106	27761654	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002106	27761655	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002106	27761656	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Defect	Michigan Prepayment Penalty	Michigan Prepayment Penalty: Maximum calculated prepay of $XXXX exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXXX).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002106	27761657	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002106	27761658	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002105	27853491	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002105	27853492	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002105	27853493	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002105	27853494	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002105	27853505	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002104	27871339	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002104	27871347	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002104	27871348	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002104	27871349	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002094	27853777	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002094	27853778	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000538	27754717	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Defect	Illinois Prepayment Penalty	Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of XX%. Prepay language states prepay will not exceed maximum permitted by applicable law.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002152	27872354	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002152	27872356	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002152	27872357	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000707	27872048	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000707	27872431	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000707	27872432	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000530	27850296	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002208	27920301	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002208	27920302	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002208	27920303	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002208	27920305	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8002122	27853589	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002122	27853590	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	Missouri Late Charge Grace Period Testing	Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002122	27853591	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Missouri Prepayment Penalty	Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the prepaid balance ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002122	27853592	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $182,623.00 is underdisclosed from calculated Finance Charge of $182,668.32 in the amount of $45.32.	Unable to determine under disclosure due to missing Itemization of Amount Financed								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000525	27757968	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002120	27852448	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C		C				No
XXXX	XXXX	XXXX	8002120	27852488	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C		C				No
XXXX	XXXX	XXXX	8002120	27852489	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C		C				No
XXXX	XXXX	XXXX	8002120	27991739	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	New Jersey Home Loan (Late Charge)	New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.									3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C		C				No
XXXX	XXXX	XXXX	8002120	27994504	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	New Jersey Home Loan (Late Charge)		Late Charge Addendum required per Note and is missing from the file.								3	C	C	C	C	C	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		C		C				No
XXXX	XXXX	XXXX	8000522	27728321	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002121	27890510	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002121	27890857	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002103	27850039	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002103	27850040	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002103	27991072	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000541	27853575	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000541	27853576	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000541	27853577	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002092	27744587	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002092	27827002	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $174,943.62 is underdisclosed from calculated Finance Charge of $175,130.37 in the amount of $186.75.	Lenders Final TIL represents 150 monthly payments of MI. Whereas audited reflects 159 monthly payments of MI and a fall-off after approximately 78% LTV.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000520	27747810	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000520	27747823	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000511	27737346	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000510	27747834	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000516	27890401	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000516	27890402	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000507	27758445	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000507	27779573	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000519	27747670	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000519	27747673	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000519	27747678	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000519	27755876	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002088	27751344	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000509	27849185	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000515	27758398	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000515	27758399	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000671	27849434	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000671	27849454	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000671	27883646	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000671	27883685	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000671	27883686	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000506	27758494	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000500	27759931	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000500	27764275	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002091	27759542	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002091	27759543	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002091	27759544	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002091	27759545	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000502	27762557	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000502	27762558	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002086	27850411	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002086	27850417	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000490	27853727	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000490	27853728	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000489	27726774	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000562	27871729	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000562	27871731	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000562	27871732	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000562	27871733	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000562	27871734	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000562	27871735	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000492	27737564	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000492	27737565	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000513	27726707	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000513	27726708	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000513	27726709	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000835	27743443	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000479	27736944	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000479	27736945	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000479	27736946	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.	TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000479	27736965	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000479	27736975	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		TIL appears to be final but not signed nor initialed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000485	27744432	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000483	27746851	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000483	27746852	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000483	27746853	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Defect	Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File	Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000483	27746854	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000483	27746855	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000491	27746870	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000491	27746871	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $140,336.34 is underdisclosed from calculated Finance Charge of $141,456.34 in the amount of $XXX.	TIL itemization did not disclose the loan origination fee of $1,120 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000484	27780281	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL signed by all required parties is blank										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000484	27780294	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000484	27780295	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000484	27780296	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000476	27754200	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000477	27761038	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000472	27759287	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $121,726.38 is underdisclosed from calculated Finance Charge of $121,949.70 in the amount of $223.32.	TIL itemization did not disclose Title courier $25 & Recording fee $20 as prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000480	27849694	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000458	27848986	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000458	27848999	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000458	27849000	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000458	27849018	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000458	27849021	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000458	27849022	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000458	27849023	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000458	27849025	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000458	27849026	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000473	27851151	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $265,287.90 is underdisclosed from calculated Finance Charge of $265,370.58 in the amount of $82.68.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000482	27848995	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL APR Under/Over Disclosed By Greater Than XX%	Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000482	27848996	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $30,922.02 is underdisclosed from calculated Finance Charge of $31,407.02 in the amount of $485.00.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000487	27876316	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000459	27849141	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000460	27855000	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8000460	27855001	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8000460	27855005	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	D		D				Yes
XXXX	XXXX	XXXX	8000460	27855136	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8000460	27896618	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $207,096.19 is underdisclosed from calculated Finance Charge of $207,146.19 in the amount of $50.00.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	D		D				Yes
XXXX	XXXX	XXXX	8000481	27743279	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000454	27849788	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000454	27849789	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000454	27849842	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000454	27876177	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000475	27744475	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000475	27744479	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000475	27744614	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $317,739.31 is underdisclosed from calculated Finance Charge of $318,912.04 in the amount of $1,172.73.	TIL itemization did not disclose an attorney fee of $800 and Title pickup fee of $350 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000451	27849305	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000451	27849435	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000451	27875750	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000450	27849949	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000450	27849950	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000450	27849951	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000443	27747061	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000443	27747078	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $76,940.61 is underdisclosed from calculated Finance Charge of $76,999.61 in the amount of $59.00.	TIL Itemization did not disclose an Recording Service Fee $59 as prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000449	27852998	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000453	27746906	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001087	27749693	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	TIL APR Tolerance Irregular Transaction	Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.									3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001087	27749694	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $158,478.55 is underdisclosed from calculated Finance Charge of $200,469.20 in the amount of $41,990.65.	Closing instructions indicate the Index used was XX%. The closest Index available in our look-back period is XX%								3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000471	27854160	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000471	27854161	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000471	27854162	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000433	27753001	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000433	27753012	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000433	27753063	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000433	27753185	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)	Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000433	27753186	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000433	27753187	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000433	27753188	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000433	27779253	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000431	27872655	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000431	27872656	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000431	27872657	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000442	27758767	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000442	27758769	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000446	27724311	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000446	27724312	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000435	27744321	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000435	27744326	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000435	27744327	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000435	27744881	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000435	27744882	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000435	27744883	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000435	27744884	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000435	27744885	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000435	27744886	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000435	27744887	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002081	27730502	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8002081	27730503	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000440	27874986	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000440	27874987	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000440	27874988	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000440	27874989	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000440	27874990	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $302,325.52 is underdisclosed from calculated Finance Charge of $313,353.53 in the amount of $11,028.01.	Approval indicates the Index used was XX%. The closest Index available in our look-back period is XX%.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000456	27876588	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000456	27876589	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $47,802.71 is underdisclosed from calculated Finance Charge of $48,447.55 in the amount of $644.84.	TIL Itemization did not disclose $XXX Underwriting Fee as a prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000429	27724687	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000429	27724688	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000429	27724689	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000429	27724690	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000429	27724691	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000429	27724692	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000429	27724701	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000429	27724706	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000429	27724711	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000455	27728181	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000439	27727607	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000439	27727608	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000439	27727620	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000425	28025216	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000425	28025217	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000425	28025222	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000425	28025409	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000425	28025410	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000425	28025411	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000425	28025412	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000425	28025414	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000426	27831427	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000426	27831457	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000424	27749336	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000424	27749346	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000424	27755065	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $277,510.89 is underdisclosed from calculated Finance Charge of $277,620.94 in the amount of $110.05.	Unable to determine under disclosure due to missing Itemization of Amounts Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000430	27747138	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000422	27853248	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000422	27853251	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000422	27853254	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000422	27853301	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000422	27853302	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000422	27853303	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000422	27853304	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000422	27853305	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)	Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000422	27853306	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000422	27853307	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000422	27853308	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000422	27853309	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000436	27747142	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000436	27747143	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice)	Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002080	27747388	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000418	27747414	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000418	27747415	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $378,777.20 is underdisclosed from calculated Finance Charge of $380,117.97 in the amount of $1,340.77.	Under disclosure in the payment stream. Final TIL payment stream for payments 121 through 132 includes MI less than theXX%.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000423	27747167	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000428	27853994	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000428	27875532	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000428	27875649	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000417	27748096	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000417	27748097	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000421	27840544	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000421	27840679	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000421	27840680	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $219,143.13 is underdisclosed from calculated Finance Charge of $220,118.04 in the amount of $974.91.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002236	27750041	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002236	27750042	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Connecticut Prepayment Penalty Test	Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. Prepay language states prepay will not exceed maximum permitted by applicable law.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000416	27841784	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Compliant Test	TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000416	27841785	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002075	27816343	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002075	27816490	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002075	27816516	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000403	27758393	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $39,945.70 is underdisclosed from calculated Finance Charge of $40,195.70 in the amount of $250.00.	TIL itemization did not disclose a service charge fee of $350 or closing protection letter fee of $35 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000404	27841749	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000404	27841752	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000412	27759202	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002076	27758973	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000410	27759019	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000400	27841592	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000400	27841593	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000402	27839708	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000402	27839726	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000407	27876084	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002073	27841499	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $139,518.48 is underdisclosed from calculated Finance Charge of $140,081.76 in the amount of $563.28.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002073	27841506	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000406	27841759	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $192,186.65 is underdisclosed from calculated Finance Charge of $192,297.65 in the amount of $111.00.	Unable to determine under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000406	27841760	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000406	27841761	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000406	27853943	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000399	27840931	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000399	27840947	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000399	27840948	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000427	27846237	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $135,267.88 is underdisclosed from calculated Finance Charge of $135,485.61 in the amount of $217.73.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000427	27846251	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)	Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000427	27846252	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000427	27846253	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000401	27762709	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000504	27765445	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Construction-Permanent		B		B				No
XXXX	XXXX	XXXX	8000504	27765449	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Construction-Permanent		B		B				No
XXXX	XXXX	XXXX	8000504	27786583	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Construction-Permanent		B		B				No
XXXX	XXXX	XXXX	8000504	27786741	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Construction-Permanent		B		B				No
XXXX	XXXX	XXXX	8000398	27763880	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000398	27763881	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000386	27784911	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000409	27841297	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material	Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000409	27841423	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $470,339.31 is underdisclosed from calculated Finance Charge of $478,578.37 in the amount of $8,239.06.	TIL Itemization did not disclose an Attorney Fee of $600, Building Plans Fee of $200, a Tax Pick-up Fee of $509.81, Courier Fees of $155 and an Escrow Holdback of $7500 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	D		D				Yes
XXXX	XXXX	XXXX	8000388	27841789	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000388	27841790	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000388	27841791	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $141,324.30 is underdisclosed from calculated Finance Charge of $141,827.42 in the amount of $503.12.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000390	27840937	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000390	27840938	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000390	27840939	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File	Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000390	27840940	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000390	27840941	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000390	27840946	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000384	27846789	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000384	27846790	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000384	27846793	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000384	27875153	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000384	27875160	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000385	27760852	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000385	27760941	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $199,820.82 is underdisclosed from calculated Finance Charge of $200,052.82 in the amount of $232.00.	Unable to determine under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000385	27778654	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002074	27845816	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $91,513.93 is underdisclosed from calculated Finance Charge of $91,560.50 in the amount of $46.57.	TIL Itemization did not disclose a $45.00 internet processing fee as prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002074	27845819	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000387	27879143	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000387	27879146	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $319,616.48 is underdisclosed from calculated Finance Charge of $320,821.48 in the amount of $XXX.	Unable to determine under disclosure due to missing TIL itemization of amount financed								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000394	27764963	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000414	27762272	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000414	27762285	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000414	27762349	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000414	27762350	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000414	27762351	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000414	27762352	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000414	27762353	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000414	27762354	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000414	27762404	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000397	27813627	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000397	27813642	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000397	27813645	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000397	27813646	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000397	27813647	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000397	27813648	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000397	27813649	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000397	27813650	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000380	27764916	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000380	27764965	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $58,750.46 is underdisclosed from calculated Finance Charge of $58,800.54 in the amount of $50.08.	Under disclosure due to itemization does not disclose wire fee of $20, flood cert fee of $15 and mortgage release of $15.00 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000377	27763781	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000377	27763782	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000393	27765818	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $126,059.14 is underdisclosed from calculated Finance Charge of $128,713.70 in the amount of $2,654.56.	Approval indicate the Index used was XX%. The closest Index available in our look-back period is XX%.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000393	27765821	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000393	27765822	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000379	27764300	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000373	27763519	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000373	27763528	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000372	27764313	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000372	27764395	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000372	27764396	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000396	27871053	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000396	27871055	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $277,517.31 is underdisclosed from calculated Finance Charge of $277,617.31 in the amount of $100.00.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000396	27871056	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000396	27871080	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000364	27872622	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000364	27872682	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000364	27872684	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $239,314.06 is underdisclosed from calculated Finance Charge of $239,423.08 in the amount of $109.02.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000364	27872685	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000374	27730297	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000365	27845550	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000365	27845572	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000365	27845573	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000365	27845574	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000365	27845575	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000365	27845576	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000365	27875004	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000363	27744060	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000383	27846461	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000356	27744836	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000354	27874703	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000354	27874704	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000358	27747332	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000358	27747333	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000389	27746880	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000389	27746881	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000389	27746882	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000389	27746883	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002069	27847484	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				Yes
XXXX	XXXX	XXXX	8002069	27989559	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $274,004.57 is underdisclosed from calculated Finance Charge of $274,249.56 in the amount of $244.99.	TIL itemization does not disclose an attorney fee of $400.00 as a prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000360	27845670	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000360	27845671	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002064	27846632	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002064	27846633	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000355	27847296	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000381	27751226	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000381	27751290	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000381	27778505	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000352	27755530	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000352	27755531	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000352	27755532	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000341	27754046	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000341	27754047	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000341	27754048	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000346	27830883	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000346	27830888	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000346	27830919	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000346	27830920	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000346	27830921	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000339	27896285	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $293,125.32 is underdisclosed from calculated Finance Charge of $293,417.32 in the amount of $292.00.	Itemization did not disclose Settlement/Closing/Escrow fee of $325 as prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000348	27759002	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002065	27759437	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B		B				No
XXXX	XXXX	XXXX	8000340	27758999	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000336	27848183	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000343	27722935	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000335	27849112	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $107,089.64 is underdisclosed from calculated Finance Charge of $107,129.64 in the amount of $40.00.	TIL Itemization did not disclose Courier Fees totaling $40.00 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000331	27727718	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002134	27850067	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002134	27850068	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002061	27737875	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002061	27737876	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $115,130.48 is underdisclosed from calculated Finance Charge of $115,730.53 in the amount of $600.05.	Under-disclosure is payment stream related sourced to the calculation of MI payments within the Final TIL.				Reviewer Comment (2023-03-24): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Truth In Lending Act: Final TIL Finance Charge of $115,130.48 is underdisclosed from calculated Finance Charge of $115,613.03 in the amount of $482.55.				3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000328	27848361	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000328	27848363	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000333	27849229	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $206,072.36 is underdisclosed from calculated Finance Charge of $208,072.35 in the amount of $1,999.99.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000996	27871904	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000368	27850186	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000368	27879227	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000362	27849164	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000367	27871820	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000367	27915133	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000323	27849497	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000323	27849504	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000323	27849529	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000323	27849622	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000323	27849623	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000323	27849624	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000323	27849625	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000323	27849626	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000323	27849627	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000325	27747141	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000325	27747160	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000337	27754905	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000337	27754906	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001115	27756034	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $196,432.28 is underdisclosed from calculated Finance Charge of $196,967.28 in the amount of $535.00.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8001115	27756035	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000330	27850393	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000330	27850396	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000330	27850397	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000330	27850398	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000330	27850400	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000330	27850401	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000330	27850414	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000330	27850418	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000330	27850420	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000315	27844324	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000332	27758881	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000332	27758882	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000332	27766249	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000466	27758903	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000466	27758904	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000466	27779337	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000318	27843276	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		B		B				No
XXXX	XXXX	XXXX	8000318	27843304	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		B		B				No
XXXX	XXXX	XXXX	8000318	27843305	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		B		B				No
XXXX	XXXX	XXXX	8000318	27848150	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		B		B				No
XXXX	XXXX	XXXX	8000319	27844928	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000319	27845013	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material	Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000319	27845014	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000319	27845015	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000319	27845016	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000319	27845017	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000321	27855163	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000321	27855164	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000321	27855165	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000321	27855167	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000321	27855168	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000321	27873934	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000316	27728170	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $225,930.61 is underdisclosed from calculated Finance Charge of $226,055.61 in the amount of $125.00.	Unable to determine under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000316	27728171	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000320	27852936	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000320	27852939	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000320	27873862	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000314	27762900	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000314	27762957	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000314	27762960	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000314	27762961	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $200,466.61 is underdisclosed from calculated Finance Charge of $200,511.73 in the amount of $45.12.	Unable to determine under disclosure due to missing TIL itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000311	27730927	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000311	27730930	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000311	27730931	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)	Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000311	27730932	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000311	27730933	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000311	27730934	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000311	27730935	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000312	27854157	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000312	27854159	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000298	27844632	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000301	27845025	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000301	27845082	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000301	27873262	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000302	27749557	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		D		D				No
XXXX	XXXX	XXXX	8000302	27749561	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Investment	Purchase		D		D				No
XXXX	XXXX	XXXX	8000302	27749562	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		D		D				No
XXXX	XXXX	XXXX	8000299	27747619	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000299	27747620	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000292	27758906	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000296	27854058	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $44,344.13 is underdisclosed from calculated Finance Charge of $44,471.09 in the amount of $126.96.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000296	27854059	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000309	27854400	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000309	27854402	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000309	27854403	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000309	27854413	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $138,586.21 is underdisclosed from calculated Finance Charge of $138,639.21 in the amount of $53.00.	TIL itemization did not disclose a Assignment of Mortgage Fee of $18 and Title Courier Fees of $35 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000308	27853382	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000308	27853395	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000308	27853397	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000308	27853398	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002059	27744390	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000307	27854577	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8000307	27854683	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8000307	27854684	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000307	27854685	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8000303	27854107	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000303	27854108	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000303	27862784	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000304	27750559	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000290	27748040	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000294	27860608	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $180,443.32 is underdisclosed from calculated Finance Charge of $180,703.38 in the amount of $260.06.	TIL itemization does not disclose a settlement fee of $215.00 or a courier fee of $45.00 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000295	27747404	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000295	27747405	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000295	27747406	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000295	27747407	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000295	27747408	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000295	27747409	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000295	27747420	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000295	27747448	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000295	27747449	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000293	27861253	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000293	27861254	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000280	27758134	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000280	27765819	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000280	27765820	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000273	27873281	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000278	27758663	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000278	27758665	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000279	27762519	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000279	27762522	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Second Home	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000279	27762523	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000279	27762524	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000279	27762527	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000279	27762542	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000279	27762560	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000277	27857936	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000277	27857940	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000277	27857941	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000277	27857942	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000275	27857604	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002058	27854095	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000286	27724219	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000286	27724221	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000286	27724222	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000286	27724232	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000286	27724233	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000286	27724234	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000286	27724235	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000286	27724236	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000263	27726416	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000260	27843814	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000260	27851076	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $128,245.34 is underdisclosed from calculated Finance Charge of $128,425.34 in the amount of $180.00.	TIL itemization did not disclose an release tracking fee of $100 and subordination fee of $75 as prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000265	27856227	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000253	27737379	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000253	27737411	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000253	27737412	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000253	27737413	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000253	27737414	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)	Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000253	27737415	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000253	27737416	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000253	27737417	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000253	27737418	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000257	27862599	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000257	27895759	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000288	27744227	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000258	27872229	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000258	27872230	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000248	27744477	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000247	27744066	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000247	27744067	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000266	27747604	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000254	27881458	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $157,873.20 is underdisclosed from calculated Finance Charge of $159,545.56 in the amount of $1,672.36.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000254	27893194	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000254	27893195	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000254	27893196	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000254	27893197	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000234	27753111	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000234	27753155	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000234	27753156	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000236	27872100	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000236	27872101	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $45,208.63 is underdisclosed from calculated Finance Charge of $45,408.97 in the amount of $200.34.	Unable to determine under-disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000236	27872102	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000236	27895095	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000252	27817079	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000252	27817088	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000252	27817286	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000252	27817287	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000252	27817297	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000252	27817298	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000252	27817299	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000252	27817300	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000252	27817677	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000269	27871923	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000269	27871924	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000239	27752167	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000250	27751327	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000250	27751330	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000250	27751331	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000250	27751370	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000244	27872211	XXXX	XX/XX/XXXX 9:12:30 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000244	27895322	XXXX	XX/XX/XXXX 9:12:30 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $394,101.59 is underdisclosed from calculated Finance Charge of $394,159.84 in the amount of $58.25.	TIL itemization did not disclose a document review fee of $75 as a prepaid finance charge. TIL Itemization disclosed title courier/messenger charges in the amount of $30 and final HUD reflects $13.25.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000244	27915359	XXXX	XX/XX/XXXX 9:12:30 AM	Compliance	Compliance	Miscellaneous Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	(Doc Error) RTC Error: Right to Cancel expiration date is blank.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000244	27915382	XXXX	XX/XX/XXXX 9:12:30 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Unable to test RTC expiration date due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000233	27872456	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000233	27872464	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $81,083.28 is underdisclosed from calculated Finance Charge of $81,546.43 in the amount of $463.15.	Unable to determine under disclosure due to missing Itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000240	27873082	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000240	27873093	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000240	27873094	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000232	27871211	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000232	27871215	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000232	27871235	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000232	27871236	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000232	27871237	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000232	27871238	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000235	27872557	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000235	27872558	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000235	27872559	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000235	27872579	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002235	27759466	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002235	27759467	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $210,734.06 is underdisclosed from calculated Finance Charge of $211,270.52 in the amount of $536.46.	TIL Itemization did not disclose $400.00 Attorney Fee, $150 QC Assist Fee, $15.50 FedEx Fee as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000245	27873293	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000245	27873294	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)	Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000245	27873295	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000245	27873296	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000245	27895181	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $105,053.02 is underdisclosed from calculated Finance Charge of $105,143.02 in the amount of $90.00.	TIL itemization does not disclose an overnight fee of $30.00 as a prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000231	27879330	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000231	27879331	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $274,476.88 is underdisclosed from calculated Finance Charge of $275,106.88 in the amount of $630.00.	TIL Itemization did not $600.00 Admin Fee and $10.00 Wire Fee as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000229	27872224	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000229	27872250	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000229	27872251	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000229	27894461	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000212	27893952	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Document: HUD-1 Addendum not provided										3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000212	27894130	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $95,765.74 is underdisclosed from calculated Finance Charge of $95,829.68 in the amount of $63.94.	TIL itemization did not disclose fee collected purpose not disclosed fee of $81.94 as prepaid finance charges. Itemization reflects credit report fee of $18 and is not included in the prepaid finance charges on HUD.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	D		D				Yes
XXXX	XXXX	XXXX	8000212	27910771	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	D		D				Yes
XXXX	XXXX	XXXX	8000212	27910780	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000212	27985605	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000224	27873177	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000224	27873178	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000224	27894246	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000238	27872300	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000238	27872313	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000238	27872314	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000206	27872896	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000206	27872897	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000204	27831325	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000217	27862467	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000217	27862476	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000217	27862480	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000220	27748184	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)	Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000220	27748185	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000220	27748186	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000199	27862518	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000199	27862519	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $290,478.07 is underdisclosed from calculated Finance Charge of $290,765.07 in the amount of $287.00.	TIL Itemization did not disclose $25.00 Courier Fee, $25.00 Wire Fee, $72.00 Tax Service Fee and $15.00 Flood Cert Fee as prepaid finance charges. Additionally, HUD reflects an $825.00 Attorney Fee. TIL Itemization disclosed $675.00.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002051	27872096	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002051	27872119	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002051	27872120	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $106,440.04 is underdisclosed from calculated Finance Charge of $106,767.72 in the amount of $327.68.	Unable to determine under disclosure due to missing Itemization of Amount Financed								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000208	27730005	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000213	27871588	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000213	27871589	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000227	27724946	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing Material	Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8000227	27724947	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8000227	27724948	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	D		D				No
XXXX	XXXX	XXXX	8000227	27724949	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	D		D				No
XXXX	XXXX	XXXX	8000227	27724950	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $228,788.18 is underdisclosed from calculated Finance Charge of $229,149.86 in the amount of $361.68.	TIL itemization did not disclose a Title closer fee of $360 as prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	D		D				Yes
XXXX	XXXX	XXXX	8000227	27724951	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000209	27871444	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000209	27871445	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000209	27871446	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $184,218.45 is underdisclosed from calculated Finance Charge of $185,451.45 in the amount of $XXX.	TIL Itemization disclosed a Settlement/Closing Fee of $100 and a Tax Cert Fee (Life of Loan) of $31 and Final HUD reflects $356 and $50 respectively. TIL payment stream disclosed 11 Payments with MI of $1055.95 and Calculated payment stream reflects 32.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000218	27872304	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000218	27872305	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000218	27872306	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000218	27894078	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000214	27872458	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000211	27736624	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000211	27736625	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000211	27736626	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000211	27736627	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000211	27736628	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000211	27736629	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000211	27736631	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000211	27736638	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000211	27736641	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000195	27875055	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000195	27893441	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000201	27739579	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000201	27739580	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $234,675.41 is underdisclosed from calculated Finance Charge of $235,344.31 in the amount of $668.90.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000191	27871526	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000191	27871527	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000191	27871536	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000191	27871563	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000205	27744732	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000205	27744733	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000181	27871356	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000181	27871362	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $139,039.28 is underdisclosed from calculated Finance Charge of $139,159.28 in the amount of $120.00.	TIL itemization did not disclose the Settlement fee of $130 as a prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000181	27871397	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000192	27872200	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000190	27872599	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000190	27872600	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000190	27872601	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000190	27872602	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000187	27871696	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000197	27872125	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000197	27872126	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $186,665.41 is underdisclosed from calculated Finance Charge of $187,347.90 in the amount of $682.49.	Unable to determine under-disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000197	27893456	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000550	27871794	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000550	27871795	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000550	27871797	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000179	27746987	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000179	27753835	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000168	27871747	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000168	27871748	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000193	27893345	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000183	27871908	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $336,385.40 is underdisclosed from calculated Finance Charge of $336,730.40 in the amount of $345.00.	Unable to determine under-disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000274	27872088	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000274	27895976	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000169	27747006	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002050	27872133	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000215	27879019	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000215	27879020	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000215	27879021	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000215	27879022	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000215	27879023	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000215	27879034	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000216	27785258	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000216	27785259	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $258,719.09 is underdisclosed from calculated Finance Charge of $258,921.17 in the amount of $202.08.	TIL itemization did not disclose the tax cert fee of $37.45, title courier fee of $80 and wire fee of $25 as prepaid finance charges. Itemization disclosed the prepaid interest fee as $109.85 whereas the HUD disclosed as $219.70.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000216	27785260	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000176	27873358	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL APR Under/Over Disclosed By Greater Than XX%	Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000176	27873359	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $97,958.51 is underdisclosed from calculated Finance Charge of $99,091.69 in the amount of $1,133.18.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000180	27751293	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000180	27751294	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000180	27751295	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $368,022.75 is underdisclosed from calculated Finance Charge of $369,772.25 in the amount of $1,749.50.	TIL Itemization did not disclose the $1657 in Fees to the Title Company, or the $37.50 Courier Fee, in the Prepaid Finance Charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000180	27751305	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000185	27871850	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000185	27871851	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000185	27871852	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000185	27890400	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000526	27874787	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000182	27758930	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000188	27871957	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000188	27872003	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000188	27872004	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)	Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000188	27872005	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000188	27872006	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000188	27872008	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000186	27872888	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000186	27872889	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $334,127.58 is underdisclosed from calculated Finance Charge of $334,528.87 in the amount of $401.29.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002048	27871604	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002048	27871621	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002048	27871622	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002048	27871623	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000178	27871922	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $199,125.71 is underdisclosed from calculated Finance Charge of $199,311.45 in the amount of $185.74.	Unable to determine under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000178	27890029	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000167	27778784	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000167	27778785	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000167	27778788	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $206,959.18 is underdisclosed from calculated Finance Charge of $207,014.18 in the amount of $55.00.	Unable to determine under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000167	27778789	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000167	27778790	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000167	27786241	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000167	27786242	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000174	27881662	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000174	27881664	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000174	27882490	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000161	27748260	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000161	27748262	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $62,144.65 is underdisclosed from calculated Finance Charge of $62,475.78 in the amount of $331.13.	Unable to determine under disclosure due to missing Itemization of Amounts Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000173	27812436	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000173	27812439	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000173	27812440	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000173	27812442	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000154	27878162	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000152	27727983	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000152	27727984	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000175	27874553	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000175	27874593	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000175	27874594	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000175	27874595	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000156	27737102	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8000156	27737103	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material	Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8000156	27737104	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8000156	27737105	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8000156	27737106	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000159	27876425	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000159	27876428	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $205,185.70 is underdisclosed from calculated Finance Charge of $205,335.70 in the amount of $150.00.	Unable to determine under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000159	27889354	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000276	27879002	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000276	27879003	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000276	27879004	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000276	27879005	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000276	27879006	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000153	27874619	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000164	27876073	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $211,195.25 is underdisclosed from calculated Finance Charge of $211,434.52 in the amount of $239.27.	Lump sum seller credit of $4,000 reflected on HUD-1, however the loan file does not itemize which fees this credit is applied to so it has not been included in testing.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000146	27872110	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000146	27872111	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000146	27872113	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000162	27875154	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000162	27875241	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000162	27875242	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL APR Under/Over Disclosed By Greater Than XX%	Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000162	27875243	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $65,600.30 is underdisclosed from calculated Finance Charge of $66,445.82 in the amount of $845.52.	Unable to determine under disclosure due to missing Itemization of amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000162	27875244	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000148	27748214	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000147	27747005	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000140	27874025	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000140	27874203	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000140	27998945	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000151	27748206	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000151	27748210	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000151	27748273	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000151	27748274	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000151	27748275	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000151	27748276	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000142	27754962	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000142	27754963	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $182,912.22 is underdisclosed from calculated Finance Charge of $182,970.77 in the amount of $58.55.	TIL Itemization did not disclose $40 Title Courier Fee and $19.13 Wire/Funding Fee as prepaid finance charge								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000158	27872428	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000158	27872429	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000149	27755793	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000144	27753054	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000144	27753055	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000144	27753056	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000144	27753057	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002045	27755319	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $75,011.78 is underdisclosed from calculated Finance Charge of $75,171.75 in the amount of $159.97.	TIL itemization did not disclose a courier fee of $60 or a settlement fee of $250 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000145	27875097	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000145	27875099	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $114,353.39 is underdisclosed from calculated Finance Charge of $114,469.59 in the amount of $116.20.	Unable to determine under disclosure due to missing TIL itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000136	27756066	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000136	27756067	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $436,280.91 is underdisclosed from calculated Finance Charge of $436,563.75 in the amount of $282.84.	TIL itemization did not disclose a Title Closer fee of $275.00 as a prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000136	27756107	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000150	27874227	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000150	27889160	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $222,769.33 is underdisclosed from calculated Finance Charge of $224,158.61 in the amount of $1,389.28.	Under disclosure is due to TIL reflecting MI in the payments for 30 months, however based on the loan amount and appraised value the MI term is 52 months. Additionally, TIL Itemization did not disclose a courier fee of $30.00 as a prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000137	27759215	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000130	27759361	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000130	27759362	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000130	27759363	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000130	27759364	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)	Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000130	27759365	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000130	27759366	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000130	27759367	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000130	27759368	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000130	27759371	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000131	27874922	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B		B				No
XXXX	XXXX	XXXX	8000141	27874501	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Connecticut Prepayment Penalty Test	Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act. Prepay language states prepay will not exceed maximum permitted by applicable law.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000141	27874506	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000141	27888825	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000134	27758826	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000134	27765121	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000129	27875713	XXXX	XX/XX/XXXX 9:14:42 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000122	27758547	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000203	27874152	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $52,285.73 is underdisclosed from calculated Finance Charge of $52,340.73 in the amount of $55.00.	TIL itemization does not disclose an assignment fee of $20.00 or a flood cert fee of $35.00 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000133	27874750	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000133	27874785	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000133	27874786	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000272	27873621	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002043	27985078	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $428,210.37 is underdisclosed from calculated Finance Charge of $428,938.56 in the amount of $728.19.	TIL itemization does not disclose an attorney fee of $850.00 as a prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000127	27724285	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000127	27724286	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000127	27724287	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000127	27724288	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000127	27724293	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000127	27724295	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002137	27884590	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002137	27884591	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002137	27884592	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002137	27884593	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000124	27876969	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		B		B				No
XXXX	XXXX	XXXX	8000124	27876970	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		B		B				No
XXXX	XXXX	XXXX	8000124	27876971	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		B		B				No
XXXX	XXXX	XXXX	8000124	27876972	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		B		B				No
XXXX	XXXX	XXXX	8000124	27876986	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		B		B				No
XXXX	XXXX	XXXX	8000124	27876992	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		B		B				No
XXXX	XXXX	XXXX	8000124	27876995	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		B		B				No
XXXX	XXXX	XXXX	8000119	27874698	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000116	27874303	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000120	27875461	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $83,875.96 is underdisclosed from calculated Finance Charge of $84,111.96 in the amount of $236.00.	Unable to determine under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000120	27875462	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000138	27724654	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000138	27724655	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $88,591.63 is underdisclosed from calculated Finance Charge of $88,840.03 in the amount of $248.40.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000139	27755205	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		B		B				No
XXXX	XXXX	XXXX	8000139	27755222	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		B		B				No
XXXX	XXXX	XXXX	8000139	27755232	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		B		B				No
XXXX	XXXX	XXXX	8000139	27755346	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		B		B				No
XXXX	XXXX	XXXX	8000139	27755347	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		B		B				No
XXXX	XXXX	XXXX	8000139	27755348	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		B		B				No
XXXX	XXXX	XXXX	8000139	27755349	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		B		B				No
XXXX	XXXX	XXXX	8000110	27881797	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000110	27881798	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Third Circuit)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000110	27881799	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000110	27881800	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $291,895.75 is underdisclosed from calculated Finance Charge of $292,390.49 in the amount of $494.74.	TIL itemization did not disclose a Notice of Settlement fee $20, settlement fee $395 and Courier fee $77 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000110	27917193	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000109	27875342	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000109	27886909	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $168,695.96 is underdisclosed from calculated Finance Charge of $168,952.67 in the amount of $256.71.	TIL itemization does not disclose a settlement fee of $200.00, a courier fee of $50.00 wire fee of $25.000 or a tax cert fee of $30.00 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000117	27878540	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000112	27878954	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000112	27878957	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000112	27878960	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000160	27880193	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000160	27880197	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000160	27880199	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000108	27876364	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000107	27878435	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000107	27878550	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000107	27878551	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000107	27878552	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000111	27876902	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000111	27876915	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000111	27876917	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000111	27876918	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000100	27736675	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000099	27747395	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000099	27747396	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $366,048.52 is underdisclosed from calculated Finance Charge of $366,108.52 in the amount of $60.00.	The itemization of amount financed did not include the escrow service fee of $65 as a prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000094	27880252	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000094	27880268	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000094	27880269	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000094	27880270	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000094	27880271	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000093	27877351	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000093	27877354	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000093	27877355	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000093	27877356	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000093	27877358	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000093	27877359	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000093	27877369	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000093	27896245	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002037	27881875	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002037	27984897	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000096	27882349	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $48,620.43 is underdisclosed from calculated Finance Charge of $48,971.75 in the amount of $351.32.	Unable to determine finance charge under disclosure due to missing Itemization of Amount Financed. In addition, the under-disclosure is payment stream related due to the difference in calculation of MI payments reflected within the Final TIL.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000101	27881538	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000101	27881623	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000101	27881624	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000098	27747770	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000098	27747881	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000095	27752068	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000095	27752076	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000095	27752078	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000095	27752121	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000095	27752124	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000095	27752125	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000095	27752126	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000095	27752129	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000095	27752130	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000088	27756622	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000088	27756624	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000088	27756625	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000089	27881616	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $117,301.12 is underdisclosed from calculated Finance Charge of $119,103.40 in the amount of $1,802.28.	Unable to determine under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000086	27881683	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002036	27881690	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000084	27881706	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8000084	27881707	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8000084	27881708	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8000084	27881709	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8000085	27778221	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000085	27778223	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $245,283.01 is underdisclosed from calculated Finance Charge of $245,410.19 in the amount of $127.18.	TIL itemization did not disclose a signing fee of $110, a courier fee of #5.78 or a flood cert fee of $3 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000085	27778224	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000082	27881805	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000082	27881806	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000082	27881830	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000535	27724270	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $263,275.19 is underdisclosed from calculated Finance Charge of $264,086.95 in the amount of $811.76.	TIL Itemization did not disclose Attorney Fee of $750, Document signing fee of $125 and notice of settlement fee of $80 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000535	27724271	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000535	27724272	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000535	27724273	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000091	27881617	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000091	27881619	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000091	27881621	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000091	27881633	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000091	27881634	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000091	27881635	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000091	27881636	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000091	27881637	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000081	27881737	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $181,827.67 is underdisclosed from calculated Finance Charge of $181,978.00 in the amount of $150.33.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000077	27881500	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000077	27881522	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000077	27881523	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000077	27881524	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000077	27881525	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000077	27882760	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000077	27882771	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000077	27882773	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000075	27723731	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000078	27880067	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $313,028.43 is underdisclosed from calculated Finance Charge of $313,557.11 in the amount of $528.68.	Payment stream on Final TIL reflects declining MI payments. MI Cert reflects split/level PMI.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002035	27877244	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002035	27877247	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $97,228.35 is underdisclosed from calculated Finance Charge of $99,575.25 in the amount of $2,346.90.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002035	27984543	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000076	27878065	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8000076	27878096	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8000076	27878098	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000076	27878099	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8000076	27886173	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8000079	27878336	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000079	27878388	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000079	27878390	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000079	27878391	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000074	27879161	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $97,073.85 is underdisclosed from calculated Finance Charge of $97,168.85 in the amount of $95.00.	TIL Itemization disclosed a Courier/Fax Fee of $30 and Settlement/Closing Fees of $200 and Final HUD reflects $75 and and $250 respectively.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000074	27886388	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000067	27723958	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000070	27890561	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B		B				No
XXXX	XXXX	XXXX	8000069	27876810	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000069	27876811	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000069	27876812	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000069	27876813	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000069	27876814	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Missing Information to Determine Origination Channel	Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000069	27876815	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	Misc. State Level	Virginia Tangible Net Benefit Test	Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000069	27876816	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000069	27876817	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000069	27876968	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000069	27876974	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000069	27876975	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000062	27736972	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000065	27880188	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000065	27880189	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000066	27728256	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000066	27728259	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $68,640.76 is underdisclosed from calculated Finance Charge of $68,803.26 in the amount of $162.50.	Under disclosure due to payment stream does not match. The final TIL does not disclose the MI payment of $14.92 for the first year, as the lender's payment stream has the disclosed the MI payment for the plan type.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000066	27728266	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000057	27736712	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000057	27736743	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000057	27736751	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000057	27736765	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000057	27736766	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000057	27736767	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000057	27736768	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000057	27736769	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000060	27878046	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000060	27878091	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000060	27878092	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000059	27879278	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000059	27879279	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $123,513.78 is underdisclosed from calculated Finance Charge of $123,808.78 in the amount of $295.00.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000058	27880056	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000056	27892141	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000056	27892142	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $409,718.29 is underdisclosed from calculated Finance Charge of $410,436.29 in the amount of $718.00.	Unable to determine reason for under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000056	27892143	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000053	27889701	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000053	27889702	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $79,671.93 is underdisclosed from calculated Finance Charge of $79,796.93 in the amount of $125.00.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000061	27890326	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000061	27890327	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $234,844.82 is underdisclosed from calculated Finance Charge of $235,294.59 in the amount of $449.77.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000054	27881603	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000054	27882515	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $181,503.87 is underdisclosed from calculated Finance Charge of $181,630.83 in the amount of $126.96.	TIL itemization did not disclose a settlement fee of $150 as a prepaid finance charge. TIL Itemization disclosed prepaid interest charges in the amount of $138.21 and final HUD only reflects $115.17.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000054	27882531	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000052	27881542	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $183,301.01 is underdisclosed from calculated Finance Charge of $183,402.91 in the amount of $101.90.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8002034	27881851	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002034	27881854	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002034	27881856	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002034	27881861	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002034	27881864	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002034	27881865	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002034	27881866	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002034	27881868	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8002034	27881869	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000072	27883309	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000072	27883310	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000045	27882102	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000045	27882115	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000045	27882117	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000045	27882133	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000045	27882134	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000045	27882135	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000045	27882136	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000045	27882137	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000045	27882138	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000044	27882406	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000047	27750034	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000047	27750036	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000047	27753625	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $386,582.90 is underdisclosed from calculated Finance Charge of $386,808.65 in the amount of $225.75.	Unable to determine under disclosure due to missing Itemization of Amounts Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000043	27747651	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000043	27753350	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000041	27911008	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000041	27911009	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000041	27911010	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000042	27881963	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000042	27881964	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000042	27881965	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Defect	Illinois Prepayment Penalty	Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of XX%. Prepay language states prepay will not exceed maximum permitted by applicable law.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000042	27881967	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000042	27881968	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000042	27881970	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000037	27878788	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000037	27878789	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000035	27882677	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000035	27915785	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000034	27882031	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000034	27882034	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000034	27882035	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000034	27882036	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000034	27882038	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000034	27882039	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000034	27882048	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000034	27882050	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000034	27882051	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000033	27882522	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000033	27882525	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000033	27882526	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000033	27882527	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000033	27882529	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000033	27882530	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000033	27882532	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000033	27882536	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000033	27882565	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000032	27882896	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002033	27883258	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002033	27883260	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	State Compliance	State Late Charge	California Primary Residence Late Charge Grace Period Testing	California Late Charge: Note grace period of 5 days is less than the state minimum of 10 days.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000027	27882140	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000027	27882143	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000027	27882144	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000027	27882145	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000027	27882147	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000027	27882149	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000027	27882152	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000027	27882153	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000026	27882751	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000025	27883871	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000025	27915340	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $134,027.87 is underdisclosed from calculated Finance Charge of $134,532.87 in the amount of $505.00.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000022	27914287	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $70,317.35 is underdisclosed from calculated Finance Charge of $70,492.35 in the amount of $175.00.	Unable to determine under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000020	27884767	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000019	27892087	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000019	27892094	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000019	27892095	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000019	27892096	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000019	27892097	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000019	27892098	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000017	27892657	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000017	27892658	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $416,807.42 is underdisclosed from calculated Finance Charge of $417,123.88 in the amount of $316.46.	TIL itemization did not disclose an Assignment recording fee of $90, Attorney fee of $425, Title courier fee of $15 and Title pickup fee of $125 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000017	27892659	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000017	27893099	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000016	27750961	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000016	27750962	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000016	27751101	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000016	27751102	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000016	27751103	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000016	27751104	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000016	27751105	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000016	27751106	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000015	27883324	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $312,891.36 is underdisclosed from calculated Finance Charge of $314,288.57 in the amount of $1,397.21.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000284	27892692	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				Yes
XXXX	XXXX	XXXX	8000284	27892693	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000284	27918159	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000012	27876570	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000012	27876577	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000012	27876600	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000012	27876603	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000012	27876604	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000012	27876605	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000012	27876607	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000012	27876608	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000012	27885493	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000010	27752041	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000010	27752042	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000010	27752043	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000010	27752044	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000010	27752045	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD	No Defined Cure	D		D				No
XXXX	XXXX	XXXX	8000010	27752046	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD	No Defined Cure	D		D				No
XXXX	XXXX	XXXX	8000010	27752047	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				Yes
XXXX	XXXX	XXXX	8000010	27752049	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000010	27752058	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000010	27752062	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000010	27752069	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000011	27878456	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000009	27764453	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002039	27880111	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $39,257.28 is underdisclosed from calculated Finance Charge of $39,494.55 in the amount of $237.27.	Unable to determine under disclosure due to missing TIL itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				Yes
XXXX	XXXX	XXXX	8000143	27756438	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000143	27756439	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000005	27873286	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000005	27873288	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $306,338.98 is underdisclosed from calculated Finance Charge of $306,961.64 in the amount of $622.66.	TIL Itemization did not disclose a Settlement Closing Fee of $591.20 and a Courier Fee of $30 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	D		D				Yes
XXXX	XXXX	XXXX	8000005	27885350	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Document: HUD-1 Addendum not provided		HUD line 1111 reflects "see attachment", however, the attachment was not located. The $343.50 lump sum has been included in high cost testing.								3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000005	27885610	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000004	27754274	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000004	27754300	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000004	27754387	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000004	27754388	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000004	27754389	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				Yes
XXXX	XXXX	XXXX	8000004	27754390	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000003	27758414	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000003	27758415	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000003	27758416	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000003	27758417	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000003	27758419	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000003	27758422	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000003	27758424	XXXX	XX/XX/XXXX 12:05:12 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000002	27873776	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000729	27496516	XXXX	XX/XX/XXXX 4:33:29 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000637	27496536	XXXX	XX/XX/XXXX 9:22:53 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002138	27496565	XXXX	XX/XX/XXXX 9:08:21 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002138	27496566	XXXX	XX/XX/XXXX 9:08:21 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002138	27496567	XXXX	XX/XX/XXXX 9:08:21 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002138	27496568	XXXX	XX/XX/XXXX 9:08:21 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)	Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002138	27496569	XXXX	XX/XX/XXXX 9:08:21 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002138	27496570	XXXX	XX/XX/XXXX 9:08:21 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002138	27496571	XXXX	XX/XX/XXXX 9:08:21 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002138	27496572	XXXX	XX/XX/XXXX 9:08:21 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000732	27496556	XXXX	XX/XX/XXXX 4:13:02 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000949	27496600	XXXX	XX/XX/XXXX 10:58:17 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002123	27496589	XXXX	XX/XX/XXXX 8:44:39 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002182	27496612	XXXX	XX/XX/XXXX 8:44:39 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002182	27496613	XXXX	XX/XX/XXXX 8:44:39 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002182	27496614	XXXX	XX/XX/XXXX 8:44:39 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $700,239.93 is underdisclosed from calculated Finance Charge of $700,849.76 in the amount of $609.83.	Itemization did not include $600 Attorney Fees in the prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8002182	27496615	XXXX	XX/XX/XXXX 8:44:39 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002130	27496630	XXXX	XX/XX/XXXX 8:44:39 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002130	27496631	XXXX	XX/XX/XXXX 8:44:39 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000828	27496637	XXXX	XX/XX/XXXX 9:00:18 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000551	27496693	XXXX	XX/XX/XXXX 2:41:11 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001631	27496722	XXXX	XX/XX/XXXX 10:46:21 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001631	27496723	XXXX	XX/XX/XXXX 10:46:21 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001631	27496724	XXXX	XX/XX/XXXX 10:46:21 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001631	27496725	XXXX	XX/XX/XXXX 10:46:21 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001631	27496726	XXXX	XX/XX/XXXX 10:46:21 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001631	27496727	XXXX	XX/XX/XXXX 10:46:21 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001631	27496728	XXXX	XX/XX/XXXX 10:46:21 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001631	27496729	XXXX	XX/XX/XXXX 10:46:21 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				No
XXXX	XXXX	XXXX	8001631	27496730	XXXX	XX/XX/XXXX 10:46:21 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001631	27496731	XXXX	XX/XX/XXXX 10:46:21 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001631	27496733	XXXX	XX/XX/XXXX 10:46:21 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8001631	27523570	XXXX	XX/XX/XXXX 3:21:06 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000349	27496761	XXXX	XX/XX/XXXX 10:45:45 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000349	27496762	XXXX	XX/XX/XXXX 10:45:45 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000349	27496763	XXXX	XX/XX/XXXX 10:45:45 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000349	27496764	XXXX	XX/XX/XXXX 10:45:45 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000349	27496765	XXXX	XX/XX/XXXX 10:45:45 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000673	27496769	XXXX	XX/XX/XXXX 10:45:45 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000673	27496770	XXXX	XX/XX/XXXX 10:45:45 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000715	27496781	XXXX	XX/XX/XXXX 10:45:45 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000715	27496782	XXXX	XX/XX/XXXX 10:45:45 AM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	Note late charge exceeds maximum per state.	XXXX% late charge exceeds 2% maximum per state (NY).								2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002049	27496796	XXXX	XX/XX/XXXX 10:46:21 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000704	27496800	XXXX	XX/XX/XXXX 9:29:06 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000704	27496802	XXXX	XX/XX/XXXX 9:29:06 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000704	27496803	XXXX	XX/XX/XXXX 9:29:06 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000704	27496804	XXXX	XX/XX/XXXX 9:29:06 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000704	27496805	XXXX	XX/XX/XXXX 9:29:06 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000704	27496807	XXXX	XX/XX/XXXX 9:29:06 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				No
XXXX	XXXX	XXXX	8000704	27525294	XXXX	XX/XX/XXXX 8:12:27 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000740	27496820	XXXX	XX/XX/XXXX 9:29:06 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000740	27496821	XXXX	XX/XX/XXXX 9:29:06 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000740	27496823	XXXX	XX/XX/XXXX 9:29:06 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000923	27496809	XXXX	XX/XX/XXXX 12:03:38 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000923	27496811	XXXX	XX/XX/XXXX 12:03:38 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000923	27496816	XXXX	XX/XX/XXXX 12:03:38 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8000923	27496817	XXXX	XX/XX/XXXX 12:03:38 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000923	27496818	XXXX	XX/XX/XXXX 6:58:36 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000923	27496819	XXXX	XX/XX/XXXX 7:05:55 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000923	27522816	XXXX	XX/XX/XXXX 12:35:06 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001445	27496836	XXXX	XX/XX/XXXX 12:03:38 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001445	27496837	XXXX	XX/XX/XXXX 12:03:38 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001445	27496838	XXXX	XX/XX/XXXX 12:03:38 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001445	27496839	XXXX	XX/XX/XXXX 12:03:38 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001445	27496840	XXXX	XX/XX/XXXX 12:03:38 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001445	27496841	XXXX	XX/XX/XXXX 12:03:38 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001445	27496842	XXXX	XX/XX/XXXX 12:03:38 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate	RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001445	27496843	XXXX	XX/XX/XXXX 12:03:38 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002129	27496856	XXXX	XX/XX/XXXX 2:33:02 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002129	27496857	XXXX	XX/XX/XXXX 2:33:02 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002129	27496858	XXXX	XX/XX/XXXX 2:33:02 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8002129	27496859	XXXX	XX/XX/XXXX 2:33:02 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.	TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002129	27496861	XXXX	XX/XX/XXXX 2:33:02 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		TIL appears to be final but not signed nor initialed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002083	27496864	XXXX	XX/XX/XXXX 2:33:02 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $234,691.95 is underdisclosed from calculated Finance Charge of $235,141.85 in the amount of $449.90.	Unable to determine reason for under disclosure as file is missing the Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8000289	27496869	XXXX	XX/XX/XXXX 8:16:13 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000289	27496870	XXXX	XX/XX/XXXX 8:16:13 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $344,171.26 is underdisclosed from calculated Finance Charge of $344,331.21 in the amount of $159.95.	TIL Itemization did not disclose the $55 application, $150 settlement and $150 courier fees as prepaid finance charges								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8000289	27496871	XXXX	XX/XX/XXXX 8:16:13 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000289	27496873	XXXX	XX/XX/XXXX 8:16:13 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000289	27524086	XXXX	XX/XX/XXXX 11:24:42 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000351	27496879	XXXX	XX/XX/XXXX 10:23:31 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000351	27496880	XXXX	XX/XX/XXXX 10:23:31 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000366	27496889	XXXX	XX/XX/XXXX 10:23:31 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000366	27496890	XXXX	XX/XX/XXXX 10:23:31 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000366	27496891	XXXX	XX/XX/XXXX 10:23:31 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000521	27496893	XXXX	XX/XX/XXXX 10:23:31 AM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000521	27496894	XXXX	XX/XX/XXXX 10:23:31 AM	Compliance	Compliance	State Compliance	State Defect	New York Prepayment Penalty	New York Prepayment Penalty: Loan with an interest rate greater than 6% contains a prepayment penalty greater than 12 months.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000953	27496925	XXXX	XX/XX/XXXX 11:35:15 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000953	27496926	XXXX	XX/XX/XXXX 11:35:15 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000584	27496935	XXXX	XX/XX/XXXX 11:26:48 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000584	27496936	XXXX	XX/XX/XXXX 11:26:48 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001361	27496948	XXXX	XX/XX/XXXX 5:31:28 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B		B				No
XXXX	XXXX	XXXX	8001361	27496949	XXXX	XX/XX/XXXX 5:31:28 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001361	27496950	XXXX	XX/XX/XXXX 5:31:28 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001054	27496972	XXXX	XX/XX/XXXX 11:35:15 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001054	27496973	XXXX	XX/XX/XXXX 11:35:15 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000601	27497108	XXXX	XX/XX/XXXX 10:27:40 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000601	27497109	XXXX	XX/XX/XXXX 10:27:40 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8000627	27497121	XXXX	XX/XX/XXXX 11:26:48 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000251	27497253	XXXX	XX/XX/XXXX 12:54:31 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000207	27497275	XXXX	XX/XX/XXXX 12:54:31 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8000941	27497276	XXXX	XX/XX/XXXX 11:23:45 AM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000941	27497277	XXXX	XX/XX/XXXX 11:23:45 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001765	27497316	XXXX	XX/XX/XXXX 11:35:15 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001765	27497317	XXXX	XX/XX/XXXX 11:35:15 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8001238	27497347	XXXX	XX/XX/XXXX 8:33:33 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $217,463.21 is underdisclosed from calculated Finance Charge of $217,909.15 in the amount of $445.94.	TIL Itemization only disclosed origination charges in the amount of $3906.68, however, final HUD reflects $4352.68								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8001238	27497348	XXXX	XX/XX/XXXX 8:33:33 AM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001238	27497349	XXXX	XX/XX/XXXX 8:33:33 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000989	27497415	XXXX	XX/XX/XXXX 11:06:32 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000486	27497511	XXXX	XX/XX/XXXX 8:12:26 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000486	27497512	XXXX	XX/XX/XXXX 8:12:26 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001541	27497625	XXXX	XX/XX/XXXX 7:44:23 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001541	27497626	XXXX	XX/XX/XXXX 7:44:23 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001541	27497627	XXXX	XX/XX/XXXX 7:44:23 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001541	27497628	XXXX	XX/XX/XXXX 7:44:23 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL APR Under/Over Disclosed By Greater Than XX%	Truth In Lending Act: Final TIL APR of XX% is underdisclosed from calculated APR of XX% outside of XX% tolerance.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8001541	27497629	XXXX	XX/XX/XXXX 7:44:23 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $42,183.30 is underdisclosed from calculated Finance Charge of $43,680.39 in the amount of $1,497.09.	Unable to determine under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8001541	27497630	XXXX	XX/XX/XXXX 7:44:23 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8001114	27497651	XXXX	XX/XX/XXXX 8:24:31 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $157,931.99 is underdisclosed from calculated Finance Charge of $158,486.88 in the amount of $554.89.	Itemization did not disclose the attorney fee of $495 and recording service fee of $60 as prepaid finance charges								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8002164	27497678	XXXX	XX/XX/XXXX 8:24:31 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002164	27497679	XXXX	XX/XX/XXXX 8:24:31 PM	Compliance	Compliance	State Compliance	State Defect	Louisiana Prepayment Penalty	Louisiana Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% (in Years 1-5). Loan contracts for prepay percentages of XX%, XX%, XX%, which exceeds the max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002164	27497680	XXXX	XX/XX/XXXX 8:24:31 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $181,996.44 is underdisclosed from calculated Finance Charge of $182,226.44 in the amount of $230.00.	Unable to determine the amount understated due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8000469	27497697	XXXX	XX/XX/XXXX 9:43:01 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000469	27497698	XXXX	XX/XX/XXXX 9:43:01 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000469	27497699	XXXX	XX/XX/XXXX 9:43:01 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000469	27497700	XXXX	XX/XX/XXXX 9:43:01 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000469	27497701	XXXX	XX/XX/XXXX 9:43:01 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				No
XXXX	XXXX	XXXX	8000469	27497702	XXXX	XX/XX/XXXX 9:43:01 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000469	27497703	XXXX	XX/XX/XXXX 9:43:01 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000469	27522703	XXXX	XX/XX/XXXX 12:18:03 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000687	27497723	XXXX	XX/XX/XXXX 9:43:01 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000687	27497724	XXXX	XX/XX/XXXX 9:43:01 AM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000687	27497725	XXXX	XX/XX/XXXX 9:43:01 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002136	27497746	XXXX	XX/XX/XXXX 8:24:31 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002136	27497747	XXXX	XX/XX/XXXX 8:24:31 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002136	27497748	XXXX	XX/XX/XXXX 8:24:31 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002136	27497749	XXXX	XX/XX/XXXX 8:24:31 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Prior to Closing Timing	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002136	27497750	XXXX	XX/XX/XXXX 8:24:31 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Prior to Closing Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001080	27498716	XXXX	XX/XX/XXXX 3:43:34 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001080	27498717	XXXX	XX/XX/XXXX 3:43:34 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001080	27498718	XXXX	XX/XX/XXXX 3:43:34 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001080	27498719	XXXX	XX/XX/XXXX 3:43:34 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001080	27498720	XXXX	XX/XX/XXXX 3:43:34 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001080	27523812	XXXX	XX/XX/XXXX 4:25:35 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002195	27498732	XXXX	XX/XX/XXXX 2:53:49 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8002195	27498733	XXXX	XX/XX/XXXX 2:53:49 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8002195	27498734	XXXX	XX/XX/XXXX 2:53:49 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8002195	27498735	XXXX	XX/XX/XXXX 2:53:49 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8002195	27498736	XXXX	XX/XX/XXXX 2:53:49 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8002195	27498737	XXXX	XX/XX/XXXX 2:53:49 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8002192	27498755	XXXX	XX/XX/XXXX 2:53:49 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8002192	27498756	XXXX	XX/XX/XXXX 2:53:49 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8002192	27498757	XXXX	XX/XX/XXXX 2:53:49 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8002192	27498758	XXXX	XX/XX/XXXX 2:53:49 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		D		D				No
XXXX	XXXX	XXXX	8000533	27498783	XXXX	XX/XX/XXXX 2:53:49 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000533	27498785	XXXX	XX/XX/XXXX 2:53:49 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000533	27498786	XXXX	XX/XX/XXXX 2:53:49 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000533	27498787	XXXX	XX/XX/XXXX 2:53:49 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000533	27524085	XXXX	XX/XX/XXXX 11:16:39 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001547	27498853	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001547	27498854	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001516	27498855	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001516	27498856	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001516	27498857	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001516	27498858	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001516	27498859	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001516	27498860	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001516	27498861	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001516	27498862	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001516	27498863	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001516	27498864	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	Unable to determine if the borrower received a list of service providers due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001516	27498865	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001516	27498866	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001516	27498867	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001516	27498869	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001520	27498870	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001520	27498871	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $100,588.82 is underdisclosed from calculated Finance Charge of $100,727.32 in the amount of $138.50.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8001520	27498872	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8002253	27498882	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002253	27498883	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002253	27498884	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002253	27498885	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002253	27498886	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002253	27498887	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002253	27498888	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001470	27498898	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001470	27498899	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001424	27498911	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001424	27498913	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001424	27498914	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001424	27498915	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate	RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001424	27498916	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001424	27498917	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001424	27498918	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $113,714.55 is underdisclosed from calculated Finance Charge of $114,125.05 in the amount of $410.50.	Unable to determine under disclosure due to missing Itemization of Amount Financed.				Reviewer Comment (2022-12-20): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Truth In Lending Act: Final TIL Finance Charge of $113,714.55 is underdisclosed from calculated Finance Charge of $114,125.16 in the amount of $410.61.				3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8001424	27498919	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8001424	27523874	XXXX	XX/XX/XXXX 4:49:15 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001313	27498935	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001313	27498936	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001313	27498937	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001313	27498938	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001313	27498939	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance With Cure	RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001313	27498940	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001313	27498941	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001313	27498942	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001313	27498943	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001313	27498944	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001192	27498953	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001192	27498954	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001192	27498955	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001120	27498961	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8001120	27498962	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $199,452.62 is underdisclosed from calculated Finance Charge of $199,752.63 in the amount of $300.01.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8001082	27498964	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $63,437.06 is underdisclosed from calculated Finance Charge of $63,481.97 in the amount of $44.91.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8001082	27498965	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Home Improvement		B		B				No
XXXX	XXXX	XXXX	8000986	27498982	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000986	27498983	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000986	27498984	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000980	27498986	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000980	27498987	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000980	27498988	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000980	27498989	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000851	27499004	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000851	27499005	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000841	27499006	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000841	27499007	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				No
XXXX	XXXX	XXXX	8000841	27499010	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002189	27499020	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002189	27499021	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002189	27499022	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000709	27499034	XXXX	XX/XX/XXXX 10:42:10 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000709	27499035	XXXX	XX/XX/XXXX 10:42:10 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000699	27499036	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000699	27499037	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000609	27499047	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000580	27499050	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000580	27499051	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $263,388.72 is underdisclosed from calculated Finance Charge of $264,451.57 in the amount of $1,062.85.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8000580	27499052	XXXX	XX/XX/XXXX 4:14:58 PM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000494	27499062	XXXX	XX/XX/XXXX 6:18:32 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000494	27499064	XXXX	XX/XX/XXXX 6:18:32 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000494	27499065	XXXX	XX/XX/XXXX 6:18:32 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000494	27499066	XXXX	XX/XX/XXXX 6:18:32 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000494	27499067	XXXX	XX/XX/XXXX 6:18:32 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000494	27499068	XXXX	XX/XX/XXXX 6:18:32 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8000494	27499069	XXXX	XX/XX/XXXX 6:18:32 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000494	27509348	XXXX	XX/XX/XXXX 3:28:35 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000468	27499072	XXXX	XX/XX/XXXX 6:18:32 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000468	27499073	XXXX	XX/XX/XXXX 6:18:32 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $206,960.20 is underdisclosed from calculated Finance Charge of $207,066.36 in the amount of $106.16.	Unable to determine under disclosure, due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8000391	27499084	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002071	27499089	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002071	27499090	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002071	27499091	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Compliant Test	TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002071	27499092	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002071	27499093	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				No
XXXX	XXXX	XXXX	8002071	27499095	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002071	27525428	XXXX	XX/XX/XXXX 8:45:39 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000378	27499097	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002063	27499099	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000243	27499121	XXXX	XX/XX/XXXX 6:18:32 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000210	27499132	XXXX	XX/XX/XXXX 6:18:32 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000210	27499133	XXXX	XX/XX/XXXX 6:18:32 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000121	27499140	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000121	27499141	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $127,266.51 is underdisclosed from calculated Finance Charge of $127,331.19 in the amount of $64.68.	Unable to determine source of under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8000121	27499142	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8000115	27499143	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000115	27499144	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000115	27499145	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8000115	27499146	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002040	27499148	XXXX	XX/XX/XXXX 6:18:32 PM	Compliance	Compliance	Federal Compliance	Final TIL Estimated	Final TIL Estimated	Final TIL disclosure found in file had markings indicating one or more entries are estimates.									3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000090	27499172	XXXX	XX/XX/XXXX 6:18:32 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000090	27499173	XXXX	XX/XX/XXXX 6:18:32 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000090	27499174	XXXX	XX/XX/XXXX 6:18:32 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8000090	27499175	XXXX	XX/XX/XXXX 6:18:32 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000014	27499212	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000014	27499213	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000014	27499215	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000014	27523886	XXXX	XX/XX/XXXX 4:55:12 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000013	27499225	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000013	27499226	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000013	27499227	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000013	27499228	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000013	27499229	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000013	27499231	XXXX	XX/XX/XXXX 8:39:08 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8000013	27522993	XXXX	XX/XX/XXXX 1:19:00 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8001081	27499385	XXXX	XX/XX/XXXX 8:21:48 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001081	27499386	XXXX	XX/XX/XXXX 8:21:48 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001081	27499387	XXXX	XX/XX/XXXX 8:21:48 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001081	27499388	XXXX	XX/XX/XXXX 8:21:48 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $213,260.53 is underdisclosed from calculated Finance Charge of $213,557.10 in the amount of $296.57.	Unable to determine cause of under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8002206	27499410	XXXX	XX/XX/XXXX 8:19:52 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002206	27499411	XXXX	XX/XX/XXXX 8:19:52 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000068	27499486	XXXX	XX/XX/XXXX 8:21:48 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $156,734.07 is underdisclosed from calculated Finance Charge of $156,978.26 in the amount of $244.19.	TIL Itemization did not disclose the escrow fee of $200 and courier fee of $44 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8000342	27499520	XXXX	XX/XX/XXXX 1:14:53 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B		B				No
XXXX	XXXX	XXXX	8000441	27499618	XXXX	XX/XX/XXXX 1:14:53 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000885	27499731	XXXX	XX/XX/XXXX 11:31:17 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000557	27499776	XXXX	XX/XX/XXXX 11:31:17 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000557	27499777	XXXX	XX/XX/XXXX 11:31:17 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				No
XXXX	XXXX	XXXX	8000653	27499779	XXXX	XX/XX/XXXX 11:31:17 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000653	27499780	XXXX	XX/XX/XXXX 11:31:17 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000653	27499781	XXXX	XX/XX/XXXX 11:31:17 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $634,523.18 is underdisclosed from calculated Finance Charge of $636,667.26 in the amount of $2,144.08.	Unable to determine underdisclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8000653	27499782	XXXX	XX/XX/XXXX 11:31:17 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.	TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000653	27499783	XXXX	XX/XX/XXXX 11:31:17 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000653	27499784	XXXX	XX/XX/XXXX 11:31:17 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000653	27499785	XXXX	XX/XX/XXXX 11:31:17 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		TIL appears to be final but not signed nor initialed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000701	27499786	XXXX	XX/XX/XXXX 11:31:17 AM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000701	27499787	XXXX	XX/XX/XXXX 11:31:17 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000701	27499788	XXXX	XX/XX/XXXX 11:31:17 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000836	27499952	XXXX	XX/XX/XXXX 2:26:45 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000836	27499953	XXXX	XX/XX/XXXX 2:26:45 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000836	27499954	XXXX	XX/XX/XXXX 2:26:45 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000836	27499955	XXXX	XX/XX/XXXX 2:26:45 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000836	27499956	XXXX	XX/XX/XXXX 2:26:45 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000102	27500003	XXXX	XX/XX/XXXX 11:35:08 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000102	27500004	XXXX	XX/XX/XXXX 11:35:08 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000102	27500005	XXXX	XX/XX/XXXX 11:35:08 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8000102	27500006	XXXX	XX/XX/XXXX 11:35:08 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000223	27500029	XXXX	XX/XX/XXXX 11:35:08 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8000256	27500037	XXXX	XX/XX/XXXX 11:35:08 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000256	27500038	XXXX	XX/XX/XXXX 11:35:08 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000256	27500039	XXXX	XX/XX/XXXX 11:35:08 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000282	27500042	XXXX	XX/XX/XXXX 11:35:08 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000282	27500043	XXXX	XX/XX/XXXX 11:35:08 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000282	27500044	XXXX	XX/XX/XXXX 11:35:08 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8000464	27500063	XXXX	XX/XX/XXXX 3:00:58 PM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000464	27500064	XXXX	XX/XX/XXXX 3:00:58 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $133,604.90 is underdisclosed from calculated Finance Charge of $133,939.90 in the amount of $335.00.	Unable to determine under disclosure due to missing Itemization of amount financed								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8000503	27500065	XXXX	XX/XX/XXXX 3:00:58 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8000534	27500067	XXXX	XX/XX/XXXX 1:47:08 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000725	27500081	XXXX	XX/XX/XXXX 12:45:35 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000865	27500090	XXXX	XX/XX/XXXX 12:45:35 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000875	27500092	XXXX	XX/XX/XXXX 12:45:35 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000875	27500093	XXXX	XX/XX/XXXX 12:45:35 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001436	27500158	XXXX	XX/XX/XXXX 11:05:13 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001489	27500159	XXXX	XX/XX/XXXX 1:57:36 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001469	27500160	XXXX	XX/XX/XXXX 11:05:13 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001646	27500166	XXXX	XX/XX/XXXX 10:45:46 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001646	27500167	XXXX	XX/XX/XXXX 10:45:46 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001646	27500168	XXXX	XX/XX/XXXX 10:45:46 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001646	27500169	XXXX	XX/XX/XXXX 10:45:46 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001646	27500170	XXXX	XX/XX/XXXX 10:45:46 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001646	27500171	XXXX	XX/XX/XXXX 10:45:46 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $191,115.93 is underdisclosed from calculated Finance Charge of $191,415.93 in the amount of $300.00.	TIL Itemization did not disclose the $300 Assignment Recording fee in the Prepaid Finance Charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8001771	27500416	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001771	27500417	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $128,174.18 is underdisclosed from calculated Finance Charge of $128,588.70 in the amount of $414.52.	Unable to determine reason for under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8000777	27500419	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	State Compliance	State Defect	Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File	Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000777	27500420	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000777	27500421	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000777	27500422	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000226	27500423	XXXX	XX/XX/XXXX 11:46:10 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000888	27500430	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000888	27500431	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000132	27500440	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000132	27500441	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000132	27500443	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000132	27500444	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000132	27500445	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000132	27500446	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000132	27500447	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				No
XXXX	XXXX	XXXX	8000132	27500448	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000132	27524080	XXXX	XX/XX/XXXX 10:56:26 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001486	27500511	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001486	27500512	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001486	27500513	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001486	27500514	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Missing Required Statement on Early TIL Disclosure	Truth in Lending Act (Early TIL Disclosure): Early TIL does not contain required statement (You are not required to complete this agreement…).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001486	27500515	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $186,884.60 is underdisclosed from calculated Finance Charge of $187,222.36 in the amount of $337.76.	Unable to determine under disclosure due to missing itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8000000	27500524	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000000	27500525	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000000	27500527	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000000	27500528	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000000	27500529	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000000	27500530	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000000	27500531	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000000	27522253	XXXX	XX/XX/XXXX 11:11:49 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8001472	27500610	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001472	27500611	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001472	27500612	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001472	27500613	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Interest Rate on GFE Inaccurate	RESPA (2010): Interest Rate on GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001472	27500614	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8000171	27500605	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000171	27500606	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8000171	27500607	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	D		D				No
XXXX	XXXX	XXXX	8000171	27500608	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001022	27500628	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001264	27500629	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001264	27500630	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001264	27500631	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001264	27500632	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001264	27500633	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation	Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001264	27500634	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $133,497.26 is underdisclosed from calculated Finance Charge of $133,855.15 in the amount of $357.89.	TIL Itemization did not disclose a Settlement Closing Fee of $555 as a prepaid finance charge. Additionally, TIL itemiation disclosed Additional Recording Charges of $150 and Final HUD reflects $0.00 and an Endorsement Fee of $50 as disclosed as a Prepaid Finance Charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8000590	27500639	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000987	27500681	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000987	27500682	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000987	27500683	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000038	27500684	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				No
XXXX	XXXX	XXXX	8000038	27500685	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001017	27500679	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001017	27500680	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	State Compliance	Misc. State Level	Virginia Tangible Net Benefit Test	Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001401	27500721	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001401	27500722	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Missing	Unable to determine if the borrower received a list of service providers due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001401	27500723	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001401	27500724	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000933	27500728	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000933	27500729	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)	Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000933	27500730	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000933	27500731	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000933	27500732	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $342,773.33 is underdisclosed from calculated Finance Charge of $342,815.93 in the amount of $42.60.	TIL itemization did not disclose a Courier/Messenger fee of $40.50 as prepaid finance charge.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8001754	27500735	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001754	27500736	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 802) Without Cure	RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001754	27500737	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) Without Cure	RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001754	27500738	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001754	27500739	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002160	27500741	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8001242	27500794	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001242	27500795	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8001077	27500799	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001077	27500800	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001067	27500821	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001067	27500822	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8001076	27500830	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001076	27500831	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $143,629.00 is underdisclosed from calculated Finance Charge of $143,966.47 in the amount of $337.47.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8001038	27500837	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000739	27500878	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000739	27500879	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000739	27500880	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000739	27500881	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	B		B				No
XXXX	XXXX	XXXX	8000739	27500882	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001377	27500895	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001241	27500902	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001241	27500903	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001241	27500904	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001241	27500905	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001241	27500906	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001241	27500907	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001241	27500908	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001241	27500910	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001241	27500911	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8001241	27524076	XXXX	XX/XX/XXXX 10:29:11 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000902	27500912	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000902	27500913	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001479	27500915	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001479	27500916	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001479	27500917	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001479	27500918	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001479	27500919	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001479	27500920	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance With Cure	RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001479	27500921	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001479	27500922	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001337	27500925	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001337	27500926	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001337	27500927	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001337	27500929	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001209	27500930	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001209	27500931	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000262	27500945	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000262	27500946	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8000262	27500947	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000262	27500948	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000051	27500983	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000051	27500984	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000051	27500985	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000051	27500986	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000051	27500987	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				No
XXXX	XXXX	XXXX	8000051	27500988	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000051	27500989	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000051	27500990	XXXX	XX/XX/XXXX 8:53:41 AM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000415	27501036	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000415	27501037	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000415	27501038	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000415	27501039	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000415	27501040	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000415	27501041	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8000415	27501042	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000172	27501059	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000172	27501060	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000172	27501061	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8001482	27501066	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001482	27501067	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001482	27501068	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001482	27501069	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002141	27501090	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002141	27501091	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002141	27501092	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	State Compliance	State Late Charge	Pennsylvania First Lien Late Charge Grace Period Testing	Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002141	27501093	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002141	27501094	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $587,774.29 is underdisclosed from calculated Finance Charge of $589,883.88 in the amount of $2,109.59.	The APR Disclosure indicates the Lender used an Index of XX%. Unable to get payment streams to match up with the available Indices.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8002141	27501096	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001312	27501109	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001312	27501110	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001312	27501111	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001312	27501112	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	Unable to determine if the Good Faith Estimate column on page 3 of the Final HUD-1 is accurate as compared to the most recently disclosed Good Faith Estimate due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001312	27501113	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001312	27501114	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001312	27501115	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001312	27501116	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	D		D				No
XXXX	XXXX	XXXX	8001312	27501117	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				No
XXXX	XXXX	XXXX	8001312	27501118	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				No
XXXX	XXXX	XXXX	8000661	27501128	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000661	27501129	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000661	27501130	XXXX	XX/XX/XXXX 3:12:39 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000030	27501137	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000030	27501138	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000030	27501139	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000030	27501140	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000030	27501141	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000030	27501142	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000030	27501143	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000030	27501144	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				No
XXXX	XXXX	XXXX	8000030	27501145	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	UTD - UTD		D		D				No
XXXX	XXXX	XXXX	8000039	27501154	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000039	27501155	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000039	27501156	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000039	27501157	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000039	27501158	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000039	27501159	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000039	27501160	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000039	27501161	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Purchase		D		D				No
XXXX	XXXX	XXXX	8000023	27501150	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000023	27501151	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000023	27501152	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	State Compliance	State Late Charge	Mississippi Late Charge Percent and Amount Testing > $100,000	Mississippi Late Charge: Note late charge of XX% exceeds state maximum of 4% or $5, whichever is greater.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000106	27501182	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000106	27501183	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000103	27501186	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000103	27501187	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $311,042.69 is underdisclosed from calculated Finance Charge of $311,312.04 in the amount of $269.35.	TIL itemization did not disclose a settlement fee of $180, a tax cert fee of $25, title courier fees of $40, and courier fees of $20 at prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8000114	27501193	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000114	27501194	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $257,740.39 is underdisclosed from calculated Finance Charge of $257,839.49 in the amount of $99.10.	Unable to determine under disclosure due to missing Itemization of Amount Financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8000114	27501195	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8000241	27501196	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8000419	27501241	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000419	27501242	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000419	27501244	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000419	27501245	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000419	27501246	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000419	27501247	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000419	27501248	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000419	27501249	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				No
XXXX	XXXX	XXXX	8000419	27501250	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	UTD	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8000474	27501265	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000470	27501267	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000470	27501268	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $251,268.72 is underdisclosed from calculated Finance Charge of $251,843.72 in the amount of $575.00.	Unable to determine under disclosure due to missing itemization of amount financed.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8000531	27501288	XXXX	XX/XX/XXXX 12:40:11 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000549	27501294	XXXX	XX/XX/XXXX 9:30:57 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		TIL appears to be final but not signed nor initialed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000549	27501295	XXXX	XX/XX/XXXX 9:30:57 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000549	27501296	XXXX	XX/XX/XXXX 9:30:57 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.	TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.								3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Purchase		B		B				No
XXXX	XXXX	XXXX	8000539	27501302	XXXX	XX/XX/XXXX 9:30:57 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000539	27501303	XXXX	XX/XX/XXXX 9:30:57 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000539	27501304	XXXX	XX/XX/XXXX 9:30:57 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000539	27501305	XXXX	XX/XX/XXXX 9:30:57 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000505	27501307	XXXX	XX/XX/XXXX 9:30:57 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000505	27501308	XXXX	XX/XX/XXXX 9:30:57 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000505	27501309	XXXX	XX/XX/XXXX 9:30:57 AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8000505	27501310	XXXX	XX/XX/XXXX 9:30:57 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Borrower signature not dated.										3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000548	27501312	XXXX	XX/XX/XXXX 9:30:57 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000553	27501318	XXXX	XX/XX/XXXX 9:30:57 AM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000553	27501319	XXXX	XX/XX/XXXX 9:30:57 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000591	27501336	XXXX	XX/XX/XXXX 9:30:57 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000621	27501341	XXXX	XX/XX/XXXX 9:30:57 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Purchase		B		B				No
XXXX	XXXX	XXXX	8000684	27501354	XXXX	XX/XX/XXXX 8:38:11 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000726	27501360	XXXX	XX/XX/XXXX 8:38:11 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000819	27501384	XXXX	XX/XX/XXXX 8:38:11 AM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Not Provided to Borrower At or Before Consummation	Truth in Lending Act: Final TIL was not provided to the borrower by closing.	TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.								3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000819	27501385	XXXX	XX/XX/XXXX 8:38:11 AM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Doc Error) TIL Error: Final TIL not signed by all required parties		TIL appears to be final but not signed nor initialed by borrower.								3	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000814	27501387	XXXX	XX/XX/XXXX 8:38:11 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000814	27501389	XXXX	XX/XX/XXXX 8:38:11 AM	Compliance	Compliance	State Compliance	State Defect	Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File	Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000759	27501390	XXXX	XX/XX/XXXX 8:38:11 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000759	27501391	XXXX	XX/XX/XXXX 8:38:11 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8000759	27501392	XXXX	XX/XX/XXXX 8:38:11 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000827	27501394	XXXX	XX/XX/XXXX 8:38:11 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8000827	27501395	XXXX	XX/XX/XXXX 8:38:11 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000827	27501396	XXXX	XX/XX/XXXX 8:38:11 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000863	27501417	XXXX	XX/XX/XXXX 8:38:11 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8000999	27501440	XXXX	XX/XX/XXXX 10:12:53 AM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8000999	27501441	XXXX	XX/XX/XXXX 10:12:53 AM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8000999	27501442	XXXX	XX/XX/XXXX 10:12:53 AM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8001019	27501444	XXXX	XX/XX/XXXX 10:12:53 AM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8001019	27501445	XXXX	XX/XX/XXXX 10:12:53 AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Debt Consolidation		D		D				No
XXXX	XXXX	XXXX	8001345	27501497	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001345	27501498	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001345	27501499	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001345	27501500	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001345	27501501	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001345	27501502	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001425	27501503	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001425	27501504	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001406	27501506	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001435	27501517	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001454	27501527	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001454	27501528	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001455	27501529	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001455	27501530	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001455	27501531	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001455	27501533	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001459	27501540	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001475	27501543	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B		B				No
XXXX	XXXX	XXXX	8001475	27501544	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001475	27501545	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001475	27501546	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001514	27501565	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001514	27501566	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001514	27501567	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001514	27501568	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001514	27501569	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001514	27501570	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001514	27501571	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001514	27501572	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001514	27501573	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001514	27501574	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001514	27501575	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001514	27501576	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001514	27501577	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001514	27501578	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001518	27501580	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001518	27501581	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001518	27501582	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001519	27501584	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001519	27501585	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001536	27501587	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001536	27501588	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001536	27501589	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001536	27501590	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance Without Cure	RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001536	27501591	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) Without Cure	RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001536	27501592	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Amount on Final GFE Inaccurate	RESPA (2010): Loan Amount on Final GFE does not match Note.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001536	27501593	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001539	27501597	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001539	27501598	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001539	27501599	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001539	27501600	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001539	27501601	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001539	27501602	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001539	27501603	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001559	27501605	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Property - Appraisal	General Appraisal Requirements	LTV Test	Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001559	27501607	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001559	27501609	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001559	27501610	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001559	27501611	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001559	27501612	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001559	27501613	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001559	27501614	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Missing Information to Determine Origination Channel	Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001559	27501615	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001559	27501616	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001559	27501617	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001559	27501618	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	State Compliance	State Late Charge	New York Late Charge Percent Testing	New York Late Charge: Note late charge percent of XX% exceeds the state maximum of 2%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001559	27501619	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001559	27501620	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D		D				No
XXXX	XXXX	XXXX	8001559	27501621	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8001578	27501622	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001578	27501623	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001578	27501624	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001578	27501625	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001549	27501633	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Second Home	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001584	27501642	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001584	27501643	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001584	27501644	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001572	27501639	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001572	27501640	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Disclosure Not In File	Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001572	27501641	XXXX	XX/XX/XXXX 3:52:48 PM	Compliance	Compliance	State Compliance	Misc. State Level	Maryland Ability to Repay Not Verified	Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001622	27501652	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001622	27501653	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely	Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001622	27501654	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	State Compliance	Misc. State Level	Michigan Consumer Mortgage Protection Act (Counseling Agencies List)	Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001622	27501655	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $106,017.19 is underdisclosed from calculated Finance Charge of $106,271.55 in the amount of $254.36.	TIL Itemization did not disclose $195.00 Copy Fee, $25.00 Recording Service Fee & $33.00 Courier Fee as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8001623	27501656	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001623	27501657	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001623	27501658	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001623	27501659	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001623	27501660	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001623	27501661	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001623	27501662	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001623	27501663	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001623	27501664	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Note Date used as Transaction Date	Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001630	27501666	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001630	27501667	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001630	27501668	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8001633	27501670	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001635	27501681	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001635	27501682	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001635	27501683	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001635	27501684	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001635	27501685	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001659	27501715	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001659	27501716	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001659	27501717	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001659	27501718	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate	RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001659	27501719	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001659	27501720	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8001659	27501721	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8001661	27501727	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 802) Without Cure	RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001661	27501728	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) Without Cure	RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation, Proof of Delivery, and Refund check	B		B				No
XXXX	XXXX	XXXX	8001661	27501729	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001666	27501730	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001666	27501731	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001666	27501732	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001666	27501733	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $253,345.48 is underdisclosed from calculated Finance Charge of $253,520.48 in the amount of $175.00.	TIL itemization did not disclose a CPL fee of $50 and doc signing fee of $125 as prepaid finance charges.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8001666	27501735	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 801) With Cure	RESPA (2010): 0% tolerance violation for 801 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001666	27501736	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) With Cure	RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001667	27501738	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material	Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		D		D				No
XXXX	XXXX	XXXX	8001676	27501744	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001676	27501745	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001726	27501759	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001726	27501760	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001726	27501761	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001726	27501762	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001726	27501763	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001726	27501764	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001726	27501765	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Existence of Escrow Account on Final HUD-1 Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001726	27501766	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001726	27501767	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001726	27501768	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8001734	27501774	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001734	27501775	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001734	27501776	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Prepayment Penalty Information on GFE Inaccurate	RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001734	27501777	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Prepayment Penalty Information on Final HUD-1 Inaccurate	RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001746	27501778	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001746	27501779	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001746	27501780	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001746	27501781	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001746	27501782	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001751	27501791	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Missing Required Data	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001751	27501792	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Initial Payment on GFE Inaccurate	RESPA (2010): Initial payment on GFE does not match actual payment on loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001751	27501793	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001751	27501794	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001751	27501795	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	TILA	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $184,499.90 is underdisclosed from calculated Finance Charge of $184,680.56 in the amount of $180.66.	Unable to determine # of Months the Lender's Final TIL has MI in force for. Based on the loan amount and appraisal value MI would be in force for 162 months.								3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected TIL Disclosure, and Re-open Rescission if Applicable	B		B				No
XXXX	XXXX	XXXX	8001761	27501797	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001761	27501798	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 10% Tolerance With Cure	RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001761	27501799	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001761	27501800	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 801) With Cure	RESPA (2010): 0% tolerance violation for 801 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001761	27501801	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 803) With Cure	RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001772	27501806	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001772	27501807	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002109	27501815	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002109	27501816	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002109	27501817	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002109	27501818	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	State Compliance	State Late Charge	Delaware Late Charge Percent Testing	Delaware Late Charge: Note late charge percent of XX% exceeds the state maximum of 5%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002109	27501819	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002109	27501820	XXXX	XX/XX/XXXX 4:49:25 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002131	27501885	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002131	27501886	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002131	27501887	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002131	27501888	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	State Compliance	State Defect	Michigan Prepayment Penalty	Michigan Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002131	27501889	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002131	27501890	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase	No Defined Cure	B		B				No
XXXX	XXXX	XXXX	8002132	27501892	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002133	27501895	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002133	27501896	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002133	27501897	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002133	27501898	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	State Compliance	State Defect	Illinois Prepayment Penalty	Illinois Prepayment Penalty (Illinois Interest Act): Maximum prepay allowed on a loan with an interest rate less than 8% is 6 months interest calculated on 80% of the original balance. ($XXXX]. Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002135	27501901	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002135	27501902	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002135	27501903	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8002193	27501992	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8002193	27501993	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8002193	27501994	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8002193	27501995	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		D		D				No
XXXX	XXXX	XXXX	8002194	27502049	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002194	27502050	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: No Document Used For Fee Testing Material	Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.									3	D	D	D	D	D	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002194	27502051	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application No Fees	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002194	27502052	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002194	27502053	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - UTD		D		D				No
XXXX	XXXX	XXXX	8002177	27502064	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002177	27502065	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Other		B		B				No
XXXX	XXXX	XXXX	8002207	27502069	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002207	27502070	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002207	27502071	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002207	27502072	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	State Compliance	State Late Charge	Illinois Late Charge Percent Testing	Illinois Late Charge: Note late charge percent of XX% exceeds the state maximum of 5%.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Cash-out - Debt Consolidation		B		B				No
XXXX	XXXX	XXXX	8002266	27502076	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002266	27502078	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002266	27502079	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002266	27502080	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - NMLS Info Not in File	Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	Need evidence that lender provided consumer with accurate NMLS information post close (updated 1003)	B		B				No
XXXX	XXXX	XXXX	8002266	27502081	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002266	27502082	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002266	27502083	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002266	27502084	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002266	27502085	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8002266	27502086	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002261	27502102	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Miscellaneous Compliance	Missing, Incorrect, or Incomplete GFE	(Doc Error) Initial GFE not provided										2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002261	27502104	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002261	27502105	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002261	27502106	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002261	27502107	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002261	27502108	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002261	27502109	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Missing	RESPA: Initial GFE not provided to Borrower(s).									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002261	27502110	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Missing	Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002261	27502111	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B		B				No
XXXX	XXXX	XXXX	8002261	27502112	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete Final TIL	TILA - Final TIL Missing	Missing Final TIL.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002263	27502088	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002263	27502089	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Missing Application Date	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002263	27502090	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002263	27502091	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002263	27502092	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002263	27502093	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Safe Act	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002263	27502094	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Safe Act	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002263	27502095	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002263	27502096	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - Loan Term on Final HUD-1 Inaccurate	RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002263	27502097	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002263	27502098	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	TIL-MDIA	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									3	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002263	27502100	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002272	27502142	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8002272	27502143	XXXX	XX/XX/XXXX 3:10:39 PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days	RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				No
XXXX	XXXX	XXXX	8001798	27892113	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA (2010) - 0% Tolerance (Line 1203) With Cure	RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Refinance - Rate/Term		B		B				Yes
XXXX	XXXX	XXXX	8001785	27891807	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No
XXXX	XXXX	XXXX	8001785	27891817	XXXX	XX/XX/XXXX 11:18:29 AM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.									2	B	B	B	B	B	XX/XX/XXXX	XX	Primary	Purchase		B		B				No